As filed with the Securities and Exchange Commission on May 31, 2002
                                            1933 Act Registration No. 333-84623
                                             1940 Act Registration No. 811-9519
===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]
         Pre-Effective Amendment No.                            [ ]
         Post-Effective Amendment No. 6                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
         Amendment No. 7                                        [X]

                               ------------------

                               TD WATERHOUSE TRUST
               (Exact Name of Registrant as Specified in Charter)

     +---               100 Wall Street, New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)

               Registrant's Telephone Number, Including Area Code:
                                 (617) 824-1210

                            George A. Rio, President
                               TD Waterhouse Trust
                             c/o BISYS Fund Services
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                          Copies of communications to:
                             Margery K. Neale, Esq.
                               Shearman & Sterling
                              599 Lexington Avenue
                            New York, New York, 10022

It is proposed that this filing will become effective:


         [X]    Immediately upon filing pursuant to paragraph (b)
         [ ]    60 days after filing pursuant to paragraph (a) (1)
         [ ]    On (date) pursuant to paragraph (b)

         [ ]    On (date) pursuant to paragraph (a) (1)
         [ ]    75 days after filing pursuant to paragraph (a) (2)
         [ ]    On (date) pursuant to paragraph (a) (2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               TD WATERHOUSE TRUST

                        Eight portfolios to choose from:

                    Index Funds

                    o    TD Waterhouse Bond Index Fund

                    o    TD Waterhouse Dow 30 Fund

                    o    TD Waterhouse 500 Index Fund

                    o    TD Waterhouse Extended Market Index Fund

                    o    TD Waterhouse Asian Index Fund

                    o    TD Waterhouse European Index Fund

                    Actively Managed Funds

                    o    TD Waterhouse Technology Fund

                    o    TD Waterhouse Tax Managed Growth Fund

                                   PROSPECTUS

                              [TD Waterhouse logo]


                                  May 31, 2002

AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THE FUNDS' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TD WATERHOUSE TRUST

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES
AND PRINCIPAL RISKS...............................................        4
Fund Overview.....................................................        4
Index Funds.......................................................        4
Actively Managed Funds............................................       10
Who May Want to Invest............................................       12


 PAST FUND PERFORMANCE............................................       13


FEES AND EXPENSES OF THE FUNDS....................................       21

INVESTMENT STRATEGIES.............................................       23
Index Funds.......................................................       23
Actively Managed Funds............................................       26
General...........................................................       28

INVESTMENT RISKS..................................................       30

HOW TO BUY AND SELL SHARES........................................       33
How to Buy Shares.................................................       33
How to Sell Shares................................................       36

SHAREHOLDER INFORMATION...........................................       37


Telephone Transactions............................................       37
Brokerage Account Requirements....................................       37
Statements to Shareholders........................................       37
 Pricing Your Shares..............................................       37
Dividends and Distributions.......................................       38
Taxes.............................................................       38


MANAGEMENT........................................................       39


OTHER INFORMATION.................................................       41

A Word about the  Indexes.........................................       41


FINANCIAL HIGHLIGHTS..............................................       45

FOR MORE INFORMATION                                                 Back cover

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND PRINCIPAL RISKS
--------------------------------------------------------------------------------


FUND OVERVIEW
Each TD Waterhouse fund (each a "Fund" and, collectively, the "Funds") is a separate portfolio of TD Waterhouse Trust (the "Trust"), an open-end management investment company. Each Fund has its own investment objective that it pursues through distinct investment strategies. Differences in objectives and strategies among the Funds affect the degree of risk and potential return of each Fund.

Several of the Funds use a "passively" managed investment approach through which they attempt to match the return of a target index. These Funds are the TD Waterhouse Bond Index Fund, the TD Waterhouse Dow 30 Fund, the TD Waterhouse 500 Index Fund, the TD Waterhouse Extended Market Index Fund, the TD Waterhouse Asian Index Fund and the TD Waterhouse European Index Fund (the "Index Funds"). The TD Waterhouse Technology Fund and the TD Waterhouse Tax Managed Growth Fund (the "Actively Managed Funds") are actively managed by their investment sub-adviser. The following summarizes each Fund's investment objective, principal strategies and risks. The Funds' principal strategies and risks are further described in Investment Strategies and Investment Risks.

There can be no assurance that a Fund will achieve its investment objective.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INDEX FUNDS

TD WATERHOUSE BOND INDEX FUND

OBJECTIVE
To seek to track closely the total return of a broad, market-weighted bond index, before the deduction of Fund expenses.

PRINCIPAL  STRATEGY
The Fund invests in a mix of investment-grade bonds consistent with those included in the LEHMAN BROTHERS AGGREGATE BOND INDEX (the "Lehman Index") in attempting to match the performance of that index.

   The Lehman Index is a broad representation of the investment-grade fixed income market in the U.S. It includes U.S. government and corporate debt securities, mortgage- and asset-backed securities, and international U.S. dollar-denominated bonds. All securities contained in the Lehman Index have a minimum term to maturity of one year.

--------------------------------------------------------------------------------
   WHAT IS AN INDEX FUND?

   AN INDEX IS AN UNMANAGED GROUP OF SECURITIES WHOSE OVERALL PERFORMANCE IS USED AS A STANDARD TO MEASURE INVESTMENT PERFORMANCE. AN INDEX FUND SEEKS TO MATCH, AS CLOSELY AS POSSIBLE, THE PERFORMANCE OF AN ESTABLISHED TARGET INDEX. THE FUND DOES THIS BY HOLDING ALL, OR A REPRESENTATIVE SAMPLE, OF THE SECURITIES THAT COMPRISE THE INDEX, AS WELL AS OTHER INSTRUMENTS THAT ARE DESIGNED TO REPLICATE, OR THAT CORRELATE WITH, ALL OR A PORTION OF THE INDEX, INCLUDING DERIVATIVES.

   FOR INFORMATION ABOUT PARTICULAR INDEXING TECHNIQUES, SEE INVESTMENT STRATEGIES.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Until it reaches an asset level of approximately $25 million, the Fund anticipates being overweighted in U.S. government securities, which are included in the Lehman Index and are consistent with the investment and risk characteristics of the index. During this period, the Fund is not expected to track the index with the same degree of accuracy as if it were invested more broadly in bonds contained in the index.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of bonds. Normally, the values of bonds vary inversely with changes in prevailing interest rates.

An issuer of securities held by the Fund may not be able to repay its obligations, including its obligations to the Fund.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's performance may not match the index.

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its bond investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

TD WATERHOUSE DOW 30 FUND

OBJECTIVE

To seek to track the total return of the Dow Jones Industrial Average (the "DJIA"SM) before Fund expenses.

PRINCIPAL STRATEGY The Fund invests primarily in the equity securities of the 30 companies comprising the DJIA (known as the "Dow 30"SM) in the same proportions that they are represented in the DJIA.

   The DJIA currently consists of 30 of the most widely held and actively traded stocks in the U.S. stock market. The stocks in the DJIA represent large-capitalization companies that typically are dominant firms in their respective industries. The DJIA is price-weighted, which means that, essentially, it includes one share of each of its component stocks.


--------------------------------------------------------------------------------
   WHAT IS MARKET CAPITALIZATION?

   STOCKS OF PUBLICLY TRADED COMPANIES CAN BE CLASSIFIED BY THE COMPANIES' TOTAL MARKET VALUE, OR CAPITALIZATION. GENERALLY, LARGE-CAPITALIZATION (LARGE-CAP) COMPANIES ARE DEFINED AS THOSE WHOSE OUTSTANDING SHARES HAVE A TOTAL MARKET VALUE EXCEEDING $10 BILLION. MID-CAPITALIZATION (MID-CAP) COMPANIES GENERALLY HAVE A TOTAL MARKET VALUE BETWEEN $1 BILLION AND $10 BILLION. SMALL-CAPITALIZATION (SMALL-CAP) COMPANIES GENERALLY HAVE A TOTAL MARKET VALUE OF LESS THAN $1 BILLION.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

Large-cap stocks may perform differently than the overall stock market.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company or industry, the Fund has greater exposure to the performance and risks of that company or industry.

The Fund's performance may not match the index.

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities, or otherwise achieve their intended performance.

TD WATERHOUSE 500 INDEX FUND

OBJECTIVE
To seek to track closely the total return of a benchmark index that measures the investment return of large-capitalization stocks, before the deduction of Fund expenses.

PRINCIPAL  STRATEGY
The Fund invests primarily in the stocks included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"), in attempting to match the performance of that index.

   The S&P 500 Index is a market-weighted index composed of 500 common stocks issued by large-capitalization companies representing the top industries in the U.S. The stocks included in the S&P 500 Index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

Large-cap stocks may perform differently than the overall stock market.

The Fund's 'non-diversified' status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's performance may not match the index.

--------------------------------------------------------------------------------

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

TD WATERHOUSE EXTENDED MARKET INDEX FUND

OBJECTIVE
To seek to track closely the total return of a benchmark index that measures the investment return of mid- and small-capitalization stocks, before the deduction of Fund expenses.

PRINCIPAL STRATEGY
The Fund invests primarily in stocks included in the Wilshire 4500 Equity Index (the "Wilshire 4500 Index"), in attempting to match the performance of that index.

   The Wilshire 4500 Index is a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Index contains most of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

Small and mid-cap stocks are more volatile in price than large-cap  stocks,  and
may  perform   differently   than  the   overall   stock   market.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's performance may not match the index.

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

--------------------------------------------------------------------------------


TD WATERHOUSE ASIAN INDEX FUND

OBJECTIVE
To seek to track closely the total return of a benchmark index that measures the investment return of stocks of Pacific Basin companies, before the deduction of Fund expenses.

PRINCIPAL  STRATEGY
The Fund invests primarily in stocks that comprise the MSCI(R) Pacific Free Index, in attempting to match the performance of that index.

   The MSCI(R) Pacific Free Index contains approximately 460 common stocks of Pacific Basin companies. The index is dominated by the Japanese stock market, which represented 75% of the market capitalization of the index as of April 30, 2002. The other four countries represented in the MSCI(R) Pacific Free Index are Australia, Hong Kong, New Zealand, and Singapore. The designation "Free" in the name of the MSCI(R) Pacific Free Index refers to the securities that the index tracks. Some countries restrict foreign investment in certain industries, so only stocks that can be bought freely by a U.S. mutual fund are tracked.

Under normal market conditions, the Fund can invest no more than 20% of its net assets in the stocks of companies in Australia and New Zealand. The Fund has adopted a policy to give at least 60 days' notice before changing this investment policy.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

In general, foreign investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could affect Fund performance.

Because of its  emphasis  on the Asian  markets,  the Fund may  involve a higher
degree  of   foreign   risk  than  that  of  more   geographically   diversified
international funds.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's performance may not match the index.

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

--------------------------------------------------------------------------------


TD WATERHOUSE EUROPEAN INDEX FUND

OBJECTIVE
To seek to track closely the total return of a benchmark index that measures the investment return of stocks of European companies, before the deduction of Fund expenses.

PRINCIPAL  STRATEGY
The Fund invests primarily in the stocks that comprise the MSCI(R) Europe Index, in attempting to match the performance of that index.

   The MSCI(R) Europe Index consists of common stocks of more than 500 companies located in 16 European countries. Four countries - the United Kingdom, Germany, Switzerland and France - dominate the index, with 30%, 9.60%,
   11.20%, and 13.10%, respectively, as of April 30, 2002. The other 12 countries, which include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, and Sweden, are much less significant to the MSCI(R) Europe Index and, consequently, the European Index Fund.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

In general, foreign investing involves higher risks than investing in U.S. markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could affect Fund performance.

Because of its emphasis on the European  markets,  the Fund may involve a higher
degree  of   foreign   risk  than  that  of  more   geographically   diversified
international funds.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's performance may not match the index.

In attempting to match the index, the Fund will bear the full risk of loss of those securities in the index without any attempt to limit losses.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

--------------------------------------------------------------------------------


ACTIVELY MANAGED FUNDS

--------------------------------------------------------------------------------
   WHAT IS AN ACTIVELY MANAGED FUND?

   AN ACTIVELY MANAGED FUND IS MANAGED BY AN INVESTMENT ADVISER THAT BUYS AND SELLS SECURITIES BASED ON RESEARCH AND ANALYSIS IN AN ATTEMPT TO ACHIEVE A PARTICULAR OBJECTIVE.
--------------------------------------------------------------------------------

TD WATERHOUSE TECHNOLOGY FUND

OBJECTIVE
To seek enhanced performance over a benchmark index that measures the investment return of technology stocks, before the deduction of Fund expenses.

PRINCIPAL STRATEGY
The Fund invests primarily in stocks representing a broad range of technology companies in attempting to outperform the Goldman Sachs Technology Index (the
"GSTI(R)   Composite  Index").

Under normal market conditions, the Fund concentrates by investing at least 80% of its assets in the stocks of technology companies - companies expected to benefit from the development, advancement, and use of science and technology, such as those in the computer, telecommunications, and electronics industries. The Fund has adopted a policy to give at least 60 days' notice before changing this investment policy. As part of its strategy, the Fund invests at least 65% of its total assets in stocks in the GSTI(R) Composite Index. Up to 35% of the Fund's total assets may be invested in the stocks of technology and other related companies that are not included in the GSTI(R) Composite Index.

   The GSTI(R) Composite Index includes approximately 230 companies representing several different sectors of the technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services and software).

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

Because the Fund concentrates its investments in a single industry, the Fund is exposed to the risks of that industry. Stocks of technology companies are likely to be more volatile than, and may underperform, the stock market as a whole. Historically, technology stocks have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. In addition, the Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

Small and mid-cap stocks, in which the Fund may invest, are more volatile in price than large-cap stocks, and may perform differently than the overall stock market.

To the extent the Fund invests in foreign stocks, it is exposed to the risks of those markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could affect Fund performance.

--------------------------------------------------------------------------------

The investment sub-adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock may prove to be incorrect.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

TD WATERHOUSE TAX MANAGED GROWTH FUND

--------------------------------------------------------------------------------
   WHAT IS A TAX MANAGED FUND?

   MUTUAL FUNDS OFTEN SEEK TO MAXIMIZE PRE-TAX TOTAL RETURNS, WITHOUT REGARD TO THE PERSONAL TAX CONSEQUENCES FOR INVESTORS. YET MANY INVESTORS STAND TO LOSE A SUBSTANTIAL PORTION OF THEIR INVESTMENT RETURNS TO FEDERAL, STATE, AND LOCAL TAXES. FUND DIVIDEND AND SHORT-TERM CAPITAL GAIN DISTRIBUTIONS ARE NOW TAXED AT FEDERAL INCOME TAX RATES AS HIGH AS 39.6%; FOR LONG-TERM CAPITAL GAINS, THE RATES REACH UP TO 20%. A TAX MANAGED FUND AIMS TO MINIMIZE THE IMPACT OF TAXES ON INVESTORS' TOTAL RETURNS BY MINIMIZING CAPITAL GAIN AND OTHER TAXABLE DISTRIBUTIONS.
--------------------------------------------------------------------------------

OBJECTIVE
To seek long-term capital appreciation while minimizing taxable distributions to shareholders.

PRINCIPAL  STRATEGY
The Fund invests primarily in stocks believed by its investment sub-adviser to have superior growth potential using methods designed to reduce, but not eliminate, taxable distributions. The Fund's investments typically consist of large-cap stocks selected mainly from the 1,000 largest domestic companies as measured by their capitalizations.

PRINCIPAL RISKS
You could lose money on your investment in the Fund, or the Fund could underperform other investments. Many factors can adversely affect the performance of stocks, including both general financial market conditions and factors related to a specific company or industry.

The Fund's "non-diversified" status allows it to invest a greater percentage of its assets in the stock of a single company than a diversified fund. To the extent the Fund invests a greater percentage of its assets in a single company, the Fund has greater exposure to the performance and risks of that company.

The Fund's strategy of investing in "growth" stocks could fall out of favor with the investing public.

Small and mid-cap stocks, in which the Fund may invest, are more volatile in price than large-cap stocks, and may perform differently than the overall stock market.

To the extent the Fund invests in foreign stocks, it is exposed to the risks of those markets. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could affect Fund performance.

The investment sub-adviser's judgment about the attractiveness, value or potential appreciation of a particular company's stock - or the investment sub-adviser's strategies designed to minimize taxable distributions - may prove to be incorrect.

Although most of the Fund's risks are those associated with its stock investments, other investment strategies also may involve risks. For example, futures contracts, which the Fund uses to gain market

--------------------------------------------------------------------------------


exposure, may not correlate with the performance of the related securities or otherwise achieve their intended purpose.

WHO MAY WANT TO INVEST

The  BOND INDEX FUND may be an appropriate  investment if you:

     o    are looking for an investment that provides income
     o    are willing to accept a lower potential for capital appreciation
     o are willing to accept the risk that the value of your investment may decline

The DOW 30 FUND, the 500 INDEX FUND, the EXTENDED MARKET INDEX FUND, the
ASIAN INDEX FUND, the EUROPEAN INDEX FUND, the TECHNOLOGY FUND, and the TAX MANAGED GROWTH FUND may be appropriate investments if you:

     o are investing with long-term goals, such as retirement or funding a child's education
     o are willing to accept the risk that the value of your investment may decline
     o    are not seeking a substantial amount of current income

In addition -

     The DOW 30 FUND may be appropriate if you are looking for a convenient way to track the total return of the DJIA, one of the most widely followed market indicators in the world.

     The 500 INDEX FUND may be appropriate if you want to invest in large U.S. companies.

     The EXTENDED MARKET INDEX FUND may be appropriate if you want to invest in small to mid-cap U.S. companies and can accept the additional risk and volatility associated with stocks of these companies.

     The ASIAN INDEX FUND may be appropriate if you are looking for exposure to the major Pacific Basin markets and can accept the additional risk and volatility associated with foreign investing as compared to a fund investing exclusively in U.S. companies.

     The EUROPEAN INDEX FUND may be appropriate if you are looking for exposure to the European markets and can accept the additional risk and volatility associated with foreign investing as compared to a fund investing exclusively in U.S. companies.

     The TECHNOLOGY FUND may be appropriate if you want exposure to the technology sector and can accept the heightened risk and volatility associated with stocks of technology companies as compared to a fund investing across multiple sectors and industries.

     The TAX MANAGED GROWTH FUND may be appropriate if you are a relatively high-income investor seeking tax-advantaged total returns.

--------------------------------------------------------------------------------


PAST FUND PERFORMANCE

The bar charts and performance tables below and on the following pages show some indication of the risks of investing in each Fund by showing changes in the Funds' performance from year to year and by showing how the average annual returns of each Fund compares to those of an appropriate, unmanaged, broad-based securities market index. Of course, past performance, before and after taxes, is not necessarily an indication of how a Fund will perform in the future.

TD WATERHOUSE BOND INDEX FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]


                        2001                       8.26%

For the period covered by the bar chart, the highest and lowest quarterly returns were 5.16% (for the quarter ended 9/30/01) and -0.24% (for the quarter ended 12/31/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was -0.74%.



AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                              8.26%                  9.82%
            Return After Taxes on Distributions                                              5.60%                  7.19%
            Return After Taxes on Distributions and Sale of
               Fund Shares                                                                   5.04%                  6.57%
            Lehman Brothers Aggregate Bond Index
               (reflects no deduction for fees, expenses or taxes)                           8.42%                 10.11%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                                              13




--------------------------------------------------------------------------------


TD WATERHOUSE DOW 30 FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

                      [bar chart]


                 1999                    26.98%
                 2000                    -5.01%
                 2001                    -5.70%

For the period covered by the bar chart, the highest and lowest quarterly returns were 13.86% (for the quarter ended 12/31/01) and - 15.56% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 4.28%.

AVERAGE ANNUAL TOTAL  RETURNS AS OF  12/31/01*
                                                                                               SINCE
                                                                                             INCEPTION
                                                                    1 YEAR                   (3/31/98)

         Return Before Taxes                                        -5.70%                     5.10%
         Return After Taxes on Distributions                        -6.27%                     2.80%
         Return After Taxes on Distributions and Sale of
         Fund Shares                                                -3.47%                     2.89%
         Dow Jones Industrial  Average
         (reflects no deduction for fees, expenses or taxes)        -5.44%                     5.14%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.




14



TD WATERHOUSE 500 INDEX FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]

                2001                  -12.58%

For the period covered by the bar chart, the highest and lowest quarterly returns were 10.38% (for the quarter ended 12/31/01) and -14.86% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 0.00%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                               SINCE
                                                                                             INCEPTION
                                                                    1 YEAR                   (8/31/00)

         Return Before Taxes                                        -12.58%                   -18.00%
         Return After Taxes on Distributions                        -12.80%                   -18.23%
         Return After Taxes on Distributions and Sale of
         Fund Shares                                                -7.66%                    -14.40%
         Standard & Poor's 500 Composite Stock Price Index
         (reflects no deduction for fees, expenses or taxes)        -11.88%                   -17.85%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                                              15



TD WATERHOUSE EXTENDED MARKET INDEX FUND YEAR-BY-YEAR TOTAL RETURN AS OF 12/31
EACH YEAR/1/


[bar chart]

                2001                 -14.67%


For the period covered by the bar chart, the highest and lowest quarterly returns were 20.35% (for the quarter ended 12/31/01) and -22.77% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 2.34%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                             -14.67%                -27.96%
            Return After Taxes on Distributions                                             -14.94%                -28.15%
            Return After Taxes on Distributions and Sale of
               Fund Shares                                                                  -8.94%                 -22.20%
            Wilshire 4500 Equity Index
               (reflects no deduction for fees, expenses or taxes)                          -9.34%                 -23.09%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.






16




TD WATERHOUSE ASIAN INDEX FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]



                2001                  -26.89%



For the period covered by the bar chart, the highest and lowest quarterly returns were 0.67% (for the quarter ended 6/30/01) and -18.77% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 3.34%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                             -26.89%                -31.94%
            Return After Taxes on Distributions                                             -26.89%                -31.96%
            Return After Taxes on Distributions and Sale of
               Fund Shares                                                                  -16.38%                -25.21%
            MSCI(R)Pacific Free Index
               (reflects no deduction for fees, expenses or taxes)                          -25.40%                -30.33%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


                                                                              17




--------------------------------------------------------------------------------
TD WATERHOUSE EUROPEAN INDEX FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]

                2001                 -20.77%



For the period covered by the bar chart, the highest and lowest quarterly returns were 10.08% (for the quarter ended 12/31/01) and -16.15% (for the quarter ended 3/31/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was -0.40%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                             -20.77%                -18.54%
            Return After Taxes on Distributions                                             -20.93%                -18.67%
            Return After Taxes on Distributions and Sale of
              Fund Shares                                                                   -12.47%                -14.72%
            MSCI(R)Europe Index
              (reflects no deduction for fees, expenses or taxes)                           -19.90%                -17.11%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



18


--------------------------------------------------------------------------------


TD WATERHOUSE TECHNOLOGY FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]

                  2001              -30.92%


For the period covered by the bar chart, the highest and lowest quarterly returns were 34.98% (for the quarter ended 12/31/01) and -37.11% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was -7.33%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                             -30.92%                -50.97%
            Return After Taxes on Distributions                                             -30.92%                -51.15%
            Return After Taxes on Distributions and Sale of
              Fund Shares                                                                   -18.83%                -39.76%
            GSTI(R)Composite Index
              (reflects no deduction for fees, expenses or taxes)                           -28.56%                -50.63%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                                                              19


--------------------------------------------------------------------------------


TD WATERHOUSE TAX MANAGED GROWTH FUND
YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR/1/

[bar chart]

                 2001                  -14.01%


For the period covered by the bar chart, the highest and lowest quarterly returns were 14.14% (for the quarter ended 12/31/01) and -16.63% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 1.43%.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01*

                                                                                                                    SINCE
                                                                                                                  INCEPTION
                                                                                            1 YEAR                (8/31/00)

            Return Before Taxes                                                             -14.01%                -18.04%
            Return After Taxes on Distributions                                             -14.01%                -18.04%
            Return After Taxes on Distributions and Sale of
              Fund Shares                                                                    -8.53%                -14.33%
            Standard & Poor's 500 Composite Stock Price Index
              (reflects no deduction for fees, expenses or taxes)                           -11.88%                -17.85%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUNDS

--------------------------------------------------------------------------------
This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Funds. SHAREHOLDER TRANSACTION FEES (fees paid directly from your investment)*

                                                                                 Extended Market
                                                                                   Index Fund,
                                                   Bond Index Fund,             Asian Index Fund             Technology Fund
                                              Dow 30 Fund                        and European                and Tax Managed
                                                  and 500 Index Fund               Index Fund                  Growth Fund
                                             ----------------------------   ------------------------    -------------------------
Maximum Sales Charge (Load)
Imposed on Purchases                                     None                         None                        None

Redemption Fee                                           None                         0.75%**                     1.00%**

* Broker-dealers that are not affiliates of the Funds' investment manager may impose service fees in connection with the sale of Fund shares.

**   You  may  be  assessed  a  redemption  fee of up to  the  amount  specified
     (expressed as a percentage  of the amount you are  redeeming) if you redeem
     Fund shares within 180 days after investing in the Fund.

ANNUAL OPERATING EXPENSES (expenses deducted from Fund assets)/1/
                                                                 Extended                     Euro-                         Tax
                             Bond          Dow        500         Market        Asian         pean                        Managed
                             Index         30        Index         Index        Index         Index      Technology       Growth
                             Fund         Fund       Fund          Fund         Fund          Fund          Fund           Fund
                           --------    ---------   --------    ------------  ---------     ---------   --------------  ------------
Management Fees              0.30%        0.20%      0.30%         0.30%        0.40%         0.40%         0.70%          0.65%
Distribution (12b-1) Fees    None         None       None          None         None          None          None           None
Shareholder
Servicing Fees               0.25%        0.25%      0.25%         0.25%        0.25%         0.25%         0.25%          0.25%
Other Expenses               2.57%        0.25%      0.80%         2.04%        2.61%         2.96%         2.10%          2.81%
                           --------    ---------  ---------     ---------    ---------    ----------     ---------      ---------
Total Operating

Expenses/2/                  3.12%        0.70%      1.35%         2.59%        3.26%         3.61%         3.05%          3.71%
                           ========    =========  =========     =========    =========    ==========     =========      =========

/1/ The table shows expenses of each Fund for its fiscal year ended January 31, 2002 before fee waivers and expense reimbursements by the Fund's investment manager or its affiliates.

/2/ The investment manager and its affiliates have agreed (for an indefinite period of time) to reduce expenses (by paying certain expenses and/or waiving fees) of each of the Bond Index Fund, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund, the European Index Fund, the Technology Fund and the Tax Managed Growth Fund so that each Fund's net expenses will not exceed 0.35%, 0.35%, 0.40%, 0.58%, 0.58%, 1.25% and
     1.10%, respectively, on an annual basis. For two years after August 31, 2001, each of these Funds is required to reimburse the investment manager and its affiliates for these expenses, provided that the Fund's assets have grown or expenses have declined sufficiently to allow reimbursement without causing its net expenses to exceed the stated annual rate of expenses. The investment manager and its affiliates also have agreed (for an indefinite period of time) to reduce expenses of the Dow 30 Fund so that total operating expenses will not exceed 0.45% of average daily net assets on an annual basis. Unless specified otherwise, any expense reductions are voluntary and may be reduced or eliminated at any time upon notifying investors.



                                                                              21





--------------------------------------------------------------------------------

     After expense reductions for the fiscal year ended January 31, 2002 (or in the case of the Dow 30 Fund, as estimated for the current fiscal year ending January 31, 2003), each Fund's expenses would be:

                                                             Extended                Euro-                       Tax
                             Bond                     500     Market       Asian     pean                      Managed
                             Index     Dow 30        Index     Index       Index     Index    Technology       Growth
                             Fund       Fund         Fund      Fund        Fund      Fund        Fund           Fund
                            -------  ---------     --------  ----------  --------   -------   ------------  ------------

      Management Fees        0.00%      0.05%        0.00%     0.00%       0.00%     0.00%        0.00%         0.00%
      Service Fees           0.00%      0.20%        0.00%     0.00%       0.00%     0.00%        0.00%         0.00%
      Other Expenses         0.35%      0.20%        0.35%     0.40%       0.58%     0.58%        1.25%         1.10%
                            -------  ---------     --------  --------    --------   -------    ---------     ----------

      Total Net Operating
      Expenses               0.35%      0.45%        0.35%     0.40%       0.58%     0.58%        1.25%         1.10%
                            =======  =========     ========  ========    ========   =======    =========     ==========

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant Fund remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs* would be:

                                                                     1 Year            3 Years           5 years          10 Years
                                                                       ($)               ($)               ($)               ($)
               Bond Index Fund                                          315               963              1,635             3,430
               Dow 30 Fund                                               72               224                390               871
               500 Index Fund                                           137               428                739             1,624
               Extended Market Index Fund                               262               805              1,375             2,925
               Asian Index Fund                                         329             1,004              1,702             3,558
               European Index Fund                                      364             1,106              1,869             3,871
               Technology Fund                                          308               942              1,601             3,365
               Tax Managed Growth Fund                                  373             1,135              1,916             3,958

* Assuming that current expense reduction arrangements continue for one year, your costs would be:

                                                                     1 Year            3 Years           5 years          10 Years
                                                                       ($)               ($)               ($)               ($)

               Bond Index Fund                                          36                701              1,392            3,235
               Dow 30 Fund                                              46                199                365              847
               500 Index Fund                                           36                329                644            1,537
               Extended Market Index Fund                               41                596              1,178            2,760
               Asian Index Fund                                         59                752              1,469            3,374
               European Index Fund                                      59                824              1,610            3,672
               Technology Fund                                         127                773              1,443            3,238
               Tax Managed Growth Fund                                 112                893              1,694            3,789


22



--------------------------------------------------------------------------------

INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Funds'  investment  strategies  are  further  described  below.  Each Fund's investment  objective  (with the exception of the Dow 30 Fund) is not considered fundamental, meaning that it may be changed without shareholder approval. Unless otherwise  noted,  each Fund's  investment  policies may also be changed without shareholder approval.  Percentage  limitations on investments are applied at the time of investment.  A later change in percentage,  due to other  circumstances, will not require the sale of an  investment  if it was proper at the time it was made.

INDEX FUNDS

Generally, the Index Funds attempt to be fully invested at all times in the securities or other financial instruments that make up, or are correlated with, securities in their respective target indices. A Fund (other than the Dow 30
Fund) may change its target index if Fund management believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. BOND INDEX FUND In seeking to track the Lehman
Index, the Bond Index Fund uses a strategy known as "sampling." This strategy involves dividing the Lehman Index into components and sub-components and then selecting representative bonds whose characteristics closely match those of bonds contained in the index. Some examples of these sub-components are term-to-maturity and sector weightings. As there are almost 7,500 securities in the Lehman Index, and given the homogeneous nature of the bond market (which means that some bonds have very similar characteristics), sampling offers an effective approach to index management. The Fund's investment sub-adviser regularly monitors the Fund's correlation to the Lehman Index and adjusts the portfolio to the extent necessary.

In  sampling  the  Lehman  Index,  the Fund has the  flexibility  to  overweight particular types of bonds relative to their  representation in the index.  Under normal  market  conditions,  the Fund  invests at least 90% of its assets in the securities or other investments that make up, or are correlated with, the Lehman
Index.  The Fund has  adopted a policy to give at least 60 days'  notice  before
changing  this   investment   policy.   Until  it  reaches  an  asset  level  of
approximately  $25 million,  the Fund  anticipates  being  overweighted  in U.S.
government securities, which are included in the Lehman Index and are consistent with the investment and risk  characteristics of the index.  During this period, the Fund is not  expected to track the index with the same degree of accuracy as if it were invested more broadly in bonds contained in the index.

Investments that may be correlated with an index include futures and options based on the index, as well as other investment funds with a similar composition to that of the index. The Fund uses these investments to maintain full exposure to the Lehman Index. Similarly, the Fund may enter into interest rate swap agreements or invest in structured notes to better mirror the Lehman Index or its characteristics.

Although the Fund does not seek to "concentrate" (in other words, invest 25% or more of its total assets) in stocks representing any particular industry, the Fund may so concentrate to the extent consistent with the relative industry weightings of the Lehman Index.



                                                                              23



--------------------------------------------------------------------------------


DOW 30 FUND

In seeking to track the total return of the DJIA, the Dow 30 Fund uses a strategy called "replication," which means that it holds all of the component stocks of the DJIA (along with other permissible investments described below).
On occasion, the Fund may become entitled to receive securities that are not part of the DJIA - for example, in a spin-off. In such event, the Fund may engage in a short sale, that is, sell the securities that it does not yet own prior to receipt, to continue to reflect the composition of the DJIA.

The DJIA currently consists of the common stocks of the following 30 companies:

             Alcoa Inc.                                         Intel Corp.
             American Express Co.                               International Business Machines Corp.
             AT&T Corp.                                         International Paper Co.
             The Boeing Co.                                     J.P. Morgan Chase & Co.
             Caterpillar Inc.                                   Johnson & Johnson
             Citigroup Inc.                                     McDonald's Corp.
             The Coca-Cola Company                              Merck & Co., Inc.
             E.I. du Pont de Nemours and Co.                    Microsoft Corp.
             Eastman Kodak Co.                                  3M Co.
             Exxon Mobil Corp.                                  Philip Morris Cos. Inc.
             General Electric Co.                               The Procter & Gamble Co.
             General Motors Corp.                               SBC Communications, Inc.
             Hewlett-Packard Co.                                United Technologies Corp.
             The Home Depot, Inc.                               Wal-Mart Stores, Inc.
             Honeywell International, Inc.                      The Walt Disney Co.

                                (C) 2002 Dow Jones & Co., Inc.

Under normal market conditions, the Fund invests substantially all - and at least 80% - of its assets in the stocks of the DJIA or other investments that are correlated with the DJIA. The Fund has adopted a policy to give at least 60 days' notice before changing this investment policy. Investments that may be correlated with the DJIA include futures and options based on the index, as well as other investment funds with a similar composition to that of the index (such as DIAMONDSSM, which are shares of a publicly traded unit investment trust that owns the stocks in the DJIA in approximately the same proportions as represented in the DJIA). The Fund uses these investments to maintain full exposure to the DJIA. The portion of the Fund's total assets invested in the stocks in the DJIA will vary from time to time.

Although the Fund does not seek to "concentrate" (in other words, invest 25% or more of its total assets) in stocks representing any particular industry, the Fund may so concentrate to the extent consistent with the relative industry weightings of the DJIA.

500 INDEX FUND

In seeking to track the total return of the S&P 500 Index, the 500 Index Fund uses a strategy called "replication," which means that it holds all or substantially all of the component stocks of the S&P 500 Index (along with other permissible investments described below).



24


--------------------------------------------------------------------------------


Under normal market conditions, the Fund invests at least 90% of its assets in the securities or other investments that make up, or are correlated with, the S&P 500 Index. The Fund has adopted a policy to give at least 60 days' notice before changing this investment policy. Investments that may be correlated with the S&P 500 Index include futures and options based on the index, as well as other investment funds with a similar composition to that of the index (such as SPDRs(R), which are shares of a publicly traded unit investment trust that owns the stocks in the S&P 500 Index in approximately the same proportions as represented in the index). The Fund uses these investments to maintain full exposure to the S&P 500 Index.

Although the Fund does not seek to "concentrate" (in other words,  invest 25% or more of its total assets) in stocks  representing any particular  industry,  the
Fund may so  concentrate  to the extent  consistent  with the relative  industry weightings  of the S&P 500  Index.  From time to time,  the stock of the  Fund's
investment  manager,  investment  sub-adviser,   distributor  or  one  of  their
affiliates may be included in the S&P 500 Index.

The Fund may invest in such a stock only in proportion to its representation in the index, subject to legal requirements, and may refrain from purchasing any such stock.

EXTENDED MARKET INDEX FUND, ASIAN INDEX FUND AND EUROPEAN INDEX FUND
Each of these Funds uses a strategy called "sampling," through which the Fund invests in a representative sampling of the stocks found in its target index.
Sampling allows each Fund to select stocks whose industry weightings, market capitalizations and risk characteristics, in the aggregate, closely match those of the index. In using sampling, the Fund first buys stocks that make up the larger portions of the index's value in roughly the same proportion as the index. Next, smaller stocks are analyzed and selected. In selecting smaller stocks, the Fund's investment sub-adviser seeks to match the industry and risk characteristics of all the smaller companies of the index without buying all of those stocks. The Fund's investment sub-adviser regularly monitors the Fund's correlation to its target index and adjusts the portfolio to the extent necessary. At times, the Fund's portfolio composition may be altered (or
"rebalanced") to reflect changes in the  characteristics of the index.

Sampling will be used to balance the benefit of closely tracking the index with the cost of trading securities in the Fund's portfolio. Each Fund reserves the right to invest in all the securities in the target index to the extent the investment sub-adviser believes this approach to be practical under the circumstances.

Under normal market conditions,  each Fund invests at least 90% of its assets in the securities or other  investments  that make up, or are correlated  with, the applicable  index.  Each  Fund has  adopted  a policy  to give at least 60 days'
notice  before  changing  this  investment  policy.   Investments  that  may  be
correlated with an index include futures and options based on the index, as well as other  investment  funds with a similar  composition  to that of the index. A
Fund uses these investments to maintain full exposure to its target index.

Although each Fund does not seek to "concentrate" (in other words, invest 25% or more of its total assets) in stocks representing any particular industry, the Fund may so concentrate to the extent consistent with the relative industry weightings of its target index.

From time to time, the stock of a Fund's investment manager, investment sub-adviser, distributor or one of their affiliates may be included in the Fund's target index. The Fund may invest in such a stock only in



                                                                              25


--------------------------------------------------------------------------------


proportion to its representation in the index, subject to legal requirements, and may refrain from purchasing any such stock.

ACTIVELY MANAGED FUNDS

TECHNOLOGY FUND
The Fund uses the GSTI(R) Composite Index, an index of technology companies, both as a performance benchmark and as a source for holdings and market sectors to be included in the Fund's portfolio. Under normal market conditions, the Fund invests at least 80% of its assets in the stocks of technology companies. In its effort to outperform the GSTI(R) Composite Index, the Fund invests at least 65% of its total assets in stocks included in the GSTI(R) Composite Index (the
Fund's "core holdings"). Generally, the Fund will be "sector neutral" relative to the GSTI(R) Composite Index (in other words, the market sectors of the Fund's holdings will be weighted approximately the same as the sectors represented in the GSTI(R) Composite Index). The investment sub-adviser relies on its own investment approach, described below, to weight individual stocks within each sector. The Fund's holdings can range from small companies developing new technologies to large, "blue chip" companies with established track records.
Technology companies include those companies expected to benefit from the development, advancement, and use of science and technology. Some of the market sectors likely to be included in the portfolio are:

     o    electronics, including hardware, software, and electronic components;
     o    telecommunications;
     o    media and information services;
     o    environmental services;
     o    chemicals and synthetic materials; o defense and aerospace; and
     o    e-commerce (companies doing business through the internet).

In making investment  decisions,  the investment  sub-adviser uses an investment
approach  that  combines  both   "fundamental"   and   "quantitative"   research
techniques.  The investment  sub-adviser first relies on proprietary research to assess whether a company's fundamentals - financial condition,  management,  and position  in its  industry - indicate  strong  prospects  for  earnings  growth.
Secondarily,  the investment sub-adviser considers such quantitative measures as recent  earnings  or stock  price  trends,  as well as a  variety  of  valuation measures,  to determine  whether a company's  stock price  already  reflects any positive fundamentals identified by the investment  sub-adviser.  The investment sub-adviser  also will use  quantitative  methods to compare the Fund's  overall portfolio  characteristics  - such as its risk,  valuation,  and  performance  -
against those of the GSTI(R)  Composite Index. The investment  sub-adviser seeks to outperform the index without significant added risk.

The Fund's weightings of the core holdings will be adjusted to reflect the investment sub-adviser's views on the particular companies in the GSTI(R)
Composite Index. For example, the investment sub-adviser may overweight the Fund's core holdings in stocks that it believes offer above-average earnings growth or that stand to benefit from technological advances. On the other hand, the investment sub-adviser may underweight, or exclude entirely, the stocks that are in the GSTI(R) Composite Index that it believes are fully valued based upon price/earnings ratios relative to the market sector or the company's own growth rate, or



26



--------------------------------------------------------------------------------
other  indications of value.  The Fund also may exclude stocks that are in the GSTI(R) Composite Index when the investment  sub-adviser  believes that a market sector is more appropriately  represented by the Fund's other holdings in that  sector.

The Fund may hold up to 35% of its total assets in the stocks of technology and other related companies that are not part of the GSTI(R) Composite Index. This portion of the Fund's portfolio will be actively managed by the investment sub-adviser using the same fundamental and quantitative techniques described above. These holdings may include small or mid-sized companies developing new technologies or that stand to benefit from technological advances even if they are not directly involved in research and development. In addition, these holdings may not be included in the GSTI(R) Composite Index because they are foreign companies or have limited operating histories.

While most  assets will be invested  in U.S.  common  stocks,  the Fund also may purchase other instruments,  including shares of investment funds with a similar
composition  to  that  of  the  GSTI(R)  Composite  Index,   shares  of  various
exchange-traded  index funds (ETFs),  foreign stocks and futures and options, in keeping  with the  Technology  Fund's  investment  objectives.  Because the Fund
"concentrates" (in other words,  invests 25% or more of its total assets) in the securities of technology companies, it is more susceptible to market risk than a broader-based fund.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

For defensive  purposes,  the Fund may temporarily  hold all or a portion of its assets  in cash or  money  market  instruments.  Such  action  may help the Fund
minimize  or  avoid  losses  during  adverse   market,   economic  or  political
conditions.  During  such a  period,  the Fund may not  achieve  its  investment objective.  For example,  should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

TAX MANAGED GROWTH FUND
The Fund invests primarily in large-capitalization stocks selected mainly from the 1,000 largest U.S. companies. Stock selection is based on a fundamental, "bottom-up" approach that seeks to identify companies with superior long-term appreciation prospects (as opposed to a "top-down" approach, which targets particular market sectors before considering individual companies). Generally, the investment sub-adviser uses a growth approach to stock selection, looking for companies with a demonstrated ability to increase revenues, earnings, and cash flow consistently; capable management; attractive business niches; and a sustainable competitive advantage. Valuation measures, such as a company's price/earnings ratio relative to the market and its own growth rate, and its dividend yield relative to the market, also are considered.

Generally, the Fund will limit exposure to high-yielding stocks in its effort to
minimize  Fund  distributions.   However,   the  payment  of  dividends  -  even
higher-than-average  dividends - does not disqualify a stock from  consideration for the Fund's  portfolio.

To  accomplish  the  Fund's  goal  of  minimizing  taxable  distributions,   the
investment  sub-adviser will strive to avoid realizing  capital gains.  However, gains may be realized  when it is  believed  that the risk of holding a




                                                                              27


--------------------------------------------------------------------------------


security outweighs tax considerations. When the Fund does sell securities that have appreciated in value, the investment sub-adviser will attempt to limit realized capital gains by selling the highest cost shares first (that is, the shares on which the Fund has the smallest gain). When gains are taken, the investment sub-adviser will attempt to offset them with losses from other securities. This may be accomplished by selling certain securities at a loss and investing the proceeds in similar securities.

While most assets will be invested in U.S. common stocks, other instruments also may be purchased, including foreign stock and futures and options, in keeping with the Fund's investment objective.

For defensive  purposes,  the Fund may temporarily  hold all or a portion of its assets  in cash or  money  market  instruments.  Such  action  may help the Fund
minimize  or  avoid  losses  during  adverse   market,   economic  or  political
conditions.  During  such a  period,  the Fund may not  achieve  its  investment objective.  For example,  should the market advance during this period, the Fund may not participate as much as it would have if it had been more fully invested.

GENERAL

FUTURES, OPTIONS AND OTHER DERIVATIVES
Consistent with their investment objectives, the Funds may invest in futures and options. Futures contracts are agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of another asset (such as a security, currency or index of securities) on a specified future date. Similarly, options are rights to sell or buy a particular asset on a specified future date at a specified price. These investments allow participation in the performance of the security in a manner generally more convenient and less costly than purchasing the underlying asset. However, this benefit can serve to magnify downward changes in an index or market.

The Index Funds may, but are not required to, engage in futures and options transactions to help minimize the gap in performance that naturally exists between any index fund and its benchmark index. This gap will occur mainly because, unlike an index, the Index Funds incur expenses and must keep a portion of their assets in cash for paying expenses and processing shareholders' orders.
By using futures, the Index Funds potentially can offset a portion of the gap attributable to their cash holdings. However, because some of the effect of expenses remains, each Index Fund's performance normally will be below that of its target index. The use of futures could cause an Index Fund to track the index less closely if the futures contracts do not perform as expected.

The Technology Fund and the Tax Managed Growth Fund may buy and sell futures and options contracts on securities, financial indices, and foreign currencies.
These Funds may invest in futures and options for any number of reasons, including: managing their exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting their overall exposure to certain markets; attempting to enhance income; as a cash management tool; and protecting the value of portfolio securities.

Losses involving futures and options can sometimes be substantial - in part because a relatively small price movement in these investments may result in an immediate and substantial loss for a Fund. To the extent a Fund uses futures and options, it is exposed to the risks of additional volatility and losses caused by factors such as, but not limited to, the investment sub-adviser's incorrect judgment as to certain market movements,





28



the default by a counterparty to the transaction, the forced sale or purchase of securities at inopportune times or prices, or the inability to close out a transaction due to a lack of liquidity or a market. For this reason, the Index
Funds do not use futures or options for speculative purposes or as leveraged investments. With respect to each Fund's investments in futures, initial margin deposits and premiums on futures used for non-hedging purposes will not exceed
5% of the Fund's net asset value.

The Tax Managed Growth Fund and the  Technology  Fund also may each invest up to
10% of total  assets in hybrid  instruments,  which  are  potentially  high-risk derivatives  that can combine the  characteristics  of  securities,  futures and options. For example, the principal amount,  redemption or conversion terms of a security could be related to the market price of some  commodity,  currency,  or securities  index.  Such  securities may bear interest or pay dividends at below
market  or  even  relatively  nominal  rates.  Under  certain  conditions,   the
redemption value of such an investment could be zero.

In pursuing its investment objective, the investment sub-adviser of each of the Tax-Managed Growth Fund and the Technology Fund has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the sub-adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

FOREIGN  SECURITIES  AND CURRENCIES
The European Index Fund and Asian Index Fund invest  substantially  all of their assets in foreign  securities.  The other Funds may invest in foreign securities consistent with their investment objectives. Each Index Fund (other than the Dow
30 Fund)  tracking a domestic  index may  invest in  foreign  securities  to the extent  necessary  to carry out its  investment  strategy  of  holding  all or a representative  sample of the stocks that comprise the index. It is not expected that any of the Index Funds other than European  Index Fund and Asian Index Fund will invest more than 5% of its assets in foreign  securities.  Up to 25% of the
Technology  Fund's and the Tax Managed  Growth  Fund's total  assets  (excluding short-term  investments)  may be invested in foreign  securities.  These include
non-U.S.   dollar-denominated   securities   traded  outside  of  the  U.S.  and
dollar-denominated  securities of foreign  issuers  traded in the U.S.  (such as
American Depository Receipts (ADRs)).

The Funds that invest in foreign securities denominated in a foreign currency may, but are not required to, engage in foreign currency futures contracts and related options transactions in order to hedge against the possibility that a particular foreign currency may suffer a decline against the U.S. dollar. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. These Funds also may enter into forward foreign currency contracts in order to maintain a desired level of currency exposure. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date. The Funds may use these contracts for reasons such as gaining currency exposure when investing in stock index futures or settling trades in a foreign currency.



                                                                              29


--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds.

The  principal  risks of investing  in the Funds are  identified  in  INVESTMENT
OBJECTIVES, PRINCIPAL STRATEGIES and PRINCIPAL RISKS and are further described below. Each Fund's exposure to these risks depends upon its specific investment objective and strategies. Please note that there are many other circumstances that could adversely affect your investment or prevent a Fund from achieving its objective, and that are not described here.

RISKS OF ALL FUNDS

MARKET RISK. Market risk is the risk that the market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole. The market value of equity securities (stocks) is based largely upon the market's perception of the issuing company's value. Normally, the values of fixed income securities (bonds) vary inversely with changes in prevailing interest rates.

The total return of those Funds that invest in stocks will fluctuate within a wide range, like stock prices generally, so you could lose money over short or even long periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. These Funds also are subject to market segment risk, which is the risk that returns from stocks comprising the Fund's portfolio will trail returns from other asset classes or the overall stock market. For example, large capitalization stocks, such as those in which the Dow
30 Fund, the 500 Index Fund and the Tax Managed Growth Fund invest, tend to go through cycles of performing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years.
In addition, small- and mid-cap stocks, in which the Extended Market Index Fund invests, historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently than the overall stock market.

NON-DIVERSIFICATION  RISK. Each of the Funds is non-diversified,  which means it can invest a greater  portion of its assets in the securities of a single issuer
than  a  diversified  fund.   Non-diversification   risk  is  the  risk  that  a
non-diversified  fund will be more volatile  than a diversified  fund because it invests  its  assets in a smaller  number of  issuers.  The gains or losses on a single  security  or  issuer  will,  therefore,  have a  greater  impact  on the non-diversified fund's net asset value.

DERIVATIVE RISK. Futures,  options and similar investments often are referred to as "derivatives,"  because their performance is derived,  at least in part, from the performance of a particular security,  market or asset. To the extent a Fund invests in derivatives,  it is exposed to the risks of additional volatility and
losses  caused  by  factors  such  as,  but  not  limited  to,  the   investment
sub-adviser's incorrect judgment as to certain market movements,  the default by a counterparty to the transaction,  the forced sale or purchase of securities at inopportune  times or prices, or the inability to close out a transaction due to a lack of liquidity or a market.  In addition,  because these securities tend to magnify changes in an index or market,  downward price changes in a security may result in a loss  greater than a Fund's  investment  in the  security.




30



--------------------------------------------------------------------------------


RISKS OF FUNDS  THAT  INVEST  IN  SMALLER  COMPANIES
These risks apply to the Extended Market Index Fund, the Technology Fund and the Tax Managed Growth Fund.

Investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. Small companies also tend to have limited product lines, markets or financial resources. The trading volume of smaller company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally has a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

RISKS OF FUNDS THAT INVEST IN FOREIGN SECURITIES
These risks apply to the Funds that may invest in foreign securities, including the Asian Index Fund and the European Index Fund.

Investments  in  foreign  securities   involve  special  risks,   including  the
possibility of substantial volatility, limited liquidity and significant changes in value due to exchange rate fluctuations.  These risks are heightened in Asian markets.  Foreign companies may not be subject to the same accounting,  auditing and financial reporting standards and practices as U.S. companies.  In addition, some  foreign  stock  exchanges,  brokers  and  companies  have less  government supervision and regulation than their U.S. counterparts.

Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. To the extent any investments are in developing countries, these risks may be heightened. Because Japanese stocks comprise such a large portion of the MSCI(R) Pacific Free Index and will represent a correspondingly large component of the Asian Index Fund's portfolio, this Fund may involve a higher degree of country risk than that of more geographically diversified international funds. A similar risk applies to the European Index Fund: because four countries comprise a majority of the MSCI(R)
Europe Index, stocks from the remaining 11 countries with less weighting have correspondingly less impact on its total return.

Finally, Funds investing in foreign securities are subject to currency risk, which is the risk that returns will be hurt by a rise in the value of the U.S.
dollar versus foreign currencies. Generally, when the U.S. dollar rises in value against another country's currency, a Fund's investment in that country loses value because its currency is worth fewer U.S. dollars.

RISKS OF FUNDS THAT INVEST IN BONDS
These risks apply to the Bond Index Fund, as well as to the other Funds that may invest in fixed income securities.

INTEREST RATE RISK. Interest rate risk is the risk that bond prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk is generally higher for long-term bonds, and lower for shorter-term bonds.

CREDIT RISK. Credit risk is the risk that a bond issuer will fail to pay interest and principal in a timely manner, reducing the Fund's return.

PREPAYMENT RISK. Prepayment risk is the risk that during periods of falling interest rates, a mortgage-backed bond issuer will repay a higher-yielding bond before its maturity date. Forced to invest the unanticipated




                                                                              31


--------------------------------------------------------------------------------

proceeds at lower rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates.

RISKS OF THE INDEX FUNDS
Because the Index Funds are managed to match the  performance  of target indices
(before expenses), they generally will not keep a substantial portion of their assets in cash or use other techniques, such as currency or index rate hedging or temporary defensive investments, designed to reduce the risk of loss. Thus, the Index Funds' portfolios may decrease in value more than an actively managed fund in the event of a general market decline. An Index Fund's investments, which may not fully replicate the target index, may perform differently from the securities in the index. In addition, because each Index Fund is subject to fees and expenses, the Fund will tend to underperform the performance of the index, which is not subject to fees and expenses.

RISKS OF THE ACTIVELY MANAGED FUNDS
Each of the Technology Fund and the Tax Managed Growth Fund is subject to the risk that its investment sub-adviser's decisions will not produce the desired result, possibly resulting in losses or poor performance even in a rising market.

Similarly, the Tax Managed Growth Fund's attempts to manage its portfolio in a tax-efficient manner may not be successful. In addition, the Fund's effort to maximize after-tax returns may require trade-offs that reduce pre-tax returns.

RISKS OF THE TECHNOLOGY FUND
The Technology Fund is subject to additional risk because it concentrates its investments in technology companies. Thus, the Fund will be more susceptible to factors adversely affecting companies in technology-related industries (as opposed to investments in a broader range of industries).

Greater risk and increased volatility are associated with investments in the technology segment of the stock market. The performance and volatility of the Fund will likely reflect that of the GSTI(R) Composite Index during down markets as well as during up markets. The Fund's returns will be directly affected by the substantial volatility of the stocks making up the GSTI(R) Composite Index, which includes small companies.

The technology industry can be affected by specific risks including: aggressive product pricing due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others. Companies in the rapidly changing fields of science and technology often face high price volatility.
Products and services that at first appear promising may not prove commercially successful or may become obsolete quickly. This level of risk will be increased to the extent the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

RISKS OF THE TAX MANAGED GROWTH FUND
The Tax Managed Growth Fund is subject to additional risk with respect to its investment approach in that its strategy of investing in "growth" stocks could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds. In addition, growth stocks can be volatile for several reasons. Because they usually reinvest a high proportion of their earnings in their own businesses, growth stocks may lack the dividend income of other types of stocks that could cushion their decline in a falling




32



--------------------------------------------------------------------------------
market.  Also,  because  investors buy growth stocks  because of their  expected superior earnings growth,  earnings  disappointments often result in sharp price declines.


HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

Investors may purchase  shares of a Fund through an account  maintained  with TD
Waterhouse or certain other broker-dealers.

If you would like to purchase shares of a Fund through TD Waterhouse and you are not already a customer,  you need to open a TD Waterhouse  account by completing and signing a TD Waterhouse New Account Application.  To request an application,
please  call   1-800-934-4448   and  press  option  3  or  visit  us  online  at
www.tdwaterhouse.com.  Mail it,  together with your check in the amount you wish to  purchase,  in the  self-addressed  stamped  envelope  provided  with  the TD
Waterhouse New Account Application.

Existing  TD  Waterhouse  customers  must  have  money  available  in  their  TD
Waterhouse brokerage accounts to buy shares of a Fund.

ACCOUNT PROTECTION. Within your TD Waterhouse brokerage account, you have access to other investments available at TD Waterhouse such as stocks, bonds, options, and other mutual funds. The securities in your TD Waterhouse brokerage account, including shares of a Fund, are fully protected for loss of securities (not including loss due to market fluctuations of securities or market conditions).
The first  $500,000 of coverage is provided by  Securities  Investor  Protection
Corporation (known as "SIPC") of which up to $100,000 covers cash. The remaining coverage, which covers securities only, is provided by a private insurance carrier.

INVESTMENT MINIMUMS. There is a $1,000 minimum for initial purchases and a $100 minimum for subsequent purchases of shares of a Fund. The Trust may waive the investment minimums for existing customers of TD Waterhouse and otherwise may waive these minimums in its discretion. Initial investment minimums do not apply to investments made through a periodic investment program for investors who make a monthly investment of $100 or more or a quarterly investment of $300 or more or to TD Waterhouse IRA accounts.

HOW TO BUY SHARES
Shares are purchased at the next net asset value per share calculated after an order and payment are received by the Fund. See SHAREHOLDER INFORMATION -
PRICING  YOUR  SHARES.

CUSTOMERS  OF  TD  WATERHOUSE
TD Waterhouse brokerage customers may purchase shares of a Fund by mail or by placing an order directly with a TD Waterhouse Account Officer by telephone at 1-800-934-4448. TD Waterhouse also allows the purchase of Fund shares by electronic means for customers at www.tdwaterhouse.com.

Whether by mail, telephone or electronically, please indicate your wish to buy shares of a particular Fund and provide the following information:



                                                                              33


--------------------------------------------------------------------------------

     o your TD Waterhouse account number
     o the name of the Fund in which you wish to invest
     o the dollar amount you wish to invest or share amount you wish to purchase
     o the dividend and distribution option you have selected, either:

          (a)  reinvest dividends and any capital gain distributions; or
          (b)  pay both dividends and any capital gain distributions in cash; or
          (c) reinvest dividends and pay any capital gain distributions in cash; or
          (d) reinvest any capital gain distributions and pay dividends in cash.

BY MAIL. You may buy shares of a Fund by mailing a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., P.O. Box 2630, Jersey City, N.J. 07303-2630. Current TD Waterhouse customers should include their account number so that the account can be debited. New customers should include a check made payable to "TD Waterhouse
Investor Services, Inc." Once you mail your letter, you may not modify or cancel your instructions.

BY  TELEPHONE.  You may purchase  shares of a Fund by calling your TD Waterhouse
Account Officer at 1-800-934-4448 and pressing option 3.

ELECTRONICALLY.  Please refer to product and services  information  regarding TD
Waterhouse online and TradeDirect(R)(touch tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com.

THROUGH PERIODIC INVESTMENT. You may authorize monthly or quarterly amounts to be withdrawn automatically from your TD Waterhouse brokerage account and invested in a Fund (monthly minimum: $100; quarterly minimum: $300). You may sign up for this service by calling your TD Waterhouse Account Officer at 1-800-934-4448 and pressing option 3.

PURCHASE ORDERS The Funds will not accept electronic (internet or touch-tone) orders to purchase shares after 2:20 p.m. (Eastern time) or telephonic orders to purchase shares after 2:20 p.m. (Eastern time). Thus, if you plan to purchase shares of a Fund electronically or by telephone, you must complete your internet or touch-tone transmission or place your telephone order by 2:20 p.m. (Eastern time) to effect a same day purchase. Orders placed after 4:00 p.m. (Eastern time)  will be priced as of the close of  regular  trading on the New York Stock
Exchange (the "NYSE") on the next business day.

CUSTOMERS OF SELECTED BROKER-DEALERS
Shares may be purchased and redeemed through certain authorized broker-dealers other than TD Waterhouse that have entered into a selling agreement with the Funds' distributor ("Selected Brokers"). Affiliates of TD Waterhouse, including
National Investor Services Corp., may be Selected Brokers. Selected Brokers may receive payments as a processing agent from the Transfer Agent. In addition, Selected Brokers




34



--------------------------------------------------------------------------------
may  charge  their  customers  a fee for  their  services,  no part of  which is received by any Fund or TD Waterhouse.

Investors who purchase shares through a Selected Broker will be subject to the procedures of their Selected Broker, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those generally applicable to TD Waterhouse customers. Any such charges would reduce the return on an investment in a Fund. Investors should acquaint themselves with their Selected Broker's procedures and should read this prospectus in conjunction with any material and information provided by their Selected Broker. Investors who purchase a Fund's shares though a Selected Broker may or may not be the shareholder of record. Selected Brokers are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

Certain shareholder services, such as periodic investment programs, may not be available to customers of Selected Brokers or may differ in scope from programs available to TD Waterhouse customers. Shareholders should contact their Selected
Broker for further information. Each Fund may confirm purchases and redemptions of a Selected Broker's customers directly to the Selected Broker, which in turn will provide its customers with confirmation and periodic statements. The Funds are not responsible for the failure of any Selected Broker to carry out its obligations to its customer.

EXCHANGE PRIVILEGE
Shareholders of a Fund are entitled to exchange some or all of their shares of the Fund for shares of another Fund of the TD Waterhouse mutual funds, subject to any applicable redemption fee. Shares that are exchanged will be valued at their respective net asset values computed as of the close of regular trading on the NYSE on the day the exchange is requested.

An exchange of shares pursuant to the exchange privilege may result in a shareholder realizing a taxable gain or loss for income tax purposes. The exchange privilege is available to shareholders residing in any state in which the shares of the Fund being acquired may legally be sold. There is no charge for the exchange privilege. Any exchange, however, must meet the applicable minimum investment amount for the Fund into which the exchange is being made.

COSTS OF MARKET-TIMING
Some investors try to profit from a strategy called market-timing - switching money into investments when they expect prices to rise, and taking money out when they expect prices to fall. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs.
Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:

     o Each Fund reserves the right to suspend the offering of shares for a period of time and to reject any purchase request - including exchanges from other Funds - that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

     o The number of times you can exchange into and out of a Fund may be limited. Each Fund reserves the right to revise or terminate the exchange privilege, limit the amount of an exchange, or reject any exchange at any time.


                                                                              35



--------------------------------------------------------------------------------

     o  For certain  Funds,  you will be assessed a redemption fee if you redeem shares of a Fund within 180 days after  investing  in the Fund (see FEES
        AND EXPENSES OF THE FUNDS for  applicable  fee amounts and the Statement
        of  Additional   Information  for  further  information   regarding  the
        redemption fee).

HOW TO SELL SHARES

To sell (redeem) shares of a Fund, you may use any of the methods outlined below. Shareholders who have invested through a Selected Broker should redeem their shares through the Selected Broker. Shares of the Fund are redeemed at the next net asset value per share calculated after receipt by the Fund of a redemption request in proper form. See SHAREHOLDER INFORMATION - PRICING YOUR
SHARES.

BY MAIL. You may sell shares by sending a letter of instruction with the information below, signed by one of the registered account holders in the exact form specified on the account to TD Waterhouse Investor Services, Inc., P.O. Box
2630, Jersey City, N.J. 07303-2630. Once you mail your letter, you may not modify or cancel your instructions.

BY  TELEPHONE.  You may sell  shares  of a Fund by  calling  your TD  Waterhouse
Account Officer at 1-800-934-4448 and pressing option 3.

ELECTRONICALLY.  Please refer to product and services  information  regarding TD
Waterhouse online and TradeDirect(R) (touch tone trading). The World Wide Web address for TD Waterhouse is http://www.tdwaterhouse.com. GENERAL With every request to sell shares, you will need to include the following information:

          o    your TD Waterhouse account number
          o    the name of the Fund whose shares you wish to sell
          o    the dollar or share amount you wish to sell

PAYMENT. The proceeds of the redemption of shares you own of a Fund ordinarily will be credited to your brokerage account the following business day after receipt by the Fund of your redemption request in proper form, but not later than seven calendar days after an order to sell shares is received. If you purchased shares by check, proceeds may be held in your brokerage account to allow for clearance of the check (which may take up to ten calendar days from the date of purchase). Each Fund reserves the right to make redemption payments in whole or in part in securities or other property, valued for this purpose as they are valued in computing the relevant Fund's net asset value per share.

SALE ORDERS. The Funds will not accept electronic (internet or touch-tone) or telephonic orders to sell its shares after 2:20 p.m. (Eastern time). Thus, if you plan to sell shares of a Fund electronically or by telephone, you must complete your internet or touch-tone transmission or place your telephone order by 2:20 p.m. (Eastern time) to effect a same day sale. Orders placed after 4:00 p.m. (Eastern time) will be priced as of the close of regular trading on the NYSE on the next business day.




                                       36

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

Customers of TD  Waterhouse  automatically  have the  privilege of purchasing or redeeming shares of a Fund by telephone. TD Waterhouse and the Funds will employ reasonable  procedures  to verify the  genuineness  of  telephone  purchase  and
redemption  requests.   These  procedures  involve  requiring  certain  personal
identification  information.  If such procedures are not followed, TD Waterhouse and the Funds may be liable  for any losses due to  unauthorized  or  fraudulent instructions.  Neither TD  Waterhouse  nor any Fund will be liable for following instructions  communicated  by  telephone  that are  reasonably  believed  to be genuine.  You should verify the accuracy of your account statements  immediately after you  receive  them and  contact a TD  Waterhouse  Account  Officer  if you question any activity in the account.

Each Fund reserves the right to refuse to honor requests made by telephone if that Fund believes them not to be genuine. Each Fund also may limit the amount involved or the number of such requests. During periods of drastic economic or market change, telephone purchase and redemption privileges may be difficult to implement. Each Fund reserves the right to terminate or modify these privileges at any time.

BROKERAGE  ACCOUNT  REQUIREMENTS
Currently, only customers of TD Waterhouse and Selected Brokers are eligible to purchase and hold shares of the Funds. If a customer closes the brokerage account in which Fund shares are held, the account closing will result in the redemption of such shares, which could result in adverse tax consequences for the shareholder. Of course, a shareholder may leave his or her brokerage account open so long as he or she desires to hold Fund shares.

STATEMENTS TO SHAREHOLDERS
The Funds do not issue share certificates but record your holdings in noncertificated form. Your Fund activity is reflected in your TD Waterhouse brokerage account statement. The Funds provide you with annual audited and semi-annual unaudited financial statements. Moreover, one copy of each of the annual and semi-annual financial statements and prospectus of the Funds, and any proxy statement or information statement relating to the Funds, will be sent to a single household without regard to the number of shareholders residing at such household, unless you request otherwise by calling 1-800-934-4448 and pressing option 4, or by sending a written request to TD Waterhouse at the address listed on the back cover page of this prospectus. TD Waterhouse will begin sending separate copies to your household within 30 days of receipt of your request.

PRICING  YOUR  SHARES
The price at which shares of each Fund are purchased or redeemed is equal to the net asset value ("NAV") per share of a Fund as determined on the effective date of the purchase or redemption. The NAV per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund's NAV per share is computed as of the close of regular trading on the NYSE, generally
4:00 p.m. (Eastern time), on each day on which the NYSE is open. Currently, the NYSE is closed on weekends and certain holidays. The time at which transactions





37


--------------------------------------------------------------------------------

and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time).

Securities owned by the Funds for which market quotations are readily available are valued at current market value or, in their absence, at fair value as determined pursuant to procedures approved by the Board. Most of the securities in which the Asian Index Fund and the European Index Fund invest are traded in markets that close before the close of regular trading on the NYSE. For securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old as of the close of regular trading on the NYSE.
Normally, developments that could affect the values of portfolio securities that occur between the close of a foreign market and the close of regular trading on the NYSE will not be reflected in the Asian Index Fund's or the European Index
Fund's NAV. The Asian Index Fund and the European Index Fund may, however, adjust the previous closing prices to reflect fair value or use the next available opening market prices to value their portfolio securities.

Because certain of the Funds may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when those Funds do not price their shares, those Funds' share value may change on days when shareholders will not be able to purchase or redeem those Funds' shares.

Each Fund's shares are sold or redeemed, respectively, at the next NAV per share
(subject to any applicable redemption fee, in the case of certain redemptions) calculated after an order and payment are accepted or a redemption request is received by that Fund in the manner described under HOW TO BUY AND SELL SHARES.

DIVIDENDS AND DISTRIBUTIONS
It is currently contemplated that dividends of the Bond Index Fund's net investment income will be declared daily and paid monthly and that dividends of each other Fund's net investment income, if any, will be declared and paid annually. In the event that the Trust's Board of Trustees changes the dividend policy, shareholders will be notified. Net capital gain, if any, realized by a Fund will be distributed at least annually. Unless a shareholder elects payment in cash, all dividend and capital gain distributions of the Funds are automatically reinvested in additional full and fractional shares of the relevant Fund at the NAV per share as of the payment date of the distribution.

If you purchase shares shortly before a distribution, you will be taxed on the distribution, even though it represents a return of your investment. To avoid this result, check a Fund's distribution schedule before you invest.

TAXES
The following  discussion is intended to provide  information  regarding some of the important federal income tax  considerations  generally  affecting the Funds and their  shareholders,  and should not be relied upon for specific tax advice.
You  should   consult  your  own  tax  adviser   regarding  the  particular  tax
consequences of an investment in the Funds.

Dividends paid out of a Fund's net investment income (including dividends and taxable interest) and net short-term capital gains will be taxable to you as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by that Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of net long-term capital gains earned





38

--------------------------------------------------------------------------------

by a Fund are taxable to you as long-term capital gains, regardless of how long you have held your Fund shares. Fund distributions are taxable to you in the same manner whether received in cash or reinvested in additional Fund shares.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by a Fund during January of the following calendar year. In certain years, you may be able to claim a credit or deduction on your income tax return for your share of foreign taxes paid by the Asian
Index Fund or the European Index Fund.

Each year each Fund in which you have invested will notify you of the tax status of dividends and other distributions.

Upon the sale or other disposition of your Fund shares (including by exchange), you may realize a capital gain or loss that will be characterized as long-term or short-term, generally depending upon how long you held your shares.

The Funds may be required to withhold U.S. federal income tax at the rate of 30%
(subject to phased-in reductions) of all taxable distributions payable to you if you fail to provide the Funds in which you invest with your correct taxpayer identification number and to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. federal income tax liability.

If you are  neither a lawful  permanent  resident  nor a citizen  of the  United
States or if you are a foreign entity, ordinary income dividends of the Funds in which you invest (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

Fund distributions also may be subject to state, local and foreign taxes.

Required tax information will be provided annually. You are encouraged to retain copies of your account statements or year-end statements for tax reporting purposes. However, if you have incomplete records, you may obtain historical account transaction information for a reasonable fee.

MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT MANAGER
TD Waterhouse Asset Management, Inc., 100 Wall Street, New York, NY 10005, is each Fund's investment manager. The investment manager provides investment supervisory and business management services to the Funds, including monitoring the investment programs for the Funds, and selecting and supervising the investment sub-advisers for the Funds. The investment manager also provides day-to-day investment management services for the Dow 30 Fund. The investment sub-advisers are responsible for providing day-to-day investment management for the other Funds.

The investment manager is a wholly owned subsidiary of The Toronto-Dominion Bank
("TD Bank"). TD Bank is part of a worldwide group of banks and financial service companies (referred to as the "TD Bank





                                                                              39


--------------------------------------------------------------------------------

Financial  Group").  As of March 31, 2002, the TD Bank Financial  Group had over
$77  billion  under  management   including  pension,   endowment,   foundation,
segregated, corporate and private accounts, and mutual and pooled funds.

In addition to the Funds, the investment manager currently serves as investment manager to TD Waterhouse Bank, N.A. (of which it is an affiliate) and to other proprietary mutual funds, and as of April 30, 2002, had total assets under management in excess of $12.6 billion.

The investment management fees that each Fund pays are based on the Fund's average net assets at the following annual rates:

            Bond Index Fund                                 0.30%
            Dow 30 Fund                                     0.20%
            500 Index Fund                                  0.30%
            Extended Market Index Fund                      0.30%
            Asian Index Fund                                0.40%
            European Index Fund                             0.40%
            Technology Fund                                 0.70%
            Tax Managed Growth Fund                         0.65%

As described in FEES AND EXPENSES OF THE FUNDS, from time to time the investment manager  and its  affiliates  may reduce a Fund's  expenses  (by paying  certain expenses  and/or  waiving  fees).  A  Fund  may be  required  to  reimburse  the investment  manager  or its  affiliates  for  these  expenses  at a later  time,
provided   that  the  Fund's   assets  have  grown  or  expenses  have  declined
sufficiently to allow reimbursement without causing its total operating expenses to exceed the stated percentage limit. Unless specified  otherwise,  any expense reductions  are  voluntary  and may be  reduced or  eliminated  at any time upon notifying investors.

The investment manager, not the Funds, is responsible for compensating the investment sub-advisers. INVESTMENT SUB-ADVISERS

TD INVESTMENT  MANAGEMENT  INC. TD Investment  Management  Inc., 161 Bay Street,
Canada Trust Tower, 35th Floor, Toronto, Ontario, Canada M5J 2T2 ("TDIM"), serves as investment sub-adviser to each of the Index Funds, except the Dow 30
Fund. TDIM implements the investment program for each of these Funds. TDIM is a wholly owned subsidiary of TD Bank and part of the TD Bank Financial Group.

Each Index Fund is managed by a team of investment professionals. TDIM believes its team approach benefits Fund investors by bringing together many disciplines and leveraging its extensive resources.

T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("T. Rowe Price"),
100 East Pratt Street, Baltimore, MD 21202, serves as investment sub-adviser to the Technology Fund and the Tax Managed Growth Fund. In this role, T. Rowe Price implements the investment program for each of these Funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Founded in 1937, T. Rowe Price and its affiliates managed over $159 billion for more than eight million individual and institutional investor accounts as of March 31, 2002.





                                       40



In selecting  investments for each of the Technology  Fund's and the Tax Managed
Growth Fund's portfolio,  T. Rowe Price uses an Investment  Advisory  Committee.
The committee chairman has day-to-day responsibility for managing the respective
Fund and works  with the  committee  in  developing  and  executing  the  Fund's investment program.  Raymond A. Mills, the committee chairman for the Technology
Fund, has been managing  investments  since 1998.  Before joining T. Rowe Price,
Mr.  Mills  was  a  Principal   Systems  Engineer  with  The  Analytic  Sciences
Corporation from 1994 to 1997. Donald J. Peters,  the committee chairman for the
Tax  Managed  Growth  Fund,  has  been  a  portfolio  manager  and  quantitative investment analyst for T. Rowe Price since joining the firm in 1993.

ADMINISTRATOR
As administrator, TD Waterhouse, an affiliate of the investment manager, provides certain administrative and management services to the Funds. For its services as administrator, TD Waterhouse receives an annual fee of 0.10% of the average net assets of each Fund (except the Dow 30 Fund). For providing services to the Dow 30 Fund, the investment manager (and not the Fund) compensates TD
Waterhouse. TD Waterhouse has entered into an agreement with Funds Distributor, Inc. ("FDI") whereby FDI performs certain administrative services for the Funds.
TD Waterhouse pays FDI's fees for providing these services.

DISTRIBUTOR
FDI acts as distributor of the Funds' shares for no compensation.

SHAREHOLDER SERVICING
The  Funds'  Shareholder   Servicing  Plan  permits  each  Fund  to  pay  banks,
broker-dealers or other financial institutions  (including TD Waterhouse and its affiliates) for shareholder  support  services they provide to their clients who are shareholders of the Fund, at a rate of 0.25% of the average daily net assets of the Fund. These services may include, among other services, providing general shareholder  liaison services (including  responding to shareholder  inquiries),
providing   information  on  shareholder   investments,   and  establishing  and
maintaining  shareholder  accounts and records. At present, TD Waterhouse is the only  financial  institution  that  may be  paid  for  its  services  under  the
Shareholder Servicing Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

A WORD ABOUT THE INDEXES
Investors should be aware of the following information.

LEHMAN  BROTHERS  AGGREGATE  BOND  INDEX  (BOND  INDEX  FUND).  Lehman  Brothers
("Lehman") does not sponsor the Bond Index Fund, nor is it affiliated in any way with the Fund or its investment manager or investment sub-adviser. "Lehman
Brothers Aggregate Bond Index(R)" is a trademark of Lehman. The Bond Index Fund is not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

LEHMAN MAKES NO EXPRESS OR IMPLIED  WARRANTIES,  AND HEREBY EXPRESSLY  DISCLAIMS
ALL  WARRANTIES OF  MERCHANTABILITY  OF FITNESS FOR A PARTICULAR




41



PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED  THEREIN.  LEHMAN,
ITS PARENT, OFFICERS, DIRECTORS,  AFFILIATES,  EMPLOYEES, AND AGENTS, SHALL HAVE
NO LIABILITY,  CONTINGENT OR OTHERWISE,  TO THE COMPANY OR TO THIRD PARTIES, FOR
THE QUALITY,  ACCURACY,  COMPLETENESS  OR CURRENCY OF THE INDEX OR FOR DELAYS OR
OMISSIONS  THEREIN,  OR FOR  INTERRUPTIONS  IN THE DELIVERY OF THE INDEX.  IN NO
EVENT  WILL  LEHMAN  BE  LIABLE  FOR  ANY  SPECIAL,   INDIRECT,   INCIDENTAL  OR
CONSEQUENTIAL  DAMAGES,  EVEN IF LEHMAN HAS BEEN ADVISED OF THE  POSSIBILITY  OF
SUCH DAMAGES.

DOW JONES INDUSTRIAL  AVERAGE (DOW 30 FUND).  "Dow Jones," "Dow Jones Industrial
Average,"SM  "DJIA"SM and "DIAMONDS"SM are service marks of Dow Jones & Company,
Inc. ("Dow Jones"). Dow Jones has no relationship to the investment manager other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the Fund.

Dow Jones does not:

     o    sponsor, endorse, sell or promote the Fund;
     o    recommend that any person invest in the Fund or any other securities;
     o    have any  responsibility  or liability for or make any decisions about the timing,  amount or pricing of the Fund;
     o    have  any   responsibility   or  liability  for  the   administration,
          management or marketing of the Fund; or
     o    consider the needs of the investment  manager or the  shareholders  of the Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically,

     o    Dow Jones  does not make any  warranty,  express or  implied,  and Dow
          Jones disclaims any warranty about:

          - the results to be obtained by the investment manager, the shareholders of the Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;
          -    the accuracy or completeness of the DJIA and its data; or
          - the merchantability and the fitness for a particular purpose or use of the DJIA and its data;

     o Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data;
     o Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between the investment manager and Dow Jones is solely for their benefit and not for the benefit of the shareholders of the Fund or any other third parties.

S&P 500 INDEX (500 INDEX FUND). "Standard & Poor's", "S&P", "S&P 500", "Standard
& Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Toronto-Dominion Bank.




                                       42



The 500 Index Fund is not  sponsored,  endorsed,  sold or promoted by Standard &
Poor's,  a division of The McGraw-Hill  Companies,  Inc.  ("S&P").  S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public  regarding  the  advisability  of investing  in  securities generally  or in the Fund  particularly  or the  ability of the S&P 500 Index to
track  general  stock  market  performance.   S&P's  only  relationship  to  the
investment manager is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is  determined,  composed and  calculated  by S&P without regard to the  investment  manager or the Fund. S&P has no obligation to take  the  needs of the  investment  manager  or the  owners  of the  Fund  into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the  determination of the prices and amount of the Fund or the timing of the  issuance  or sale of the Fund or in the  determination  or  calculation  of the  equation by which the Fund is to be converted into cash.  S&P has no obligation or liability in connection  with the administration, marketing or trading of the Fund.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX
OR ANY DATA  INCLUDED  THEREIN AND S&P SHALL HAVE NO  LIABILITY  FOR ANY ERRORS,
OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,  EXPRESS OR IMPLIED,
AS TO RESULTS TO BE OBTAINED BY THE INVESTMENT  MANAGER,  OWNERS OF THE FUND, OR
ANY  OTHER  PERSON  OR  ENTITY  FROM  THE USE OF THE S&P 500  INDEX  OR ANY DATA
INCLUDED  THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED  WARRANTIES,  AND  EXPRESSLY
DISCLAIMS ALL WARRANTIES OF  MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED  THEREIN.  WITHOUT
LIMITING ANY OF THE FOREGOING,  IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE,  INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WILSHIRE 4500 INDEX (EXTENDED MARKET INDEX FUND). "Wilshire 4500" is a trademark
and   "Wilshire"  is  a  service  mark  of  Wilshire   Associates   Incorporated
("Wilshire") and they have been licensed for use by the investment manager.

The Extended Market Index Fund is not sponsored, endorsed, sold or promoted by Wilshire. Wilshire makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wilshire 4500 Index to track general stock market performance. Wilshire's only relationship to the investment manager is the licensing of certain trademarks and trade names of Wilshire. The Wilshire 4500 Index is composed and calculated without regard to the investment manager or the Fund. Wilshire has no obligation to take the needs of the investment manager or the owners of the Fund into consideration in determining, composing or calculating the Wilshire 4500
Index. Wilshire does not guarantee the accuracy or the completeness of the Wilshire 4500 Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to the results to be obtained by the investment manager, owners of the Fund, or any other person or entity from the use of the Wilshire 4500 Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 4500 Index or any data included therein.




                                                                              43

--------------------------------------------------------------------------------

Without  limiting  any of the  foregoing,  in no event shall  Wilshire  have any
liability  for  any  special,  punitive,   indirect,  or  consequential  damages
(including lost profits), even if notified of the possibility of such damages.

MSCI(R) PACIFIC FREE INDEX (ASIAN INDEX FUND) AND MSCI(R) EUROPE INDEX (EUROPEAN
INDEX FUND). Each of the MSCI(R) Pacific Free Index and the MSCI(R) Europe Index is the exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the investment manager.

Each of the Asian Index Fund and the European Index Fund is not sponsored, endorsed, sold or promoted by MSCI(R) or any affiliate of MSCI(R). Neither
MSCI(R) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Funds particularly or the ability of either the MSCI(R) Pacific Free Index or the MSCI(R) Europe Index to track general stock market performance. MSCI(R) is the licensor of certain trademarks, service marks and trade names of each of the MSCI(R) Pacific Free
Index and the MSCI(R) Europe Index which is determined, composed and calculated by MSCI(R) without regard to the issuer of the Funds or the Funds. MSCI(R) has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration in determining, composing or calculating either index.
MSCI(R) is not responsible for and has not participated in the determination of the timing of prices at, or quantities of a Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI(R) nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH  MSCI(R)  SHALL OBTAIN  INFORMATION  FOR INCLUSION IN OR FOR USE IN THE
CALCULATION  OF THE INDICES  FROM  SOURCES  WHICH  MSCI(R)  CONSIDERS  RELIABLE,
NEITHER  MSCI(R)  NOR  ANY  OTHER  PARTY  GUARANTEES  THE  ACCURACY  AND/OR  THE
COMPLETENESS  OF THE INDICES OR ANY DATA INCLUDED  THEREIN.  NEITHER MSCI(R) NOR
ANY OTHER PARTY  MAKES ANY  WARRANTY,  EXPRESS OR  IMPLIED,  AS TO RESULTS TO BE
OBTAINED  BY  THE  INVESTMENT  MANAGER,   INVESTMENT   MANAGER'S  CUSTOMERS  AND
COUNTERPARTIES,  OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE
OF THE  INDICES  OR ANY DATA  INCLUDED  THEREIN  IN  CONNECTION  WITH THE RIGHTS
LICENSED  HEREUNDER  OR FOR ANY OTHER USE.  NEITHER  MSCI(R) NOR ANY OTHER PARTY
MAKES ANY EXPRESS OR IMPLIED WARRANTIES,  AND MSCI(R) HEREBY EXPRESSLY DISCLAIMS
ALL  WARRANTIES  OF  MERCHANTABILITY  OR FITNESS FOR A  PARTICULAR  PURPOSE WITH
RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE
FOREGOING,  IN NO EVENT SHALL  MSCI(R) OR ANY OTHER PARTY HAVE ANY LIABILITY FOR
ANY DIRECT,  INDIRECT,  SPECIAL,  PUNITIVE,  CONSEQUENTIAL  OR ANY OTHER DAMAGES
(INCLUDING  LOST PROFITS) EVEN IF NOTIFIED OF THE  POSSIBILITY  OF SUCH DAMAGES.

GSTI(R) COMPOSITE INDEX (TECHNOLOGY FUND).

"GSTI(R)", "GSTI(R) Composite Index" and "Goldman Sachs Technology Index" are trademarks of Goldman, Sachs & Co.




44


--------------------------------------------------------------------------------


The Technology Fund is not sponsored, endorsed, sold or promoted by Goldman, Sachs & Co. Goldman, Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSTI(R)Composite Index to track the technology stock market performance.

Goldman, Sachs & Co.'s only relationship to the investment manager or the Fund is the licensing of certain trademarks and trade names of Goldman, Sachs & Co.
and of the GSTI(R) Composite Index which is determined, composed and calculated by Goldman, Sachs & Co. without regard to the investment manager or the Fund.
Goldman, Sachs & Co. has no obligation to take the needs of the investment manager, the Fund or the shareholders into consideration in determining, composing or calculating the GSTI(R)Composite Index. Goldman, Sachs & Co. is not responsible for and has not participated in the determination of the prices and the amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the redemption price per share.
Goldman, Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Fund. Goldman, Sachs & Co. does not guarantee the accuracy and/or the completeness of the GSTI(R)Composite Index or any data included therein and Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any errors, omissions, or interruptions therein.
Goldman, Sachs & Co. makes no warranty, express or implied, as to the results to be obtained by the Fund, the shareholders, or any other person or entity from use of the GSTI(R) Composite Index or any data included therein. Goldman, Sachs
& Co. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the GSTI(R)Composite Index or any data included therein. Without limiting any of the foregoing, Goldman, Sachs & Co. hereby expressly disclaims any and all liability for any special, punitive, indirect, or consequential damages (including lost profits) even if notified of the possibility of such damages.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The financial  highlights tables are intended to help you understand each Fund's financial  performance for the periods indicated.  Certain information  reflects financial results for a single Fund share. The total return amounts in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund  (assuming  reinvestment  of all  dividends and  distributions).  This information has been audited by Ernst & Young LLP, whose report,  along with the
Funds'  financial  statements,  are  included  in the  annual  report,  which is available  upon  request  by calling  Customer  Service  at  1-800-934-4448  and pressing option 4.




                                       45



--------------------------------------------------------------------------------------------------------
                                                                          BOND INDEX FUND

                                                                 YEAR ENDED            PERIOD ENDED
                                                                 JANUARY 31,            JANUARY 31,

                                                                    2002                 2001 (A)
                                                              ----------------       ----------------

PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period                            $10.37                  $10.00
                                                                 ---------              ---------

INVESTMENT OPERATIONS

   Net investment income (C)                                         0.52                    0.24
   Net realized and unrealized gain
      on investments                                                 0.20                    0.37
                                                                 ---------              ---------
   TOTAL FROM INVESTMENT OPERATIONS                                  0.72                    0.61
                                                                 ---------              ---------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                         (0.52)                  (0.24)
   Distributions from realized gains on investments                 (0.15)                    --
                                                                 ---------              ---------
   TOTAL DISTRIBUTIONS                                              (0.67)                  (0.24)
                                                                 ---------              ---------
   Net asset value, end of period                                  $10.42                  $10.37
                                                                 =========              =========

RATIOS

   Ratio of net expenses to average net assets                       0.35%                   0.15%
   Ratio of net investment income to average net assets              4.89%                   2.39%
   Decrease reflected in above expense ratios
      due to waivers/reimbursements by the
      investment manager and its affiliates                          2.77%                   2.24%

SUPPLEMENTAL DATA

   Portfolio turnover rate                                             46%                      4%

   Total investment return (B)                                       7.11%                   6.19%

   Net assets, end of period                                   $6,048,143              $2,573,740
                                                             =============          =============
   Average net assets                                          $4,095,404              $2,161,257
                                                             =============          =============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(C) Based on average shares outstanding at each month end.




46


-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                DOW 30 FUND

                                                       Year Ended      Period Ended      Year Ended     Year Ended    Period Ended
                                                       January 31,      January 31,     October 31,     October 31,    October 31,
                                                          2002           2001+(B)           2000+          1999+        1998+(C)
                                                     --------------- ---------------   -------------  -------------- ---------------

PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period                   $10.89           $12.37          $12.30           $9.86         $10.07
                                                       ---------        ---------        ---------       --------       --------

INVESTMENT OPERATIONS

   Net investment income                                    0.16 (E)         0.04 (E)        0.15            0.16           0.09
   Net realized and unrealized gains (losses)
      on investments                                       (0.98)           (0.28)           0.28            2.44          (0.21)
                                                       ---------        ---------        ---------       --------       --------
   TOTAL FROM INVESTMENT OPERATIONS                        (0.82)           (0.24)           0.43            2.60          (0.12)
                                                       ---------        ---------        ---------       --------       --------

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income                (0.16)           (0.04)          (0.15)          (0.16)         (0.09)
   Distributions from realized gains on investments           --            (1.20)          (0.21)             --             --
                                                       ---------        ---------        ---------       --------       --------
   TOTAL DISTRIBUTIONS                                     (0.16)           (1.24)          (0.36)          (0.16)         (0.09)
                                                       ---------        ---------        ---------       --------       --------
   Net asset value, end of period                          $9.91           $10.89          $12.37          $12.30          $9.86
                                                       =========        =========        =========       ========       ========

RATIOS

   Ratio of net expenses to average net assets              0.25%            0.06%           0.25%           0.25%          0.25%(A)
   Ratio of net investment income to average
      net assets                                            1.55%            0.36%           1.28%           1.37%          1.48%(A)
   Decrease reflected in above expense ratios
      due to waivers/reimbursements by the
      investment manager and its affiliates                 0.45%            0.14%           0.43%           0.43%          0.55%(A)

SUPPLEMENTAL DATA

   Portfolio turnover rate                                    15%               8%              38%            47%             8%
   Total investment return (D)                             (7.57)%          (0.38)%          3.56%          26.72%         (1.19)%
   Net assets, end of period                        $147,299,253     $153,846,747     $160,704,186   $175,311,445    $62,211,054
                                                  ==============   ==============   ==============  =============   ============
   Average net assets                               $143,540,962     $153,115,858     $175,715,409   $118,399,466    $28,460,853
                                                  ==============   ==============   ==============  =============   ============


(A)  Annualized.

(B) For the three month period ended January 31, 2001. The Dow 30 Fund changed its fiscal year end from October 31 to January 31. All ratios for the period have not been annualized.
(C) The Fund commenced operations on March 31, 1998. All ratios for the period have been annualized.
(D) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.
(E)  Based on average shares outstanding at each month end.
+ Adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999 and a .88674 to 1 reverse stock split paid to shareholders of record on December 7, 2000.



47



-----------------------------------------------------------------------------------------------------------------------------------

                                                                      500 INDEX FUND             EXTENDED MARKET  INDEX FUND

                                                              YEAR               PERIOD              YEAR             PERIOD
                                                              ENDED               ENDED              ENDED             ENDED
                                                           JANUARY 31,         JANUARY 31,        JANUARY 31,       JANUARY 31,
                                                              2002              2001 (A)             2002            2001 (A)
                                                         ---------------     --------------     --------------    ---------------

PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period                      $ 9.02               $10.00           $ 7.83             $10.00
                                                           --------             --------          --------           --------

INVESTMENT OPERATIONS

   Net investment income (C)                                   0.07                 0.02             0.04               0.01
   Net realized and unrealized gains (losses)
      on investments                                          (1.56)               (0.97)           (1.52)             (2.17)
                                                          ---------            ---------          --------           --------
   TOTAL FROM INVESTMENT OPERATIONS                           (1.49)               (0.95)           (1.48)             (2.16)
                                                          ---------            ---------          --------           --------
DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                   (0.05)               (0.02)           (0.04)             (0.01)
   Distributions from realized gains on investments              --                (0.01)           (0.01)                --
                                                          ---------            ---------          --------           --------
   TOTAL DISTRIBUTIONS                                        (0.05)               (0.03)           (0.05)             (0.01)
                                                          ---------            ---------          --------           --------
   Net asset value, end of period                            $ 7.48               $ 9.02           $ 6.30             $ 7.83
                                                          =========            =========          ========           ========

RATIOS

   Ratio of net expenses to average net assets                0.35%                0.15%             0.40%             0.17%
   Ratio of net investment income to average
      net assets                                              0.95%                0.26%             0.68%             0.14%
   Decrease reflected in above expense ratios
      due to waivers/reimbursements by the
      investment manager and its affiliates                   1.00%                0.69%             2.19%             1.08%

SUPPLEMENTAL DATA

   Portfolio turnover rate                                      13%                   1%               59%               21%

   Total investment return (B)                               (16.53)%              (9.47)%          (18.90)%         (21.55)%

   Net assets, end of period                            $24,846,549           $9,964,493        $6,358,472         $5,008,678
                                                       ============        =============     =============       ============
   Average net assets                                   $14,693,674           $6,824,026        $4,885,732         $4,536,667
                                                       ============        =============     =============       ============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

(C)  Based on average shares outstanding at each month end.



48


------------------------------------------------------------------------------------------------------------------------------------
                                                                ASIAN INDEX FUND                       EUROPEAN INDEX FUND

                                                            YEAR               PERIOD               YEAR                PERIOD
                                                            ENDED               ENDED               ENDED                ENDED
                                                         JANUARY 31,         JANUARY 31,         JANUARY 31,          JANUARY 31,
                                                            2002              2001 (A)              2002               2001 (A)
                                                       ---------------     --------------      --------------       ---------------

PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period                    $ 8.13               $10.00            $ 9.62                $10.00
                                                         --------             --------           --------              --------

INVESTMENT OPERATIONS

   Net investment income (C)                                 0.04                 0.01              0.10                  0.01
   Net realized and unrealized gains (losses)
   on investments                                           (2.56)               (1.87)            (2.51)                (0.39)
                                                         --------             --------           --------              --------
   TOTAL FROM INVESTMENT OPERATIONS                         (2.52)               (1.86)            (2.41)                (0.38)
                                                         --------             --------           --------              --------
DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from net investment income                    --                (0.01)            (0.08)                   --
   Distributions from realized gains on investments            --                   --                 --                (0.00) (D)
                                                         --------             --------           --------              --------
   TOTAL DISTRIBUTIONS                                         --                (0.01)            (0.08)                   --
                                                         --------             --------           --------              --------
   Net asset value, end of period                          $ 5.61               $ 8.13            $ 7.13                $ 9.62
                                                         ========             ========           ========              ========

RATIOS

   Ratio of net expenses to average net assets              0.58%                0.24%              0.58%                0.24%
   Ratio of net investment income to average
      net assets                                            0.60%                0.14%              1.31%                0.05%
   Decrease reflected in above expense ratios
      due to waivers/reimbursements by the
      investment manager and its affiliates                 2.68%                1.28%              3.03%                1.50%

SUPPLEMENTAL DATA

   Portfolio turnover rate                                    32%                   0%                29%                  13%

   Total investment return (B)                             (31.00)%             (18.62)%           (25.03)%             (3.78)%

   Net assets, end of period                           $3,720,881           $4,510,278         $4,800,742            $5,305,934
                                                    =============        =============      =============         =============
   Average net assets                                  $4,022,613           $4,569,565         $4,685,041            $4,858,174
                                                    =============        =============      =============         =============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

(C)  Based on average shares outstanding at each month end.

(D)  Amount represents less than $0.01 per share.



                                       49

----------------------------------------------------------------------------------------------------------------------------------




                                                                                                   TAX MANAGED
                                                             TECHNOLOGY FUND                       GROWTH FUND
                                                             ---------------                       -----------

                                                         YEAR             PERIOD             YEAR             PERIOD
                                                         ENDED             ENDED             ENDED             ENDED
                                                      JANUARY 31,       JANUARY 31,       JANUARY 31,       JANUARY 31,
                                                         2002            2001 (A)            2002            2001 (A)
                                                    ---------------   --------------    --------------    ---------------

PER SHARE OPERATING PERFORMANCE

   Net asset value, beginning of period                 $ 6.37            $10.00            $ 9.06            $10.00
                                                       --------          --------          --------          --------

INVESTMENT OPERATIONS

   Net investment income (C)                             (0.04)            (0.03)            (0.02)            (0.01)
   Net realized and unrealized gains (losses)
      on investments                                     (2.54)            (3.52)            (1.37)            (0.93)
                                                       --------          --------          --------          --------
   TOTAL FROM INVESTMENT OPERATIONS                      (2.58)            (3.55)            (1.39)            (0.94)
                                                       --------          --------          --------          --------
DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from realized gains on investments         --             (0.08)               --                --
                                                       --------          --------          --------          --------
   TOTAL DISTRIBUTIONS                                      --             (0.08)               --                --
                                                       --------          --------          --------          --------
   Net asset value, end of period                       $ 3.79            $ 6.37            $ 7.67            $ 9.06
                                                       ========          ========          ========          ========

RATIOS

   Ratio of net expenses to average net assets           1.25%             0.52%             1.10%             0.46%
   Ratio of net investment income to average
      net assets                                        (1.07)%           (0.36)%           (0.20)%           (0.08)%
   Decrease reflected in above expense ratios
      due to waivers/reimbursements by the
      investment manager and its affiliates              1.80%             0.74%             2.61%             2.51%

SUPPLEMENTAL DATA

   Portfolio turnover rate                                 62%               27%               21%                7%

   Total investment return (B)                         (40.50)%          (35.53)%          (15.34)%           (9.40)%

   Net assets, end of period                        $4,306,654        $4,385,091        $3,008,924        $2,937,972
                                                 =============     =============     =============     =============
   Average net assets                               $3,693,773        $4,162,072        $2,666,712        $2,840,159
                                                 =============     =============     =============     =============


(A) The Fund commenced operations on August 31, 2000. All ratios for the period have not been annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestment of dividends. Total investment return for periods less than one year have not been annualized.

(C)  Based on average shares outstanding at each month end.

                      This page intentionally left blank.

--------------------------------------------------------------------------------

TD WATERHOUSE TRUST

FOR MORE INFORMATION

More information on the Funds is available upon request, including the following:


SHAREHOLDER REPORTS. Additional information about each Fund's investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI includes more information about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered a part of) this prospectus.

You may request free copies of these materials, along with other information about the Funds and make shareholder inquiries by contacting:

TD Waterhouse Investor Services, Inc.
Mutual Fund Services
100 Wall Street
New York, New York 10005

TELEPHONE:  1-800-934-4448
HEARING IMPAIRED:  TTY 1-800-933-0555
INTERNET SITE: http://www.tdwaterhouse.com

Text-only versions of the Funds' prospectus can be viewed online or downloaded from TD Waterhouse (http://www.tdwaterhouse.com). The Funds' prospectus and other documents pertaining to the Funds also can be viewed online or downloaded from the SEC (http://www.sec.gov).

You also can review and copy information about the Funds, including the SAI, at the SEC's public reference room in Washington, DC. For a duplicating fee, you may obtain copies of this information by writing to the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

The Funds' investment company registration number is 811-9519.


                               TD WATERHOUSE TRUST

                        EIGHT PORTFOLIOS TO CHOOSE FROM:

                    Index Funds


                    o    TD Waterhouse Bond Index Fund
                    o    TD Waterhouse Dow 30 Fund
                    o    TD Waterhouse 500 Index Fund
                    o    TD Waterhouse Extended Market Index Fund
                    o    TD Waterhouse Asian Index Fund
                    o    TD Waterhouse European Index Fund

                    Actively Managed Funds

                    o    TD Waterhouse Technology Fund
                    o    TD Waterhouse Tax Managed Growth Fund


                                   PROSPECTUS

                                  May 31, 2002


                              [TD Waterhouse Logo]

                               TD WATERHOUSE TRUST

                    100 WALL STREET, NEW YORK, NEW YORK 10005

                TD WATERHOUSE, CUSTOMER SERVICE - 1-800-934-4448

                       STATEMENT OF ADDITIONAL INFORMATION



                                  MAY 31, 2002



                          TD Waterhouse Bond Index Fund

                            TD Waterhouse Dow 30 Fund

                          TD Waterhouse 500 Index Fund

                    TD Waterhouse Extended Market Index Fund

                         TD Waterhouse Asian Index Fund

                        TD Waterhouse European Index Fund

                          TD Waterhouse Technology Fund

                      TD Waterhouse Tax Managed Growth Fund



This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the prospectus dated May 31, 2002 (the "Prospectus") for TD Waterhouse Bond Index Fund, TD Waterhouse Dow 30 Fund, TD Waterhouse 500 Index Fund, TD Waterhouse Extended Market Index Fund, TD Waterhouse Asian Index Fund, TD Waterhouse European Index Fund, TD Waterhouse Technology Fund, and TD Waterhouse Tax Managed Growth Fund, each of which is a separate portfolio of TD Waterhouse Trust.

Each Fund's financial statements and financial highlights for the fiscal period ended January 31, 2002, including the independent auditors' report thereon, are included in the Fund's Annual Report and are incorporated herein by reference. The Prospectus is also incorporated herein by reference.



To obtain a free copy of the Prospectus or the Annual Report, please write to TD Waterhouse Investor Services, Inc., Customer Service, at 100 Wall Street, New York, New York 10005, or call 1-800-934-4448.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION...........................................................3
            GLOSSARY..........................................................3
            INTRODUCTION......................................................5
INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..............................5
            INDEX FUND MATTERS................................................6
            EQUITY SECURITIES.................................................7
            DEBT SECURITIES...................................................8
            FOREIGN SECURITIES...............................................18
            OPTIONS .........................................................22
            FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS...............26
            OTHER SECURITIES AND TECHNIQUES..................................31
            ADDITIONAL INFORMATION CONCERNING THE INDICES....................37
            FUND POLICIES....................................................42
MANAGEMENT OF THE TRUST......................................................44
            TRUSTEES AND EXECUTIVE OFFICERS..................................44
INVESTMENT MANAGEMENT AND OTHER SERVICES.....................................49
            INVESTMENT MANAGER...............................................49
            INVESTMENT SUB-ADVISERS..........................................52
            BOARD'S CONSIDERATION OF INVESTMENT MANAGEMENT ARRANGEMENTS......54
            ADMINISTRATOR....................................................55
            DISTRIBUTOR .....................................................57
            SHAREHOLDER SERVICING............................................57
            TRANSFER AGENT AND CUSTODIAN.....................................59
            EXPENSES ........................................................60
            CODES OF ETHICS..................................................60
BROKERAGE ALLOCATION.........................................................61
COMPUTATION OF NET ASSET VALUE...............................................63
DIVIDENDS AND TAX STATUS.....................................................64
            DIVIDENDS .......................................................64
            CAPITAL GAIN DISTRIBUTIONS.......................................64
            TAX STATUS OF THE TRUST..........................................64
INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS.............................70
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................70
PERFORMANCE .................................................................71

            TOTAL RETURN CALCULATIONS........................................72
            SEC YIELD CALCULATIONS...........................................74
            OTHER ADVERTISEMENT MATTERS......................................75
SHAREHOLDER INFORMATION......................................................77
APPENDIX-- RATINGS OF FIXED INCOME SECURITIES................................79

                               TD WATERHOUSE TRUST

--------------------------------------------------------------------------------

GENERAL INFORMATION

GLOSSARY

As used in this SAI, the following terms shall have the meanings listed:

"500 Index Fund" means the TD Waterhouse 500 Index Fund.

"Asian Index Fund" means the TD Waterhouse Asian Index Fund.

"Bond Index Fund" means the TD Waterhouse Bond Index Fund.

"CFTC" means the U.S. Commodity Futures Trading Commission.

"Code" means the Internal Revenue Code of 1986, as amended.

"DJIA(SM)" means the Dow Jones Industrial Average(SM).

"Dow 30 Fund" means the TD Waterhouse Dow 30 Fund.

"European Index Fund" means the TD Waterhouse European Index Fund.

"Extended Market Index Fund" means the TD Waterhouse Extended Market Index Fund.

"Fund" means each of the eight separate portfolios of the Trust to which this SAI relates as identified on the cover page.

"Index Fund" means each of the Bond Index Fund, the Dow 30 Fund, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund and the European Index Fund.

"Investment Adviser" means the Investment Manager in the case of the Dow 30 Fund and the respective Investment Sub-Adviser in the case of each of the other Funds.

"Investment Advisers Act" means the Investment Advisers Act of 1940, as amended.

"Investment Company Act" means the Investment Company Act of 1940, as amended.

"Investment Manager" means TD Waterhouse Asset Management, Inc.

"Investment Sub-Adviser" means each of TD Investment Management Inc. and T. Rowe Price Associates, Inc., or either of them, as the context indicates.




"Moody's" means Moody's Investors Service.

"SEC" means the U.S. Securities and Exchange Commission.

"S&P" means Standard & Poor's.

"Securities Act" means the Securities Act of 1933, as amended.

"TD Waterhouse" means TD Waterhouse Investor Services, Inc., the Trust's Administrator and a broker-dealer affiliate of the Investment Manager.

"Tax Managed Growth Fund" means TD Waterhouse Tax Managed Growth Fund.

"Technology Fund" means TD Waterhouse Technology Fund.

"Trust" means TD Waterhouse Trust.

INTRODUCTION



The Trust is registered under the Investment Company Act as an open-end management investment company. The Trust was formed under Delaware law on August 6, 1999 as a Delaware business trust. On September 20, 1999, the Dow 30 Fund's name was changed from "Waterhouse Dow 30 Fund" to its present name. The Dow 30 Fund was originally a series of TD Waterhouse Family of Funds, Inc., a Maryland corporation. On November 5, 1999, the Dow 30 Fund was reorganized as the initial series of the Trust. Each other Fund commenced operations on August 31, 2000. Because the Trust offers multiple portfolios, it is known as a "series company." Each Fund is a separate portfolio of assets and has its own investment objective, which it pursues through ITS investment policies, as described below and in the Prospectus. Each Fund is "non-diversified" as that term is defined under the Investment Company Act.



INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

The following supplements the discussion in the Prospectus of the Funds' investment objectives and their principal and additional investment strategies, policies and risks. These investment strategies and policies may be changed without shareholder approval unless otherwise noted. The Dow 30 Fund's investment objective and any policy designated by a Fund as fundamental may not be changed without approval by holders of a "majority of the outstanding voting securities" of the Fund. As defined in the Investment Company Act, and as used herein, the term "majority of the outstanding voting securities" of a Fund, means the vote of the holders of the lesser of (i) 67% of the shares of the Fund or represented by proxy at a meeting where more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. Capitalized terms not otherwise defined in this SAI have the same meanings as in the Prospectus. Whenever an investment policy or restriction of any Fund described in the Prospectus or in this SAI states a maximum percentage of assets that may be invested in a security or other asset, or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to that Fund only at the time a transaction takes place. Thus, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by a Fund will not be considered a violation.

Descriptions in this SAI of a particular investment practice or technique in which any Fund may engage or a financial instrument which any Fund may purchase are meant to describe the spectrum of investments that the Investment Adviser, in its discretion, might, but is not required to, use in managing a Fund's portfolio assets. The Investment Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more Funds but not for all Funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not, in the judgment of the Investment Adviser, be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case a Fund would not use them. Certain practices, techniques or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on that Fund's performance.

INDEX FUND MATTERS

The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analyses and investment judgment. Instead, each Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its target index.

INDEXING AND MANAGING THE INDEX FUNDS. Each Index Fund will be substantially invested in securities in the applicable index or other securities or financial instruments that are correlated with securities in that index (fixed-income securities in the case of the Bond Index Fund and equity securities in the case of the other Index Funds).

An Index Fund may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities, which basket may be based upon a target index. Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to a Fund or by a Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Investment Adviser will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Investment Adviser may, but is not required to, enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.

Each Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other operating costs and expenses incurred by the Fund (e.g., transfer agency, audit), taxes (including foreign withholding taxes, where applicable), changes in either the composition of the target index or the assets of a Fund, and the timing and amount of investor contributions and withdrawals, if any.

CASH FLOWS; EXPENSES. The ability of each Index Fund to satisfy its investment objective depends to some extent on the Investment Adviser's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). The Investment Adviser will make investment changes to a Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any operating costs (e.g., transfer agency, audit) that will be borne by the Funds.

SECURITIES-RELATED BUSINESSES. The Investment Company Act limits the ability of each Fund to invest in securities issued by companies deriving more than 15% of their gross revenues from securities related activities ("financial companies"). If an index provides a higher concentration in one or more financial companies, an Index Fund may experience difficulty in its efforts to track its target index due to the limitations on investments in such companies.

INVESTMENT IN CERTAIN AFFILIATES. The Investment Company Act limits the ability of each Fund to invest in securities issued by the Fund's Investment Adviser, distributor or their affiliates. From time to time, the stock of a Fund's Investment Adviser, distributor or one of their affiliates may be included in the Fund's target index. In that case, the Fund may invest in such stock only in proportion to its representation in the index, subject to applicable legal requirements, or may forego making any such investment.




EQUITY SECURITIES

COMMON STOCK AND PREFERRED STOCK. Shares of common stock represent a proportionate ownership interest in a company. As a result, the value of common stock rises and falls with a company's success or failure. The market value of common stock can fluctuate significantly. Preferred stock is a class of stock having a preference over common stock as to dividends and, generally, as to the recovery of investment.



INVESTMENT COMPANY SECURITIES. Each Fund may invest in securities issued by other open-end management investment companies which principally invest in securities of the type in which such Fund invests. Under the Investment Company Act, a Fund's investment in such securities IS limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Fund's total assets with respect to any one investment company and (III) 10% of the Fund's total assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. Each Fund may also purchase shares of exchange-listed closed-end funds, or shares of registered unit investment trusts, including DIAMONDSSM and S&P Depositary Receipts.



Each of the Technology Fund and the Tax Managed Growth Fund may invest its cash reserves in either the T. ROWE PRICE Reserve Investment Fund ("RIF") or T. ROWE PRICE Government Reserve Investment Fund ("GRF"), each a series of T. ROWE PRICE Reserve Investment Funds, Inc., money market funds established for the exclusive use of the family of mutual funds affiliated with the Investment Sub-Adviser of the Technology Fund and the Tax Managed Growth Fund and its other clients. RIF and GRF operate under an exemptive order issued by the SEC (SEC Release No. IC-22770 (July 29, 1997)). Among other conditions imposed by the order, each Fund's aggregate investment in RIF or GRF at the time the investment is made cannot exceed 25% of the Fund's total net assets.

RIF and GRF must comply with the requirements of Rule 2a-7 under the Investment Company Act governing money market funds. RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. GRF invests primarily in a portfolio of U.S. Government-backed securities, primarily U.S. Treasuries and repurchase agreements thereon. RIF and GRF are not insured or guaranteed by the U.S. Government, and there is no assurance that they will maintain a stable net asset value of $1.00 per share. While RIF and GRF do not pay an advisory fee to their investment adviser, they will incur other expenses. RIF and GRF are expected, however, to operate at low expense ratios. Each Fund will invest in RIF or GRF only to the extent it is consistent with its investment objective and policies.

EXCHANGE-TRADED INDEX SECURITIES. Subject to the limitations on investment in investment company securities set forth above, the Funds may invest in exchange-traded index funds (ETFs) such as SPDRs, NASDAQ 100 Index Trading Stock
(QQQs), DIAMONDS, iShares and various country index funds. SPDRs(R) (Standard & Poor's Depositary Receipts(R)) and QQQs, for example, typically trade like a share of common stock and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 and NASDAQ 100 indices, respectively. There can be no assurance that this can be accomplished as it may not be possible for the issuer to replicate and maintain exactly the composition and relative weightings of the Index securities. These ETFs are subject to the risks of investing in the underlying securities.




OPALS. The European Index Fund and the Asian Index Fund may each invest in OPALS. OPALS (Optimized Portfolios As Listed Securities) represent an interest in a basket of securities of companies primarily located in a specific country generally designed to track an index for that country. Investments in OPALS are subject to the same risks that are inherent in investing directly in foreign securities. In addition, because the OPALS are not registered under the securities laws, they may only be sold to certain classes of investors, and it may be more difficult for the Fund to sell OPALS than other types of securities. However, the OPALS may generally be exchanged with the issuer for the underlying securities, which may be more readily tradable.

WARRANTS. To the extent that such investments are consistent with its investment objective, each Index Fund may invest up to 5% of its net assets, and the Technology Fund and Tax Managed Growth Fund each may invest up to 10% of its net assets, in warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant. The Funds may only purchase warrants on securities in which the Fund may invest directly.

DEBT SECURITIES

IN GENERAL. A Fund investing in fixed-income securities will be subject to the general risks inherent in such securities, primarily interest rate risk, credit risk and prepayment risk. Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. In general, bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal.

Credit risk is the possibility that an issuer of securities held by a Fund will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Fund is a function of the diversification and credit quality of its underlying securities.


A Fund may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Fund may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate SPIN-OFFS or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.


Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Fund may exhibit price characteristics of longer-term debt securities. The corporate substitution strategy used by a Fund may increase or decrease the Fund's exposure to the foregoing risks relative to those of its target index.

INVESTMENT-GRADE DEBT SECURITIES. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). Each Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by the Investment Adviser to be of comparable quality.

LOW-RATED DEBT SECURITIES. Securities rated lower than Baa by Moody's or BBB by S&P, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The lower the ratings of corporate debt securities, the more their risks render them like equity securities. Such securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater volatility of price and risk of principal and income (and may be less liquid) than securities in the higher rating categories. (See the Appendix for a more complete description of the ratings assigned by Moody's and S&P and their respective characteristics.)

CONVERTIBLE SECURITIES. The convertible securities in which the Bond Index Fund may invest include debt securities (such as corporate bonds, notes and debentures) and other securities (preferred stock) that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity security, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed income securities, convertible securities may provide a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S.

Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Association, and Student Loan Marketing Association.

MUNICIPAL NOTES. The Tax Managed Growth Fund may invest in municipal notes. Municipal notes generally are used to provide short-term operating or capital needs and generally have maturities of one year or less. Municipal notes include:

o TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, property, use and business taxes, and are payable from these specific future taxes.

o REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal or state revenues available under the revenue sharing or grant programs.

o BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

o TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 270 days or less. It is issued by state and local governments or their agencies to finance seasonal working capital NEEDS or as short-term financing in anticipation of longer-term financing.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities may be classified as private, governmental or government related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-backed securities are backed by the full faith and credit of the United States. Government National Mortgage Association (GNMA), the principal U.S. guarantor of such securities, is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. Pass-through securities issued by the Federal National Mortgage Association
(FNMA) are guaranteed as to timely payment of principal and interest by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation (FHLMC) is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate, but generally not timely, collection of principal by FHLMC. The obligations of the FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

It is anticipated that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-backed securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may make investments in those new types of securities.

The average maturity of pass-through pools of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Because prepayments of principal generally occur when interest rates are declining, it is likely that a Fund will have to reinvest the proceeds of prepayments at lower interest rates than those at which the assets were previously invested. If this occurs, the Fund's yield will correspondingly decline. Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates than other fixed income securities of comparable maturity, although these securities may have a comparable risk of decline in market value in periods of rising interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, will result in a loss equal to any unamortized premium.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized Mortgage Obligations ("CMOs") are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or Fannie Mae, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a DE FACTO breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

ASSET-BACKED SECURITIES. The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Bond Index Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Bond Index Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Fund to dispose of any then existing holdings of such securities.

ZERO COUPON BONDS. Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. If the Bond Index Fund holds zero coupon bonds in its portfolio, it would recognize income currently for Federal income tax purposes in the amount of the unpaid, accrued interest and generally would be required to make distributions representing such income to shareholders currently, even though funds representing such income would not have been received by the Fund. Cash to pay distributions representing unpaid, accrued interest may be obtained from, for example, proceeds from sales of portfolio securities, payments received for Fund shares and from loan proceeds. The potential sale of portfolio securities to pay cash distributions from income earned on zero coupon bonds may result in the Fund being forced to sell portfolio securities at a time when it might otherwise choose not to sell these securities and when the Fund might incur a capital loss on such sales. Because interest on zero coupon obligations is not distributed to the Fund on a current basis, but is in effect compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS. Each Fund may invest in certain money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. For the Tax Managed Growth Fund, these instruments may include tax-exempt money market instruments. The Index Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The instruments in which a Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises);
(ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation (the "FDIC"); (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by the Fund's Investment Adviser; (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "A" by Moody's or S&P; (v) repurchase agreements (except that the Dow 30 Fund may only invest in repurchase agreements covering securities in which the Fund may invest directly); and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of the Fund's Investment Adviser are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. The Funds also may invest in money market mutual funds that invest in the above-described instruments. In addition, the Dow 30 Fund may invest in interest-bearing savings deposits of commercial banks doing business in the United States that have a minimum rating of A-1 from S&P or P-1 from Moody's or a comparable rating from another nationally recognized statistical rating organization. The Technology Fund and the Tax Managed Growth Fund may invest in money market funds affiliated with their Investment Sub-Adviser. See "Equity Securities - Investment Company Securities."

BANK OBLIGATIONS. The Funds may invest in bank obligations, including time deposits, certificates of deposit, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. A certificate of deposit is an interest-bearing negotiable certificate issued by a bank against funds deposited in the bank. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. Although the borrower is liable for payment of the draft, the bank unconditionally guarantees to pay the draft at its face value on the maturity date. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by a Fund but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation and could reduce the Fund's yield. Although fixed-time deposits do not in all cases have a secondary market, there are no contractual restrictions on a Fund's right to transfer a beneficial interest in the deposits to third parties. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office. Investments in foreign bank obligations are limited to banks and branches located in countries that the Investment Adviser believes do not present undue risk.


Investments in foreign bank obligations are subject to the additional risks associated with foreign securities DISCUSSED BELOW. SEE "FOREIGN SECURITIES."


COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. Each Fund may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Investment Adviser monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

A Fund also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Fund will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "A" by Moody's or S&P. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Investment Adviser will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold such obligations, it may be subject to additional risk of default.

To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI. The ratings of Moody's and S&P and other nationally recognized statistical rating organizations are more fully described in the attached Appendix.

REPURCHASE AGREEMENTS. Each Fund may enter into a repurchase agreement wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund, including government securities and mortgage-related securities, regardless of their remaining
maturities,   and  pursuant  to  an  agreement  THAT  requires  that  additional securities be deposited with the custodian if the value of the securities purchased should decrease below the repurchase price.


All repurchase transactions must be collateralized. A Fund may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Fund's custodian (or a sub- custodian) has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement.


In an attempt to reduce the risk of incurring a loss on a repurchase agreement, a Fund limits investments in repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Investment Adviser monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price.

FLOATING- AND VARIABLE-RATE OBLIGATIONS. Each Fund may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit changes (increases or decreases) in the amount of interest received on the debt instruments.

A Fund may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

Because floating- and variable-rate demand obligations are direct lending arrangements between the lender and borrower, these obligations generally are not traded, and there generally is no established secondary market for them, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Fund may invest in obligations that are not so rated if the Investment Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Investment Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Fund's portfolio. To the extent a demand obligation does not have a 7 day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which each Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Investment Adviser, are of comparable quality to issuers of other permitted investments of a Fund may be used for letter of credit-backed investments.

FOREIGN SECURITIES

The securities of foreign issuers in which the Funds may invest include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and related depository instruments, American Depository Shares ("ADSs"), Global Depository Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

DEPOSITORY RECEIPTS. ADRs, GDRs, ADSs, GDSs and related securities are depository instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depository instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

OBLIGATIONS OF FOREIGN GOVERNMENTS AND CORPORATIONS. The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Investment Adviser to be of comparable quality to the other obligations in which the Fund may invest.

To the extent that such investments are consistent with its investment objective, a Fund may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

FOREIGN MARKET RISK. Foreign security investment involves special risks not present in U.S. investments that can increase the chances that the Funds will lose money. These risks are heightened for investments in developing countries. In particular, the Funds are subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Funds to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

FOREIGN ECONOMY RISK. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain of those economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair a Fund's ability to purchase or sell foreign securities or transfer a Fund's assets or income back into the United States or otherwise adversely affect a Fund's operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the United States' securities laws do. For example, some foreign countries may have no laws or rules against insider trading (this is when a person buys or sells a company's securities based on

"inside" non-public information about that company). Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount a Fund can earn on its investments.

CERTAIN RISKS OF HOLDING FUND ASSETS OUTSIDE THE UNITED STATES. The Funds generally hold the foreign securities and cash in which they invest outside the United States in foreign banks and securities depositories. Certain of such foreign banks and securities depositories may be recently organized or new to the foreign custody business and/or may have operations subject to limited or no regulatory oversight. Also, the laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it can be expected that it will be more expensive for a Fund to buy, sell, and hold securities in certain foreign markets than in the U.S. market due to higher brokerage, transaction, custody and/or other costs. The increased expense to invest in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and FOREIGN COUNTRIES, INCLUDING emerging market countries, may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for a Fund to carry out transactions. If a Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If a Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.


Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for each Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


FOREIGN CURRENCIES. Investment in foreign securities usually will involve currencies of foreign countries. Moreover, the Funds may temporarily hold funds in bank deposits in foreign currencies during the completion of investment programs and may purchase forward foreign currency contracts. Because of these factors, the value of the assets of each Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and each Fund may incur costs in connection with conversions between various currencies. Although each Fund's custodian values the Fund's assets daily in terms of U.S. dollars, each Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Each Fund will do so from time to time, however, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

Because certain Funds normally will be invested in both U.S. and foreign securities markets, changes in those Funds' share prices may have low correlations with movements in U.S. markets. Each Fund's share price will reflect the movements of the different stock and bond markets in which it is invested (both U.S. and foreign), and of the currencies in which the investments are denominated. Thus, the strength or weakness of the U.S. dollar against foreign currencies may account for part of a Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly. Foreign currencies in which each Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to each Fund.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS. The Funds may enter into forward foreign currency contracts in order to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date (usually less than a year), and typically is individually negotiated and privately traded by currency traders and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although these contracts are intended to minimize currency risk -- the risk of loss due to a decline in the value of the hedged currencies -- at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. The Index Funds generally will not enter into forward foreign currency contracts in an attempt to reduce currency risk.

While each Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Moreover, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by that Fund. An imperfect correlation of this type may prevent a particular hedging strategy from achieving its objective or expose the Fund to the risk of currency exchange loss.

Each Fund may purchase currency forwards and combine such purchases with sufficient cash or short-term securities to create unleveraged substitutes for investments in foreign markets when deemed advantageous. Each Fund may also combine the foregoing with bond futures or interest rate futures contracts to create the economic equivalent of an unhedged foreign bond position.

Each Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which the Fund expects to have portfolio exposure.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transactions costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

OPTIONS

IN GENERAL. A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in return for the premium paid, has the right to buy the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract pursuant to which the purchaser, in return for the premium paid, has the right to sell the security underlying the option at the specified exercise price at any time during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

If the writer of a U.S. exchange-traded option wishes to terminate the obligation, the writer may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the Options Clearing Corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his or her position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected at any particular time or at any acceptable price. If any call or put option is not exercised or sold, it will become worthless on its expiration date. Closing purchase transactions are not available for OTC transactions. In order to terminate an obligation in an OTC transaction, a Fund would need to negotiate directly with the counterparty.

A Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put previously written by that Fund if the premium, plus commission costs, paid by the Fund to purchase the call or the put is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put. A gain also will be realized if a call or a put that a Fund has written lapses unexercised, because the Fund would retain the premium. Any such gains (or losses) are considered short-term capital gains (or losses) for Federal income tax purposes. Net short-term capital gains, when distributed by each Fund, are taxable as ordinary income. See "Dividends and Tax Status."

A Fund will realize a gain (or a loss) on a closing sale transaction with respect to a call or a put previously purchased by that Fund if the premium, less commission costs, received by the Fund on the sale of the call or the put is greater (or less) than the premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and the Fund will realize a loss in the amount of the premium paid, plus commission costs. Any such gain or loss will be long-term or short-term gain or loss, depending upon the Fund's holding period for the option.

Exchange-traded options generally have standardized terms and are issued by a regulated clearing organization (such as the Options Clearing Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by each Fund and its counterparty (usually a securities dealer or a financial institution) with no clearing organization guarantee. When a Fund purchases an OTC option, it relies on the party from whom it has purchased the option (the "counterparty") to make delivery of the instrument underlying the option. If the counterparty fails to do so, the Fund will lose any premium paid for the option, as well as any expected benefit of the transaction. Accordingly, the Investment Adviser will assess the creditworthiness of each counterparty to determine the likelihood that the terms of the OTC option will be satisfied.

PURCHASING OPTIONS. Each of the Technology Fund and the Tax Managed Growth Fund is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an up front payment (the "option premium") the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund's risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

Each Fund is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to maintain exposure to an index prior to purchasing the underlying securities, in the case of an option on an index (an "anticipatory hedge"). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

WRITING OPTIONS. The Technology Fund and the Tax Managed Growth Fund are authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices, the performance of which is substantially correlated to securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.



The Technology Fund and the Tax Managed Growth Fund also may write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options -- for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a "spread").



Each Fund is authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

Other than with respect to closing transactions, a Fund will only write call or put options that are "covered." A put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described below. A call option will be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of a U.S. option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities (or cash in the case of an index option) at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security (or index), in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may move more or less than the price of the related security (or securities). In this regard, there are differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. Closing transactions can be made for OTC options only by negotiating directly with the counterparty or by a transaction in the secondary market, if any such market exists. Transfer of an OTC option is usually prohibited absent the consent of the original counterparty. There is no assurance that a Fund will be able to close out an OTC option position at a favorable price prior to its expiration. An OTC counterparty may fail to deliver or to pay, as the case may be. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration. Although a Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, a Fund may experience losses in some cases as a result of such inability.

When conducted outside the U.S., options transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Each Fund's options activities also may have an impact upon the level of its portfolio turnover and brokerage commissions.

Each Fund's success in using options techniques depends, among other things, on the Investment Adviser's ability to predict accurately the direction and volatility of price movements in the options and securities markets, and to select the proper type, timing of use and duration of options.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

IN GENERAL. Each Fund may enter into futures contracts and options on futures contracts for any number of reasons as indicated in the Prospectus, including managing their exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting their overall exposure to certain markets or securities; attempting to enhance income; as a cash management tool; and protecting the value of portfolio securities. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a commodity at a specified price and time. When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or liquid securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures position.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery of offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, each Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, each Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

When purchasing a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the futures contract. Alternatively, each Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Fund, or, if lower, may cover the difference with cash or short-term securities.

When selling a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, are equal to the market value of the instruments underlying the contract. Alternatively, each Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

When selling a call option on a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that, when added to the amounts deposited as margin, equal the total market value of the futures contract underlying the call option. Alternatively, a Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund, or covering the difference if the price is higher.

When selling a put option on a futures contract, each Fund will segregate (and mark-to-market on a daily basis) cash or liquid securities that equal the purchase price of the futures contract less any margin on deposit.
Alternatively, a Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund, or, if lower, the Fund may hold securities to cover the difference.

Each Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity or quoted on an automated quotation system. A Fund will not enter into a futures contract or purchase an option thereon for other than bona fide hedging purposes if, immediately thereafter, the aggregate initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the liquidation value of the Fund's portfolio (or the Fund's net asset value), after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

SECURITIES INDEX FUTURES CONTRACTS. Each Fund may enter into securities index futures contracts as an efficient means of gaining exposure to the equity and bond markets. A Fund will not engage in transactions in futures contracts for speculation. An Index Fund may enter into index futures contracts for several reasons: to simulate full investment in its target index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. The value of a unit is the current value of the stock index. For example, the S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 Index assigns relative weightings to the 500 common stocks included in the index, and the index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The index futures contract specifies that no delivery of the actual securities making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will gain $2,000 (500 units x gain of $4). If a Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. The Funds (except for the Bond Index Fund and the Dow 30 Fund) may engage in foreign currency futures contracts and related options transactions for any number of reasons, including managing their exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting their overall exposure to certain markets; attempting to enhance income; as a cash management tool; and protecting the value of portfolio securities. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time.

An option on a foreign currency futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a futures contract at a specified exercise price at any time during the period of the option. Upon the exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

The Funds may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Funds may be denominated. A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. The Funds may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES CONTRACTS. The Bond Index Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or ON the degree of correlation between price movements in the options on interest rate futures or price movements in the Fund's securities which are the subject of the transactions.

RISKS ASSOCIATED WITH FUTURES AND RELATED OPTIONS. There can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the securities to which these instruments relate, which may result in a strategy employing these instruments not achieving its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedging strategy may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Each Fund's success in using futures and options for hedging depends, among other things, on the Investment Adviser's ability to predict correctly the direction and volatility of price movements in the futures and options markets as well as in the securities markets and to select the proper type, time and duration of the hedging instrument. The skills necessary for successful use of hedging instruments are different from those used in the selection of individual stocks.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount specified by the exchange. In some cases, a Fund may experience losses as a result of its inability to close out a position, and it may have to liquidate other investments to meet its cash needs.

Although some index futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund generally realizes a capital gain, or if it is more, the Fund generally realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund generally realizes a capital gain, or if it is less, the Fund generally realizes a capital loss. The transaction costs must also be included in these calculations.

Currency futures contracts and options thereon may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such position also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

OTHER SECURITIES AND TECHNIQUES

SHORT SALES. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Dow 30 Fund, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund and the European Index Fund may engage in short sales (i.e., sell a security the Fund does not own, or in an amount greater than the Fund owns). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. The Investment Adviser will not employ short sales in reflection of the Investment Adviser's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) segregate cash or liquid securities at such a level that the segregated amount plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, the Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate.

Certain of the securities in which a Fund may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment.

Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Each Fund, other than the Bond Index Fund, currently does not intend on investing more than 5% of its assets in when-issued securities. Each Fund will segregate cash or liquid securities in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

SWAPS. The Bond Index Fund may enter into interest-rate swaps, and each Index Fund (except the Dow 30 Fund) may enter into index and total return swaps in pursuit of its investment objective. Interest-rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by a Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include dividends or income. Total return swaps involve the exchange of obligations to pay an amount equal to the total return on securities, indices or other referenced assets. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. Each Fund will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If a Fund enters into a swap on a net basis, it will segregate cash or other liquid securities at least equal to the net amount (i.e., the excess of the Fund's obligations over its entitlements with respect to each swap) accrued on a daily basis. The Fund will segregate cash or other liquid securities with respect to its total obligations under any swaps that are not entered into on a net basis. If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case the Fund may not receive the net amount of payments that the Fund contractually is entitled to receive.

REVERSE REPURCHASE AGREEMENTS. Although the Funds have no current intention of engaging in reverse repurchase agreements, each Fund reserves the right to do so. Reverse repurchase agreements are ordinary repurchase agreements in which a Fund is the seller of, rather than the investor in, securities, and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. A reverse repurchase agreement may be viewed as a type of borrowing subject to each Fund's fundamental investment restriction concerning borrowing.

DOLLAR ROLLS. The Bond Index Fund may enter into dollar rolls in which the Fund will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities sold. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities subject to the Fund's forward purchase commitment may decline below the price of the securities the Fund has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage. The Fund will segregate liquid securities in an aggregate amount equal to the amount of the forward commitment. The Fund will engage in dollar roll transactions to enhance return and not for the purpose of borrowing. Each dollar roll transaction is accounted for as a sale of a portfolio security and a subsequent purchase of a substantially similar security in the forward market.

INDEX PARTICIPATIONS AND INDEX PARTICIPATION CONTRACTS. Index participations and index participation contracts provide the equivalent of a position in the securities comprising an index, with each security's representation equaling its index weighting. Moreover, their holders are entitled to payments equal to the dividends paid by the underlying index securities. Generally, the value of an index participation or index participation contract will rise and fall along with the value of the related index. A Fund will invest in index participation contracts only if a liquid market for them appears to exist.

HYBRID INSTRUMENTS. Hybrid instruments (a type of potentially high-risk derivative) typically combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices and securities indices (collectively, "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty of the Hybrid Instrument would be an additional risk factor which the Fund would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of a Fund. Accordingly, each Fund will limit its investments in Hybrid Instruments to 10% of total assets. However, because of their volatility, it is possible that a Fund's investment in Hybrid Instruments will account for more than 10% of the Fund's return (positive or negative).

COMBINED TRANSACTIONS. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple currency transactions (including forward currency contracts) and some combination of futures, options, and currency transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Investment Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Investment Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

FUTURE DEVELOPMENTS. A Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

ILLIQUID SECURITIES. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable" (i.e., they cannot be sold to the public without registration under the Securities Act, or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale). This investment practice, therefore, could have the effect of increasing the level of illiquidity of each Fund. It is each Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for use in determining whether a security is illiquid.

Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Since it is not possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be liquid, the Investment Adviser will monitor such restricted securities. Among the factors the Investment Adviser may consider in reaching liquidity decisions relating to Rule 144A securities are: (1) the unregistered nature of the security; (2) the frequency of trades and quotations for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) the willingness of dealers to undertake to make a market in the security; (5) the trading and markets for the security; and (6) the nature of the security and the nature of trading in the marketplace, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The Investment Adviser monitors the liquidity of the securities in each Fund's portfolio and reports periodically on such decisions to the Board.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend securities from its portfolios to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of a Fund's total assets and loans of portfolio securities must be fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. In determining whether to lend a security to a particular broker, dealer or financial institution, the Investment Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

Any securities that the Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed upon fee from a borrower that has delivered cash-equivalent collateral.

BORROWING. Borrowing may exaggerate the effect on each Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances). Although the principal of each Fund's borrowings will be fixed, each Fund's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk. As a fundamental policy, a Fund's borrowings may not exceed 33 1/3% of its total assets. Each Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). If a Fund's borrowings were to exceed 33 1/3%, the Fund may be required to sell securities in order to reduce its borrowings. Each Fund may not make additional purchases when borrowings exceed 5%.

NON-DIVERSIFICATION. Each Fund is classified as "non-diversified" for purposes of the Investment Company Act, which means that it is not limited by the Investment Company Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent the Fund makes investments in excess of 5% of its assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because the Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.

CONCENTRATION. Generally, each Fund except the Technology Fund may not "concentrate" its assets in securities related to a particular industry, although it may invest its assets in any industry in which the Fund's benchmark index is concentrated to approximately the same degree during the same period. Concentration, as the term is used in the Investment Company Act, means that at least 25% of the Fund's assets would be invested in the securities of issuers within the same industry. The Technology Fund will concentrate its assets in the securities of technology companies: those expected to benefit from the development, advancement, and use of science and technology, such as those in the computer, telecommunications, and electronics industries. To the extent that a Fund's investments are concentrated in any one industry at any given time, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

PORTFOLIO TURNOVER. A change in securities held by a Fund is known as "portfolio turnover." A high turnover rate may increase transaction costs and result in additional taxable gains. Each Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining each Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded.


The portfolio turnover rate for each Index Fund generally is not expected to exceed 25%. However, due to systematic adjustments of the MSCI(R) Pacific Free Index and the MSCI(R) Europe Index, Each of the Asian Index Fund and the European Index Fund had a higher portfolio turnover rate for the fiscal year ended January 31, 2002. The portfolio turnover rate for the Technology Fund generally is not expected to exceed 100%.


The tax managed growth fund generally will not trade in securities for short-term profits, but, when circumstances warrant, securities may be purchased and sold without regard to the length of time held. The Fund's portfolio turnover rate is not expected to exceed 100%. This portfolio turnover rate will not be a limiting factor when the Investment Adviser deems portfolio changes appropriate.




ADDITIONAL INFORMATION CONCERNING THE INDICES

LEHMAN INDEX. Lehman Brothers ("Lehman") does not sponsor the Bond Index Fund, nor is it affiliated in any way with the Fund or its Investment Manager or Investment Sub-Adviser. "Lehman Brothers Aggregate Bond Index(R)" is a trademark of Lehman. The Bond Index Fund is not sponsored, endorsed, sold, or promoted by Lehman, and neither Lehman nor the Lehman Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund.

LEHMAN MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OF FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. LEHMAN, ITS PARENT, OFFICERS, DIRECTORS, AFFILIATES, EMPLOYEES, AND AGENTS, SHALL HAVE NO LIABILITY, CONTINGENT OR OTHERWISE, TO THE COMPANY OR TO THIRD PARTIES, FOR THE

QUALITY, ACCURACY, COMPLETENESS OR CURRENCY OF THE INDEX OR FOR DELAYS OR OMISSIONS THEREIN, OR FOR INTERUPTIONS IN THE DELIVERY OF THE INDEX. IN NO EVENT WILL LEHMAN BE LIABLE FOR ANY SPECIAL, INDIRECT, INCIDENTAL OR CONSEQUENCIAL DAMAGES, EVEN IF LEHMAN HAS BEEN ADVISED OF THE POSSIBILTY OF SUCH DAMAGES.

DOW JONES INDUSTRIAL AVERAGE. "Dow JonesSM," "Dow Jones Industrial AverageSM," "DJIASM" and "DIAMONDSSM" are service marks of Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones has no relationship to the Investment Manager other than the licensing of the DJIA and its service marks for use in connection with the Dow 30 Fund.

Dow Jones does not (i) sponsor, endorse, sell or promote the Dow 30 Fund; (ii) recommend that any person invest in the Dow 30 Fund or any other securities;
(iii) have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Dow 30 Fund; (iv) have any responsibility or liability for the administration, management or marketing of the Dow 30 Fund; and (v) consider the needs of the Investment Manager or the shareholders of the Dow 30 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically,
(i) Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: (a) the results to be obtained by the Investment Manager, the shareholders of the Dow 30 Fund or any other person in connection with the use of the DJIA and the data included in the DJIA; (b) the accuracy or completeness of the DJIA and its data; and (c) the merchantability and the fitness for a particular purpose or use of the DJIA and its data; (ii) Dow Jones will have no liability for any errors, omissions or interruptions in the DJIA or its data; and (iii) under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The Investment Manager is a party to the License Agreement with Dow Jones that grants to the Investment Manager and to the Dow 30 Fund a non-exclusive license to use the DJIA, the proprietary data contained therein, and related trademarks and service marks solely in connection with the operations of the Fund. As the licensee, the Investment Manager pays Dow Jones a licensing fee. Accordingly, the DJIA and Dow Jones related marks are not assets of the Dow 30 Fund and can be withdrawn from the Fund. Currently, the License Agreement is scheduled to expire five years from the commencement date of initial issuance of the Dow 30 Fund and is subject to a renewal term of three years (the "Renewal Term") after which the license is automatically extended for successive additional terms of one year each (each, an "Additional Term") unless either Dow Jones or the Investment Manager gives written notice to the other that the License Agreement will not be extended at least 90 days before the expiration of the Renewal Term or such Additional Term. As a condition to the Renewal Term, the assets of the Dow 30 Fund must be at least $250 million. The parties thereto may extend the term of the License Agreement beyond its final expiration date without the consent of any of the shareholders of the Dow 30 Fund. The licensing agreement between the Investment Manager and Dow Jones is solely for their benefit and not for the benefit of the Dow 30 Fund shareholders or any third parties.

S&P 500 INDEX. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", "SPDRs(R)", "Standard & Poor's Depositary Receipts(R)", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Toronto-Dominion Bank.

The 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw Hill Companies, Inc. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the 500 Index Fund is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund. Standard & Poor's has no obligation to take the needs of the 500 Index Fund or the owners of shares of the Fund into consideration in determining, composing or calculating the S&P 500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the 500 Index Fund or the timing of the issuance of sale of shares of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund.


STANDARD & POOR'S DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN, AND STANDARD & POOR'S SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STANDARD & POOR'S MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE 500 INDEX FUND, OWNERS OF SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. STANDARD & POOR'S MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STANDARD & POOR'S HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WILSHIRE 4500 INDEX. The Extended Market Index Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated ("Wilshire"). Wilshire makes no representation or warranty, express or implied, to the owners of the Extended Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Wilshire 4500 Equity Index to track general stock market performance. Wilshire's only relationship to the Investment Manager, the Investment Sub-Adviser or the Extended Market Index Fund is the licensing of certain trademarks and trade names of Wilshire and of the Wilshire 4500 Equity Index which is determined, composed and calculated by Wilshire without regard to the Investment Manager, the Investment Sub-Adviser or the Fund. Wilshire has no obligation to take the needs of the Investment Manager, Investment

Sub-Adviser, the Extended Market Index Fund, or the Fund's shareholders into consideration in determining, composing or calculating the Wilshire 4500 Equity Index.

Wilshire does not guarantee the accuracy or the completeness of the Wilshire 4500 Equity Index or any data included therein and Wilshire shall have no liability for any errors, omissions, or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the Extended Market Index Fund, the shareholders, or any other person or entity from the use of the Wilshire 4500 Equity Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire 4500 Equity Index or any data included therein. Without limiting any of the foregoing, in no event shall Wilshire have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

GSTI(R) COMPOSITE INDEX. The Technology Fund is not sponsored, endorsed sold or promoted by Goldman Sachs & Co. Goldman Sachs & Co. makes no representation or warranty, express or implied, to the owners of the Technology Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the GSTI(R) Composite Index to track the technology stock market performance. Goldman Sachs & Co.'s only relationship to the Technology Fund, the Investment Sub-Adviser or the Investment Manager and its affiliates is the licensing of certain trademarks and trade names of Goldman Sachs & Co. and of the GSTI(R) Composite Index which is determined, composed and calculated by Goldman Sachs & Co. without regard to the Technology Fund, the Investment Sub-Adviser or the Investment Manager and its affiliates. Goldman Sachs & Co. has no obligation to take the needs of the Technology Fund or the Fund's shareholders, the Investment Sub-Adviser, or the Investment Manager or its affiliates into consideration in determining, composing or calculating the GSTI(R) Composite Index. Goldman Sachs & Co. is not responsible for and has not participated in the determination of the prices and amount of the Technology Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash. Goldman Sachs & Co. has no obligation or liability in connection with the administration, marketing or trading of the Technology Fund.

GOLDMAN SACHS & CO. DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE GSTI(R) COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN AND GOLDMAN SACHS & CO. SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. GOLDMAN SACHS & CO. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TECHNOLOGY FUND, THE SHAREHOLDERS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE GSTI(R) COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN. GOLDMAN SACHS & CO. MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE GSTI(R) COMPOSITE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL GOLDMAN SACHS & CO. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR

CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

MSCI(R) PACIFIC FREE INDEX (ASIAN INDEX FUND) AND MSCI(R) EUROPE INDEX (EUROPEAN INDEX FUND) (THE "FUNDS"). Each of the MSCI(R) Pacific Free Index and the MSCI(R) Europe Index is the exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Investment Manager.

Each of the Asian Index Fund and the European Index Fund is not sponsored, endorsed, sold or promoted by MSCI(R) or any affiliate of MSCI(R). Neither MSCI(R) nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of either the MSCI(R) Pacific Free Index or the MSCI(R) Europe Index to track general stock market performance. MSCI(R) is the licensor of certain trademarks, service marks and trade names of MSCI(R) and each of the MSCI(R) Pacific Free Index and the MSCI(R) Europe Index which is determined, composed and calculated by MSCI(R) without regard to the issuer of the Funds or the Funds. MSCI(R) has no obligation to take the needs of the issuer of the Funds or the owners of the Funds into consideration in determining, composing or calculating the MSCI(R) Pacific Free Index and MSCI(R) Europe Index. MSCI(R) is not responsible for and has not participated in the determination of the timing of prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are redeemable for cash. Neither MSCI(R) nor any other party has any obligation or liability to owners of the Funds in connection with the administration, marketing or trading of the Funds.

ALTHOUGH MSCI(R) SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE INDICES FROM SOURCES WHICH MSCI(R) CONSIDERS RELIABLE, NEITHER MSCI(R) NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA INCLUDED THEREIN. NEITHER MSCI(R) NOR
ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, THE LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA INCLUDED THERIEN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI(R) NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI(R) HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDICES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI(R) OR ANY OTHER PARTY HAVE ANY LIABLITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FUND POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. The following are each Fund's fundamental investment restrictions, which cannot be changed without shareholder approval by a vote of a majority of the outstanding shares of the Fund, as set forth in the Investment Company Act. Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (i.e., due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

Each Fund:

1. may not issue senior securities, except as permitted under the Investment Company Act;

2. a. (WITH  RESPECT TO ALL FUNDS  EXCEPT THE DOW 30 FUND) may (i) borrow  money from banks and (ii) make other investments or engage in other transactions permissible under the Investment Company Act which may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). For these same purposes, the Funds may borrow money from persons other than banks to the extent permitted by applicable law. For purposes of this investment restriction, the Fund's entry into short sales, reverse repurchase agreements, dollar rolls, options, forward contracts, futures contracts, including those relating to indices, options on futures contracts or indices and other similar transactions that may be described in the Fund's Prospectus or SAI shall not constitute borrowing to the extent they are covered;

         b. (WITH RESPECT TO THE DOW 30 FUND ONLY) may not borrow money, except as permitted under the Investment Company Act:

         c. (WITH RESPECT TO THE DOW 30 FUND ONLY) may not make short sales of securities, except as may be described in the Prospectus and SAI from time to time, or purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

3. may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act in connection with the disposition of portfolio securities;

4. a. (WITH RESPECT TO ALL FUNDS EXCEPT THE DOW 30 FUND) may not invest 25% or more of its total assets (taken at market value at the time of such investment) in the securities of issuers in any particular industry except that there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities (or repurchase agreements thereto); or (ii) any industry in which the Index Fund's benchmark index is concentrated to approximately the same degree during the same period; and except that the

Technology Fund will invest 25% or more of its total assets in the securities of technology companies.

         b. (WITH RESPECT TO THE DOW 30 FUND ONLY) may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, repurchase agreements with respect to these securities, and shares of investment companies and series thereof) if, as a result, more than 25% of the Dow 30 Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry; provided, however, that this restriction does not apply to the extent that more than 25% of the DJIA is represented by securities of companies whose principal business activities are in any one industry;

5. may not purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein;

6. may not purchase or sell physical commodities or commodities contracts. This restriction shall not prohibit the Fund, subject to restrictions described in the Prospectus and elsewhere in this SAI, from purchasing, selling or entering into futures contracts, options on futures contracts and other derivative instruments; and

7. may not lend any funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, even though the purchase of such obligations may be deemed to be the making of loans,
(b) enter into repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets.

NON-FUNDAMENTAL   OPERATING   RESTRICTIONS.   The   following  are  each  Fund's
non-fundamental operating restrictions, which may be changed by the Trust's Board of Trustees without shareholder approval.

Unless indicated otherwise below, each Fund may not:

1. (WITH RESPECT TO ALL FUNDS EXCEPT THE DOW 30 FUND) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices and other similar financial transactions;

2. purchase securities of other investment companies, except to the extent permitted under the Investment Company Act or exemptive relief therefrom;


3. invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the Investment Company Act;

4. (WITH RESPECT TO ALL FUNDS EXCEPT THE DOW 30 FUND) purchase, sell or write puts, calls or combinations thereof, except as may be described in the Fund's offering documents;


5. (WITH RESPECT TO THE DOW 30 FUND ONLY) invest, under market conditions, less than 80% of its net assets (plus any borrowings for investment purposes) in the stocks of the DJIA or other investments that are correlated with that index; provided that any change to such policy shall require notice to shareholders at least 60 days prior to such change;

6. (WITH RESPECT TO THE ASIAN INDEX FUND ONLY) invest, under normal market conditions, more than 20% of its net assets (plus any borrowings for investment purposes) in the stocks of companies in Australia and New Zealand; provided that any change to such policy shall require notice to shareholders at least 60 days prior to such change; and

7. (WITH RESPECT TO THE TECHNOLOGY FUND ONLY) invest, under normal market conditions, less than 80% of its net assets (plus any borrowings for investment purposes) in the stocks of technology companies, which include those companies expected to benefit from the development, advancement, and use of science and technology; provided that any change to such policy shall require notice to shareholders at least 60 days prior to such change.

Each Fund may, notwithstanding any other fundamental or non-fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

MANAGEMENT OF THE TRUST

TRUSTEES AND EXECUTIVE OFFICERS

Responsibility for overall management of the Funds rests with the Board of Trustees of the Trust in accordance with Delaware law.


The following table contains information regarding the Trust's Trustees and officers. Trustees who are not deemed to be "Interested Persons" of the Trust as defined in the Investment Company Act are referred to as "Independent Trustees." The Trustee who is deemed to be an "Interested Person" of the Trust is referred to as an "Interested Trustee." "Fund Complex" includes the Trust, TD Waterhouse Family of Funds, Inc. ("TD WFF") and National Investors Cash Management Fund, Inc. ("NICM") , investment companies advised by TD Waterhouse Asset Management, Inc.

====================================================================================================================================
                                              Term of
                                              Office                                           Number of
                                             With Trust               Principal                 Portfolios              Other
                        Position(s) Held        and                   Occupation(s)             in Fund Complex        Directorships
   Name, Address              With          Length of Time            During                    Overseen by               Held
      and Age               the Trust           Served+              Past 5 Years                  Trustee             by Trustee++
====================================================================================================================================
Independent Trustees+++
-------------------------------------------------------------------------------------------------------------------------
RICHARD W. DALRYMPLE        Trustee        Since     President of Teamwork             17                 None.
                                          09/08/99   Management, Inc. since


70 West Red Oak Lane                                 January 1997; Trustee of
White Plains, NY 10604                               The Shannon McCormack
                                                     Foundation since 1988, the

Age 58                                               Kevin Scott Dalrymple
                                                     Foundation since 1993 and
                                                     a Director of National
                                                     Center for Disability
                                                     Services since 1983;
                                                     Director of Dime Bancorp,
                                                     Inc. from 1990 through
                                                     January 2002.

-------------------------------------------------------------------------------------------------------------------------
LAWRENCE J. TOAL            Trustee        Since     President and Chief               13                 None.
                                          09/08/99   Executive Officer of Dime

447 East 57th Street                                 Bancorp, Inc. from January
New York, NY 10022                                   1997 through February 2002
                                                     and its subsidiary, The
Age 64                                               Dime Savings Bank of New
                                                     York, FSB from February
                                                     1991 through December
                                                     1996, and Chairman,
                                                     President and Chief
                                                     Executive Officer from
                                                     January 1997 through
                                                     February 2002.

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

-------------------------------------------------------------------------------------------------------------------------
GEORGE F. STAUDTER++++    Chairman and     Since      Since 1989, Managerial           13        Director of Koger
                            Trustee       09/08/99   and Financial Consultant,                   Equity, Inc.
8005 Beech Tree Court                                rendering investment
Suffolk, VA 23433                                    management, tax and estate
                                                     planning services to
Age 70                                               individual clients, and
                                                     strategic planning advice
                                                     to corporate clients;
                                                     Director of Waterhouse
                                                     Investor Services, Inc.
                                                     from 1987 to 1996.


                                      -45-

====================================================================================================================================
                                              Term of
                                              Office
                                             With Trust
                        Position(s) Held        and
   Name, Address              With          Length of Time
      and Age               the Trust           Served+              Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Officers Who are Not Trustees
-----------------------------------------------------------------------------------------------------------------------------------
GEORGE A. RIO              President,      Since     Since April 2001, Senior Vice President of BISYS Fund Services,
                         Treasurer and    09/08/99   Inc.; from April 1998 to April 2001, Executive Vice President and
c/o BISYS Fund Services      Chief                   Client Service Director of Funds Distributor, Inc.; from June 1995
60 State Street, Suite     Financial                 to March 1998, Senior Vice President and Senior Key Account
1300                        Officer                  Manager for Putnam Mutual Funds.
Boston, MA 02109

Age 47

-------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J. KELLEY         Vice         Since     Since April 2001, Vice President and Senior Counsel of BISYS Fund
                         President and    09/08/99   Services, Inc.; from July 1996 to April 2001, Senior Vice
c/o BISYS Fund Services    Secretary                 President and Deputy General Counsel of Funds Distributor, Inc.
60 State Street, Suite
1300
Boston, MA 02109

Age 37

-------------------------------------------------------------------------------------------------------------------------
MICHELE R. TEICHNER           Vice         Since     Senior Vice President - Compliance, Administration and Operations
                         President and    11/02/99   of TD Waterhouse Asset Management, Inc. (since August 1996) and TD
c/o TD Waterhouse          Assistant                 Waterhouse (since June 1997); from August 1994 to July 1996,
100 Wall Street, New       Secretary                 President of Mutual Fund Training & Consulting, Inc.
York, NY 10005

Age 42

-------------------------------------------------------------------------------------------------------------------------
KAREN JACOPPO-WOOD            Vice         Since     Since April 2001, Counsel of BISYS Fund Services, Inc.; from
                         President and    09/08/99   January 1996 to April 2001, Vice President and Senior Counsel of
c/o BISYS Fund Services    Assistant                 Funds Distributor, Inc.
60 State Street, Suite     Secretary
1300
Boston, MA 02109

Age 35



                                      -46-

-------------------------------------------------------------------------------------------------------------------------
THOMAS J. TEXTOR              Vice         Since     Since November 1999, Chief Compliance Officer of TD Waterhouse;
                         President and    01/04/99   from 1995 to 1997, Vice President and Administrative Manager of
c/o TD Waterhouse          Assistant                 Prudential Securities, Inc.
100 Wall Street, New       Treasurer
York, NY 10005

Age 44

-------------------------------------------------------------------------------------------------------------------------
MARY A. NELSON                Vice         Since     Since April 2001, Senior Vice President of BISYS Fund Services,
                         President and    09/08/99   Inc.; from August 1994 to April 2001, Senior Vice President and
c/o BISYS Fund Services    Assistant                 Director of Financial Services at Funds Distributor, Inc.
60 State Street, Suite     Treasurer
1300
Boston, MA 02109

+ The table shows the time period for which each individual has served as Trustee and/or Officer.

++ In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in other investment companies registered under the Investment Company Act, as of January 31, 2002. This does not include directorships held by a Trustee in the Fund Complex.

+++ Carolyn B. Lewis was an Independent Trustee from September 8, 1999 until January 14, 2002.

++++ Mr. Staudter is considered an "interested person" of the Trust under the Investment Company Act because of his past affiliation with, including serving as a Director of, TD Waterhouse (formerly, Waterhouse Investor Services, Inc.).

COMMITTEES OF BOARD OF TRUSTEES

The Board of Trustees has three standing committees: Audit, Pricing, and Nominating.

The primary responsibilities of the Audit Committee are (i) to oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of key service providers;
(ii) to review the results of the annual audits of the Trust's financial statements; and (iii) to interact with the Trust's independent auditors on behalf of the full Board of Trustees. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control, and the auditors' responsibility to plan and carry out a proper audit. The Committee is composed solely of Independent Trustees, Messrs. Dalrymple and Toal. This Committee met two times during the fiscal year ended January 31, 2002.

The Pricing Committee has responsibilities with respect to valuing or establishing a method for valuing securities for which no market quotation is readily available. This Committee, which consists of any one Trustee, met 18 times during the fiscal year ended January 31, 2002.

The purpose of the Nominating Committee is to recommend qualified candidates to serve as Independent Trustees in the event that a position is vacated or created. The Committee, on which Messrs. Dalrymple and Toal currently serve, is composed solely of Independent Trustees. The Committee will not normally consider nominees recommended by shareholders. Recommendations should be submitted to the Nominating Committee in care of the Trust. For the fiscal year ended January 31, 2002, there were no meetings of the Committee.

OWNERSHIP OF SHARES BY TRUSTEES

The dollar range of the equity securities in the Trust beneficially owned by each Trustee and the aggregate dollar range of equity securities beneficially owned by them in the Fund Complex as of December 1, 2001 are set forth below.

                                                                              Aggregate Dollar Range of Equity
                                                                      Securities in All Registered Investment Companies
                                      Dollar Range of Equity                       Overseen by Trustee in
       Name of Trustee               Securities in each Fund                            Fund Complex
------------------------------------------------------------------------------------------------------------------------
 Independent Trustees
------------------------------------------------------------------------------------------------------------------------
 Richard W. Dalrymple                          None                                         None

 Lawrence J. Toal                              None                                         None

 Interested Trustee
------------------------------------------------------------------------------------------------------------------------
 George F. Staudter                            None                                         None


On May 10, 2002, the  Officers  and  Trustees of the Trust,  as a group,  owned less than 1% of the outstanding shares of each Fund.

Ownership in Certain Entities
The table below shows  ownership,  beneficially  or of record,  if any, by each  Independent  Trustee in the Funds'
Investment  Manager,  Investment  Sub-Advisers  or  Distributor  or a person  (other than a  registered  investment company)  directly or indirectly  controlling,  controlled by, or under common  control with the Funds'  Investment
Manager, Investment Sub-Advisers or Distributor, as applicable, as of December 1, 2001.

                         Name of Owners
                       and Relationships                      Title of Class of       Value of
    Name of Trustee        to Trustee      Name of Company        Security           Securities      Percent of Class
    ---------------        ----------      ---------------        --------           ----------      ----------------

 Richard W. Dalrymple         N/A                N/A                 N/A                None                N/A

 Lawrence J. Toal             N/A                N/A                 N/A                None                N/A


COMPENSATION OF TRUSTEES
Officers and Trustees who are interested persons of the Investment Manager or FDI receive no compensation from the Trust. Each Independent Trustee serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of $15,000, (ii) a supplemental annual retainer of $6,000 if serving on the Board of Trustees of the Trust and the Board of Directors of TD WFF or NICM,
(iii) a supplemental




                                      -48-


annual retainer in the amount of $2,500 if serving on the Board of Trustees of the Trust, the Board of Directors of TD WFF and the Board of Directors of NICM and (iv) a meeting fee of $3,000 for each meeting attended. Independent Trustees also will be reimbursed for their expenses by the Trust. Interested Trustees may be compensated by the Investment Manager or its affiliates for their services to the Trust.

The amounts of compensation that the Trust (and Fund Complex) paid to each Independent Trustee and Interested Trustee (or director, as the case may be) for the twelve months ended January 31, 2002, is contained in the table below.




                               Aggregate     Pension or Retirement                     Total Compensation from Fund
                             Compensation     Benefits Accrued as       Estimated          Complex (Comprising 3
      Name of Board              from           Part of Fund's       Annual Benefits       Investment Companies)
          Member               Trust (1)            Expenses         Upon Retirement     Paid to Board Members (1)
          ------               ---------            --------         ---------------     -------------------------

INDEPENDENT TRUSTEES

Richard W. Dalrymple            $11,833                $0                   $0                    $35,500

Carolyn B. Lewis (2)            $10,125                $0                   $0                    $30,375

Lawrence J. Toal                $16,500                $0                   $0                    $33,000

INTERESTED TRUSTEE
George F. Staudter                $0                   $0                   $0                      $0

(1)      Amounts do not  include  reimbursed  expenses  for  attending  Board  meetings  or  compensation  from the
         Investment Manager or its affiliates.
(2)      Ms. Lewis was an Independent Trustee through January 14, 2002.



INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

TD Waterhouse Asset Management, Inc., a Delaware corporation, is the Investment Manager of each Fund (as previously defined, the "Investment Manager"). Pursuant to the Investment Management Agreement with the Trust on behalf of each Fund, the Investment Manager is responsible for the management of each Fund's investments in accordance with its stated policies and restrictions, subject to oversight by the Trust's Board of Trustees. The Investment Manager's duties include the supervision of Investment Sub-Advisers.


The Investment Manager is a wholly owned subsidiary of The Toronto-Dominion Bank ("TD Bank"). TD Bank, a Canadian chartered bank, is subject to the provisions of the Bank Act of Canada. TD Bank is a part of worldwide group of banks and financial service companies (referred to as the "TD Bank Financial Group"). As of March 31, 2002, the TD Bank Financial Group had over $77 billion under management including pension, endowment, foundation, segregated, corporate and private accounts, and mutual and pooled funds.

The Investment Manager also currently serves as investment manager to other mutual funds and to TD Waterhouse Bank, N.A. and as of April 30, 2002 had total assets under management in excess of $12.6 billion.

The Investment Management Agreement will continue in effect from year to year (after an initial two-year term) so long as continuation is specifically approved at least annually by a vote of the Trust's Board of Trustees or by vote of the shareholders of the Trust, and in either case by a majority of Independent Trustees who have no direct or indirect financial interest in the Investment Management Agreement. The Investment Management Agreement may be terminated as to a Fund at any time upon 60 days' prior written notice, without penalty, by either party, or by a majority vote of the outstanding shares of that Fund, and will terminate automatically upon assignment.


The Investment Management Agreement provides that the Investment Manager will not be liable for any error of judgment or of law, or for any loss suffered by a Fund in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under such agreement. The services of the Investment Manager to the Funds under the Investment Management Agreement are not exclusive and it is free to render similar services to others.

For the investment management services furnished to the Funds, each Fund pays the Investment Manager an annual investment management fee, accrued daily and payable monthly, at the annual rate set forth in the Prospectus. The Investment Manager compensates each Investment Sub-Adviser out of the fees that it receives from the Funds.


The Investment Manager and its affiliates have agreed (for an indefinite period of time) to reduce Fund expenses (by paying certain expenses and/or waiving fees) so that each Fund's total expense ratio (total expenses to average daily net assets) will not exceed the following amounts, respectively: Bond Index Fund, 0.35%; 500 Index Fund, 0.35%; Extended Market Index Fund, 0.40%; Asian Index Fund, 0.58%; European Index Fund, 0.58%; Technology Fund, 1.25%; and Tax Managed Growth Fund, 1.10%. FOR two years AFTER AUGUST 31, 2001, each such Fund is required to reimburse the Investment Manager and its affiliates for expenses it has borne, provided that the Fund's assets have grown or expenses have declined sufficiently to allow reimbursement without causing its total expense ratio to exceed the specified limit. The Investment Manager also has agreed (for an indefinite period of time) to reduce expenses of the Dow 30 Fund so that its total operating expenses will not exceed 0.45% on an annual basis (and has REDUCED Fund expenses to 0.25% on an annual basis UNTIL JUNE 16, 2002). Expense reductions by the Investment Manager or its affiliates will increase a Fund's total return. Unless stated as contractual, expense reductions are voluntary and may be reduced or eliminated at any time upon notifying investors.


The following table shows the dollar amount of investment management fees earned with respect to the Funds, along with the amount of these fees that were waived, if any. The data is for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period.

                                                           Fee Earned                   Fee Waived
BOND INDEX FUND

Year ended January 31, 2002+                                    $12,286                       $12,286
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $2,712                        $2,712

DOW 30 FUND

Year ended January 31, 2002+                                   $287,078                      $255,510
Three-month period ended January 31, 2001*+
                                                                $77,046                       $77,046
Year ended October 31, 2000                                    $351,678                      $300,404
Year ended October 31, 1999**                                  $236,182                      $236,182

500 INDEX FUND

Year ended January 31, 2002+                                    $44,081                       $44,081
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $8,564                        $8,564

EXTENDED MARKET INDEX FUND

Year ended January 31, 2002+                                    $14,657                       $14,657
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $5,692                        $5,692

ASIAN INDEX FUND

Year ended January 31, 2002+                                    $16,090                       $16,090
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $7,645                        $7,645

EUROPEAN INDEX FUND

Year ended January 31, 2002+                                    $18,740                       $18,740
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $8,128                        $8,128

TECHNOLOGY FUND

Year ended January 31, 2002+                                    $25,856                       $25,856
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                $12,186                       $12,186

Year ended January 31, 2002+                                    $17,333                       $17,333


                                      -51-

TAX MANAGED GROWTH FUND

For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $7,722                        $7,722


*Effective after October 31, 2000, the Dow 30 Fund changed its fiscal year end from October 31 to January 31.


**In addition to waived fees, the Investment Manager and its affiliates reimbursed the Dow 30 Fund $56,405 for other operating expenses for the year ended October 31, 1999.

+For the year ended January 31, 2002 and period ended January 31, 2001, in addition to waived fees, the Investment Manager and its affiliates reimbursed certain Funds as follows: $84,602 and $42,092 for the Bond Index Fund, $0 and $20,796 for the Dow 30 Fund, $44,003 and $26,883 for the 500 Index Fund, $72,973
and $35,836 for the Extended Market Index Fund, $75,786 and $43,143 for the Asian Index Fund, $104,377 and $56,582 for the European Index Fund, $25,847 and $11,560 for the Technology Fund, and $41,641 and $17,442 for the Tax Managed Growth Fund, respectively.


INVESTMENT SUB-ADVISERS

TD INVESTMENT MANAGEMENT INC. TD Investment Management Inc., c/o TD Asset Management Inc., P.O. Box 100, Toronto-Dominion Centre, 26th Floor, Toronto Dominion Tower, 55 King Street West, Toronto, Ontario, Canada M5K 1A2 ("TDIM"), serves as investment sub-adviser to each of the Index Funds except the Dow 30 Fund. TDIM oversees the investment program for such Funds, places orders for the Funds' purchases and sales of portfolio securities, and maintains records relating to such purchases and sales. TDIM is a wholly-owned subsidiary of TD Bank and an affiliate of the Investment Manager, and is part of the TD Bank Financial Group.

With respect to each of the Bond Index Fund, the 500 Index Fund and the Extended Market Index Fund, TDIM receives from the Investment Manager a fee at the annual rate of 0.10% of each Fund's average daily net assets. With respect to each of the Asian Index Fund and the European Index Fund, TDIM receives from the Investment Manager a fee at the annual rate of 0.20% of each Fund's average daily net assets.


The following table shows the dollar amount of investment sub-advisory fees earned by TDIM with respect to each of the Bond Index Fund, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund and the European Index Fund, along with the amount of these fees that were waived, if any. The data is for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period.

                                                               Fee Earned                   Fee Waived
BOND INDEX FUND

Year ended January 31, 2002+                                     $4,095                            $0
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                   $720                            $0



                                      -52-

500 INDEX FUND

Year ended January 31, 2002+                                    $14,694                            $0
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $2,457                            $0

EXTENDED MARKET INDEX FUND

Year ended January 31, 2002+                                     $4,886                            $0
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $1,498                            $0

ASIAN INDEX FUND

Year ended January 31, 2002+                                     $8,045                            $0
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $3,027                            $0

EUROPEAN INDEX FUND

Year ended January 31, 2002+                                     $9,370                            $0
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                 $3,272                            $0


T. ROWE PRICE ASSOCIATES, INC. T. Rowe Price Associates, Inc. ("T. Rowe Price"),
100 East Pratt Street, Baltimore, MD 21202, serves as investment sub-adviser to the Technology Fund and the Tax Managed Growth Fund. T. Rowe Price oversees the investment program for each of these Funds, places orders for the Funds' purchases and sales of portfolio securities, and maintains records relating to such purchases and sales. Founded in 1937, T. Rowe Price and its affiliates managed over $159.8 billion for more than eight million individual and institutional investor accounts as of March 31, 2002. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly-traded holding company engaged in the financial services and asset management business.


For the services that it provides to the Technology Fund, T. Rowe Price receives from the Investment Manager an annual fee on a graduated basis equal to 0.50% of the first $500 million of average daily net assets of the Fund and 0.45% of average daily net assets of the Fund over $500 million. For the services that it provides to the Tax Managed Growth Fund, T. Rowe Price receives from the
Investment Manager an annual fee on a graduated basis equal to 0.45% of the first $100 million of average daily net assets of the Fund, 0.40% of the next
$150 million, and 0.35% of average daily net assets of the Fund over $250 million.


The following table shows the dollar amount of investment sub-advisory fees earned by TDIM with respect to each of the Technology Fund and the Tax Managed
Growth Fund, along with the amount of these fees that were waived, if any. The data is for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period.



                                      -53-

                                                           Fee Earned                   Fee Waived
TECHNOLOGY FUND
Year ended January 31, 2002+                                       $18,469                 $ 3,469
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                   $ 8,704                 $ 8,704

TAX MANAGED GROWTH FUND
Year ended January 31, 2002+                                       $12,000                 $ 7,668
For the period from commencement of operations (August
31, 2000) through January 31, 2001+
                                                                   $ 5,346                 $ 5,346

BOARD'S CONSIDERATION OF INVESTMENT MANAGEMENT ARRANGEMENTS
The Board of Trustees, including the Independent Trustees, last approved the Investment Management Agreement and the sub-advisory agreements with each Investment Sub-Adviser (collectively, the "investment advisory agreements") at a meeting held on December 13, 2001. In approving the investment advisory agreements, the Board of Trustees considered all information they deemed reasonably necessary to evaluate the terms of the agreements. The principal areas of review by the Trustees were the nature and quality of the services provided and to be provided by the Investment Manager and the Investment Sub-Advisers (collectively, the "investment advisers") and the reasonableness of the fees to be charged for those services. These matters were considered by the Independent Trustees at a meeting held separately from the full Board of Trustees, during which experienced counsel that is independent of the investment advisers provided guidance to the Independent Trustees. The Board requested and evaluated reports form the Investment Adviser and the Investment Sub-Advisers that addressed specific factors designed to inform the Board's consideration of these and other issues.

In reviewing the fees payable under the Investment Advisory Agreements, the Trustees compared the fees and expense ratios, both gross and net, of the Funds to those of competitive funds and other funds with similar investment objectives. The Board also took into account not only the advisory fees payable by the Funds, but also so-called "fallout benefits" to the investment advisers, such as the engagement of affiliates of the Investment Manager as service providers to the Funds and the benefits of any research made available to an investment adviser by reason of brokerage commissions generated by a Fund. In evaluating each Fund's advisory fees, the Board also took into account the demands and complexity of the investment management of the Fund, and considered that the Index Funds are passively managed. The Board also considered, among other factors, the investment performance of each Fund on an absolute basis and relative to comparable funds and indices. In addition, the Board considered the quality of each investment adviser's investment staff and investment management process, as well as the business reputation and financial resources of each investment adviser. The Board's evaluation of the quality of the services of the Investment Manager took into account their knowledge and experience gained as Trustees and/or directors of other investment companies to which the Investment Manager provides investment advisory services (the Fund Complex), including the scope and quality of the Investment Manager's investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. The Board also considered the reasonableness of the Investment Manager's profitability with respect to each Fund. No single factor was considered in isolation or to be determinative to the decision of the Board to approve the investment advisory agreements. Rather, the Board concluded in light of a weighing and balancing of all factors considered that it was in the best interests of each Fund to approve the continuation of the investment advisory agreements, including the fees to be charged for services thereunder.


ADMINISTRATOR

Pursuant to an Administration Agreement with the Trust, TD Waterhouse, an affiliate of the Investment Manager, as Administrator, provides administrative services to the Bond Index Fund, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund, the European Index Fund, the Technology Fund and the Tax Managed Growth Fund. Administrative services furnished by TD Waterhouse include, among other services, maintaining and preserving the records of the Funds, including financial and corporate records, computing net asset value, dividends, performance data and financial information regarding the Funds, preparing reports, overseeing the preparation and filing with the SEC and state securities regulators of registration statements, notices, reports and other material required to be filed under applicable laws, developing and implementing procedures for monitoring compliance with regulatory requirements, providing routine accounting services, providing office facilities and clerical support as well as providing general oversight of other service providers. For these services, TD Waterhouse receives an annual fee, payable monthly, of 0.10% of each Fund's average daily net assets.

Pursuant to a separate Administration Agreement with the Trust and the Investment Manager, TD Waterhouse, as Administrator, provides similar administrative services to the Dow 30 Fund. The Investment Manager (and not the
Fund) compensates TD Waterhouse for providing these services.

TD Waterhouse has entered into a Sub-Administration Agreement with FDI pursuant to which FDI performs certain of the foregoing administrative services for the Funds. TD Waterhouse pays FDI's fees for providing the services under the Sub-Administration Agreement. In addition, TD Waterhouse may enter into sub-administration agreements with other persons to perform such services from time to time.


Each Administration Agreement will continue in effect from year to year (after an initial two-year term) so long as such continuation is specifically approved at least annually by a vote of the Board of Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Administration Agreement. A Fund or TD Waterhouse may terminate an Administration Agreement on 60 days' prior written notice without penalty. Termination by a Fund may be by vote of the Board of Trustees or by a majority of the outstanding voting securities of the Fund. Each Administration Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.

Each Administration Agreement provides that TD Waterhouse will not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which such agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on TD Waterhouse's part in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under such agreement.


The following table shows the dollar amount of administration fees earned with respect to the Funds listed below, along with the amount of these fees that were waived, if any. The data is for the past three fiscal years or shorter period if a Fund has been operation for a shorter period.

                                                              Fee Earned                   Fee Waived
BOND INDEX FUND

Year ended January 31, 2002                                      $4,095                        $4,095
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                   $904                          $904

500 INDEX FUND

Year ended January 31, 2002                                     $14,694                       $14,694
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $2,855                        $2,855

EXTENDED MARKET INDEX FUND

Year ended January 31, 2002                                      $4,886                        $4,886
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $1,897                        $1,897

ASIAN INDEX FUND

Year ended January 31, 2002                                      $4,023                        $4,023
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $1,911                        $1,911

EUROPEAN INDEX FUND

Year ended January 31, 2002                                      $4,685                        $4,685
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $2,032                        $2,032

TECHNOLOGY FUND

Year ended January 31, 2002                                      $3,693                        $3,693
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $1,741                        $1,741



                                      -56-

TAX MANAGED GROWTH FUND

Year ended January 31, 2002                                      $2,667                        $2,667
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $1,188                        $1,188


DISTRIBUTOR
The  distributor  of the Trust is FDI,  60 State  Street,  Suite  1300,  Boston,
Massachusetts 02109. Pursuant to a Distribution  Agreement between the Trust and
FDI, FDI has the  exclusive  right to  distribute  shares of the Funds.  FDI may enter into dealer or agency agreements with affiliates of the Investment Manager and other firms for the sale of Fund shares. FDI has entered into such an agency agreement  with TD  Waterhouse.  FDI  receives  no fee from the Trust  under the
Distribution  Agreement for acting as distributor to the Trust. FDI also acts as a  sub-administrator  for  the  Trust.  From  time  to  time  and out of its own
resources,   the   Investment   Manager  or  its  affiliates  may  pay  fees  to
broker-dealers  or other persons for  distribution or other services  related to the Funds.


The Distribution Agreement will continue in effect from year to year (after an initial two-year term) so long as continuation is specifically approved at least annually by a vote of the Trust's Board of Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement. The Distribution Agreement was approved by the Board of
Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement. The Fund may terminate the Distribution Agreement on 60 days' prior written notice without penalty. Termination by the Fund may be by vote of a majority of the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The
Distribution Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.


SHAREHOLDER SERVICING
The Board of Trustees  has approved a  Shareholder  Servicing  Plan  ("Servicing
Plan") pursuant to which each Fund may pay banks, broker-dealers or other financial institutions that have entered into a shareholder services agreement
(a "Shareholder Services Agreement") with the Trust ("Servicing Agents") in connection with shareholder support services that they provide. Payments under the Servicing Plan will be calculated daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the applicable Fund. The shareholder services provided by the Servicing Agents pursuant to the Servicing Plan may include, among other services, providing general shareholder liaison services
(including responding to shareholder inquiries), providing information on shareholder investments, establishing and maintaining shareholder accounts and records, and providing such other similar services as may be reasonably requested.


The Servicing Plan was approved by the Trust's Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan or the Shareholder Services Agreement (described below).
The Servicing Plan continues in effect as long as such continuance is specifically so approved at least annually by a vote of the Board of Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the operation of the Servicing Plan or any Shareholder
Services  Agreement.  The



                                      -57-

Servicing Plan may be terminated by the Trust with respect to a Fund by a vote of a majority of such Independent Trustees.


Pursuant to a Shareholder Services Agreement between the Trust and TD Waterhouse
(the "TD Waterhouse Agreement"), TD Waterhouse has agreed to provide shareholder services to each Fund pursuant to the Shareholder Servicing Plan. The Trust may enter into similar agreements with other service organizations, including broker-dealers and banks whose clients are shareholders of the Trust, to act as Servicing Agents and to perform shareholder support services with respect to such clients.


The TD Waterhouse Agreement with TD Waterhouse will continue in effect only if such continuance is specifically approved at least annually by a vote of the Board of Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the TD Waterhouse Agreement. The TD
Waterhouse Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the TD Waterhouse Agreement. The Trust or TD Waterhouse may terminate the TD Waterhouse Agreement on 15 days' prior written notice without penalty. Termination by a Fund may be by vote of the Trust's Board of Trustees, or a majority of the Independent Trustees who have no direct or indirect financial interest in the TD Waterhouse Agreement. The TD Waterhouse
Agreement terminates automatically in the event of its "assignment" as defined in the Investment Company Act.

The following table shows the dollar amount of shareholder servicing fees earned with respect to the Funds under the TD Waterhouse Agreement, along with the amount of these fees that were waived, if any. The data is for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period.

                                                                Fee Earned                   Fee Waived
BOND INDEX FUND

Year ended January 31, 2002                                     $10,238                       $10,238
For the period from commencement of operations (August
31, 2000) through
January 31, 2001                                                 $2,260                        $2,260

DOW 30 FUND

Year ended January 31, 2002                                    $358,851                      $319,387
Three-month period ended January 31, 2001*                      $96,308                       $96,308
Year ended October 31, 2000                                    $439,598                      $375,504
Year ended October 31, 1999                                    $295,229                      $172,136

500 INDEX FUND

Year ended January 31, 2002                                     $36,734                       $36,734
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $7,137                        $7,137



                                      -58-

EXTENDED MARKET INDEX FUND

Year ended January 31, 2002                                     $12,214                       $12,214
For the period from commencement of operations (August
31, 2000) through January 31, 2001
                                                                 $4,743                        $4,743

ASIAN INDEX FUND

Year ended January 31, 2002                                     $10,056                       $10,056
For the period from commencement of
operations (August 31, 2000) through
January 31, 2001
                                                                 $4,778                        $4,778

EUROPEAN INDEX FUND

Year ended January 31, 2002                                     $11,712                       $11,712
For the period from commencement of
operations (August 31, 2000) through
January 31, 2001                                                 $5,080                        $5,080

TECHNOLOGY FUND

Year ended January 31, 2002                                      $9,234                        $9,234
For the period from commencement of
operations (August 31, 2000) through
January 31, 2001
                                                                 $4,352                        $4,352

TAX MANAGED GROWTH FUND

Year ended January 31, 2002                                      $6,667                        $6,667
For the period from commencement of
operations (August 31, 2000) through
January 31, 2001
                                                                 $2,970                        $2,970


*Effective after October 31, 2000, the Dow 30 Fund changed its fiscal year end from October 31 to January 31.

Conflict of interest restrictions may apply to the receipt by Servicing Agents of compensation from the Trust in connection with the investment of fiduciary assets in Fund shares. Servicing Agents, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the FDIC, and investment sub-advisers and other money managers are urged to consult their legal advisers before investing such assets in Fund shares.

TRANSFER AGENT AND CUSTODIAN
National Investor Services Corp. (the "Transfer  Agent"),  55 Water Street,  New
York, NY 10041, an affiliate of the Investment  Manager,  serves as transfer and dividend  disbursing  agent for the Funds.  For the services  provided under the
Transfer  Agency  and  Dividend  Disbursing  Agency  Agreement,   which  include
furnishing  periodic and year-end  shareholder  statements and  confirmations of purchases and sales,  reporting  share  ownership,  aggregating,  processing and
recording   purchases  and  redemptions  of  shares,   processing  dividend  and
distribution payments,  forwarding  shareholder  communications such as proxies, shareholder  reports,  dividend notices




                                      -59-

and prospectuses to beneficial owners, receiving, tabulating and transmitting proxies executed by beneficial owners and sending year-end tax reporting to shareholders and the Internal Revenue Service, the Transfer Agent receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets.
The Transfer Agent is permitted to subcontract any or all of its functions with respect to all or any portion of the Funds' shareholders to one or more qualified sub-transfer agents or processing agents, which may be affiliates of the Transfer Agent, the Distributor, or broker-dealers authorized to sell shares of the Funds pursuant to a selling agreement with the Distributor. The Transfer
Agent is permitted to compensate those agents for their services; however, that compensation may not increase the aggregate amount of payments by the Funds to the Transfer Agent.


Pursuant to a Custodian Agreement,  The Bank of New York (the "Custodian"),  One
Wall Street, New York, NY 10286, acts as the custodian of the Funds' assets. The
Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects all income and other payments and distributions with respect to the assets of each Fund, and pays expenses of each Fund.

EXPENSES

Each Fund pays the expenses of its operations, including the costs of shareholder and board meetings; the fees and expenses of blue sky and pricing services, independent auditors, counsel, the Custodian and the Transfer Agent;
reports and notices to  shareholders;  the costs of calculating net asset value;
brokerage commissions or transaction costs; taxes; interest; insurance premiums;
Investment Company Institute dues; and the fees and expenses of qualifying that Fund and its shares for distribution under federal and state securities laws. In addition, each Fund pays for typesetting, printing and mailing proxy material, prospectuses, statements of additional information, notices and reports to existing shareholders, and the fees of the Independent Trustees. Each Fund is also liable for such nonrecurring expenses as may arise, including costs of any litigation to which the Trust may be a party, and any obligation it may have to indemnify the Trust's Officers and Trustees with respect to any litigation. The
Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.


CODES OF ETHICS
Each of the Trust, the Investment Manager, the Investment Sub-Advisers and the Distributor has adopted a code of ethics pursuant to Rule 17j-1 under the Investment Company Act with respect to certain of its personnel. These codes are designed to protect the interests of Fund shareholders. While each code contains provisions reasonably necessary to prevent personnel subject to the codes from engaging in unlawful conduct, it does not prohibit such personnel from investing in securities, including securities that may be purchased or held by the Funds, so long as such investments are made pursuant to the code's requirements. Each code is on file with the SEC and is available through the SEC's EDGAR system.



                                      -60-

BROKERAGE ALLOCATION
The Investment Adviser places orders for the purchase and sale of assets with brokers and dealers selected by and in its discretion. In placing orders for the Funds' portfolio transactions, the Investment Adviser seeks "best execution"
(i.e., prompt and efficient execution at the most favorable prices).


Consistent   with  the  policy  of  "best   execution,"   orders  for  portfolio
transactions  are placed with  broker-dealer  firms giving  consideration to the quality,  quantity and nature of the firms' professional  services which include execution,  clearance  procedures,  reliability and other factors.  In selecting among  the  firms  believed  to meet the  criteria  for  handling  a  particular transaction,  the Investment  Adviser may give consideration to those firms that provide market,  statistical and other research information to the Trust and the
Investment Adviser. In addition, a Fund may pay higher than the lowest available commission rates when the Investment  Adviser believes it is reasonable to do so in light of the value of the  brokerage  and research  services  provided by the broker  effecting  the  transaction,  viewed in terms of either  the  particular transaction or the Investment Adviser's overall responsibilities with respect to accounts as to which it exercises investment  discretion.  Any research benefits derived are available for all clients and may not all be used by the  Investment
Adviser  in  connection  with a Fund.  Because  statistical  and other  research information is only  supplementary to the Investment  Adviser's research efforts and still must be analyzed  and  reviewed by its staff,  the receipt of research information is not expected to  significantly  reduce its expenses.  In no event will a  broker-dealer  that is affiliated  with the Investment  Adviser  receive brokerage  commissions  in  recognition  of  research  services  provided to the
Investment Adviser.

The Investment  Adviser may employ  broker-dealers  that are affiliated  with it
(collectively  "Affiliated  Brokers") to effect  portfolio  transactions for the
Funds,   provided  certain  conditions  are  satisfied.   Payment  of  brokerage
commissions to Affiliated  Brokers is subject to Section 17(e) of the Investment
Company Act and Rule 17e-1 thereunder,  which require,  among other things, that commissions  for  transactions  on  securities  exchanges  paid by a  registered investment  company to a broker which is an affiliated person of such investment company, or an affiliated person of another person so affiliated, not exceed the usual and customary  brokers'  commissions  for such  transactions.  The Trust's
Board of Trustees,  including a majority of  Independent  Trustees,  has adopted procedures to ensure that  commissions  paid to Affiliated  Brokers by the Funds satisfy the standards of Section 17(e) and Rule 17e-1.  Certain transactions may be  effected  for a Fund by an  Affiliated  Broker at no net cost to that  Fund;
however,  the  broker-dealer  may be  compensated  by another  broker-dealer  in connection with such transaction for the order flow to the second broker-dealer.
Receipt of such compensation  will be subject to the Funds' procedures  pursuant to Section 17(e) and Rule 17e-1.


The investment decisions for each Fund will be reached independently from those for other accounts, if any, managed by the Investment Adviser. On occasions when the Investment Adviser deems the purchase or sale of securities to be in the best interest of one or more clients of the Investment Adviser, the Investment
Adviser, to the extent permitted by applicable laws and regulations, may, but shall be under no obligation to, aggregate the securities to be so sold or purchased in order to obtain the most favorable price or lower brokerage commissions and



                                      -61-

efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in accordance with its policy for aggregation of orders, as in effect from time to time. In some cases this procedure may affect the size or price of the position obtainable for a Fund.

Purchases and sales of equity securities on exchanges are generally effected through brokers who charge commissions. In transactions on stock exchanges in the United States, these commissions generally are negotiated. In all cases, a Fund will attempt to negotiate best execution.

Purchases and sales of fixed income portfolio securities are generally effected as principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and ask prices. In the case of securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

The following table shows the dollar amount of brokerage commissions with respect to the Funds. The data is for the past three fiscal years or shorter period if a Fund has been in operation for a shorter period. During the periods indicated, there were no commissions paid by the Funds to Affiliated Brokers.


                                                                                   Brokerage
                                                                                  Commissions

BOND INDEX FUND
Year ended January 31, 2002                                                            $0
For the period from  commencement  of operations
(August 31, 2000) to January 31, 2001                                                  $0

DOW 30 FUND
Year ended January 31, 2002                                                           $0+
Three-month period ended January 31, 2001*                                            $0+
Year ended October 31, 2000                                                           $0+
Year ended October 31, 1999                                                           $0+

500 INDEX FUND
Year ended January 31, 2002                                                       $14,496
For the period from  commencement  of operations  (August 31, 2000) to             $4,607
January 31, 2001

EXTENDED MARKET INDEX FUND
Year ended January 31, 2002                                                        $8,690
For the period from  commencement  of  operations  (August  31,  2000)
through January 31, 2001                                                           $4,766




                                      -62-

ASIAN INDEX FUND
Year ended January 31, 2002                                                        $2,829
For the period from  commencement  of  operations  (August  31,  2000)
through January 31, 2001                                                          $10,573

EUROPEAN INDEX FUND
Year ended January 31, 2002                                                        $3,714
For the period from  commencement  of  operations  (August  31,  2000)
through January 31, 2001                                                          $12,140

TECHNOLOGY FUND
Year ended January 31, 2002                                                        $4,171
For the period from  commencement  of  operations  (August  31,  2000)
through January 31, 2001                                                           $2,398

TAX MANAGED GROWTH FUND

Year ended January 31, 2002                                                        $1,267
For the period from  commencement  of  operations  (August  31,  2000)
through January 31, 2001                                                           $1,669


*Effective after October 31, 2000, the Dow 30 Fund changed its fiscal year end from October 31 to January 31. +All transactions were effected through TD Waterhouse at no cost to the Fund.

COMPUTATION OF NET ASSET VALUE


The price of a Fund's shares on any given day is its net asset value ("NAV") per share. NAV is calculated by the Trust for each Fund as of the close of regular trading on the New York Stock Exchange (the "NYSE"), generally 4:00 p.m. (Eastern time), on each day on which the NYSE is open. The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. (Eastern time). Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition to these holidays, the Custodian is generally closed on Veteran's Day and Columbus Day.

Securities owned by a Fund for which market quotations are readily available are valued at current market value. Each Fund values its securities as follows. A security listed or traded on an exchange (for these purposes, including the National Association of Securities Dealers' Automatic Quotation System (NASDAQ)) is valued at its last sale price (prior to the time as of which assets are valued) on the exchange where it is principally traded. Lacking any such sales on the day of valuation, the security is valued at the mean of the last bid and asked prices. All other securities for which over-the-counter market quotations are readily available generally are valued at the mean of the current bid and asked prices. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board. Debt securities may be valued on the basis of valuations furnished by pricing services that utilize electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities, without regard to sale or bid prices, when such valuations are believed to more accurately reflect the fair market value of such securities. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.




Most of the securities in which the Asian Index Fund and the European Index Fund invest are traded in markets that close before the close of trading on the NYSE. For securities primarily traded in the Far East, the most recent closing prices may be as much as 15 hours old as of the close of trading of the NYSE. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and the close of trading on the NYSE will not be reflected in the Asian Index Fund's NAV. The Asian Index Fund and the European Index Fund may adjust the previous closing prices to reflect fair value or use the next available opening market prices to value its portfolio securities.

Because certain of the Funds may invest in securities that are listed on foreign exchanges that may trade on weekends or other days when those Funds do not price their shares, those Funds' share value may change on days when shareholders will not be able to purchase or redeem those Funds' shares.

DIVIDENDS AND TAX STATUS


DIVIDENDS
It is currently contemplated that dividends of the Bond Index Fund's net investment income, if any, will be declared daily and paid monthly and that dividends of each other Fund's net investment income, if any, will be declared and paid annually. Any dividends declared will be net of each Fund's expenses accrued to date. In the event that the Trust's Board of Trustees changes the dividend policy, shareholders will be notified.


CAPITAL GAIN DISTRIBUTIONS
If a Fund realizes any net capital gain, such gain will be distributed at least once during the year as determined by the Trust's Board of Trustees. Short-term capital gain distributions by a Fund are taxable to shareholders as ordinary income, not as capital gain. Long-term capital gains realized by non-corporate taxpayers are subject to a reduced minimum tax rate. Any realized capital loss to the extent not offset by realized capital gain will be carried forward.


TAX STATUS OF THE TRUST
Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. To qualify as a regulated investment company, each Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) and its net tax-exempt interest income each taxable year, if any.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (reduced (but not the net capital gain) by its net ordinary loss in the calendar year) for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for the preceding year that was not distributed during such year. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.


Dividends paid out of a Fund's investment company taxable income and net short-term capital gains will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.


Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments thereon. This income is included in determining the amount of income which the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. In addition, if a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligation may be eligible for the deduction for dividends received by corporations. In such event, dividends of investment company taxable income, to the extent attributable to such portion of accrued original issue discount, may be eligible for this deduction for dividends received by corporations if so designated by the Fund in a written notice to shareholders.

Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income on a current basis.


The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.


Certain options and futures contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" (that is, treated as sold at fair market value), resulting in unrealized gains or losses being treated as though they were realized.


Generally, the hedging transactions undertaken by a Fund may result in "straddles" for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. The tax consequences to the Funds of engaging in hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to shareholders.

Each Fund may make one or more of the elections available under the Code that are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.


Because the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which may be distributed to shareholders, and which will be taxed to them as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.


Notwithstanding any of the foregoing, a Fund may recognize gain from a constructive sale of certain "appreciated financial positions" if, generally, the Fund enters into a short sale, offsetting notional principal contract or futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options and futures or forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

Unless certain constructive sale rules (as discussed above) apply, a Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which the Fund held the security used to close the short sale. In addition, the Fund's holding period of any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. Certain provisions of the Code, however, alter this treatment by treating certain short sales against the box and other transactions as a constructive sale of the underlying security held by the Fund, thereby requiring current recognition of gain, as described above. Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future Treasury regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.


Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Upon the sale, exchange or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


If a Fund invests in stock of certain passive foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for such stock. The distribution or gain so allocated to any taxable year of the Fund (whether or not distributed to shareholders), other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income tax rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of such stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

Alternatively, a Fund may elect to mark-to-market its passive foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. Each Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the passive foreign investment company. However, in order to make this election, a Fund would be required to obtain certain information from such company, which may be difficult to do.

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations (which may be true of the European Index Fund and the Asian Index Fund in certain years), the Fund will be eligible and may elect to "pass-through" to the Fund's shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country. A shareholder that is a non-resident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder.


Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and section 988 gains will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from a Fund. The foreign tax credit limitation rules do not apply to certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income. The foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend paying shares are held by a Fund for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if a Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for the related foreign taxes. The foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.


Each Fund may be required to withhold U.S. federal income tax at the rate of 30% (subject to phase-in reductions) of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number and to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.


Ordinary income dividends paid by a Fund to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.


As of January 31, 2002, the 500 Index Fund, the Extended Market Index Fund, the Asian Index Fund, the European Index Fund, the Technology Fund and the Tax Managed Growth Fund had
capital loss carryforwards of $231,604, $4,874, $327,026,  $213,091,  $1,373,894
and $656,285, respectively. For federal income tax purposes, capital loss carryforwards generally may be carried forward and applied against future capital gains. The Funds' capital loss carryforwards will expire between January 31, 2009 and January 31, 2010.

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. The tax consequences to a foreign shareholder of an investment in a Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.


INDEPENDENT AUDITORS AND REPORTS TO SHAREHOLDERS


The Trust's independent auditors, Ernst & Young LLP, 5 Times Square, New York, NY 10036, audit and report on the Trust's annual financial statements, review certain regulatory reports and the Trust's federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' January 31, 2002 financial statements and the report thereon of Ernst & Young LLP from the Funds' January 31, 2002 annual report (as filed with the SEC on April 5, 2002 pursuant to Section 30(b) of the Investment Company Act and Rule 30b2-1 thereunder (Accession Number 0001089355-02-000268)) are incorporated herein by reference.


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

For additional information regarding purchasing and selling shares of the Funds, see "How to Buy and Sell Shares" in the Prospectus.

Shares of the Funds are sold on a continuous basis by the Distributor.

In general, shares of a Fund may be redeemed at NAV. However, shares of certain Funds held for 180 days or less are redeemable at a price equal to a specified percentage of the then current NAV per share (the "discount") according to the table below. This discount, referred to in the Prospectus and this Statement of Additional Information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon redemption. It is intended to encourage long-term investment in the applicable Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee which is paid to the Fund, is not a deferred sales charge, is not a commission paid to the Distributor, the Investment Adviser or their respective affiliates, and does not benefit them in any way. The Funds reserve the right to modify the terms of or terminate this fee at any time.

                                    Extended Market
                                      Index Fund,
                                   Asian Index Fund,          Technology Fund
                                     and European             and Tax Managed
                                      Index Fund                Growth Fund

         Discount                       99.25%                      99%

If the Trust's Board of Trustees determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing the relevant Fund's NAV per share. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. An in-kind distribution of portfolio securities will be less liquid than cash. The shareholder may have difficulty in finding a buyer for portfolio securities received in payment for redeemed shares. Portfolio securities may decline in value between the time of receipt by the shareholder and conversion to cash. A redemption in-kind of a Fund's portfolio securities could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of that Fund's portfolio.

The Trust may suspend redemption rights and postpone payments at times when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist, or for such other circumstances as the SEC may permit.

PERFORMANCE
The historical performance calculation for each Fund may be shown in the form of "total return" or "yield." These various measures of performance are described below.

Quotations of performance may from time to time be used in advertisements, sales literature, shareholder reports or other communications to shareholders or prospective investors. All performance information supplied by a Fund is historical and is not intended to indicate future returns. Each Fund's total return and yield fluctuate in response to market conditions and other factors. The value of a Fund's shares when redeemed may be more or less than their original cost.

In performance advertising, each Fund may compare its performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., or other companies that track the investment performance of investment companies ("Fund Tracking Companies"). Each Fund may also compare any of its performance information with the performance of recognized stock, bond and other indices. Each Fund may refer to general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). In addition, each Fund may refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of a Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

TOTAL RETURN CALCULATIONS
Standardized total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's NAV per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical investment, over such periods according to the following formula:

         P(1+T)^n = ERV

         Where:

         P = a hypothetical  initial  payment of $1,000
         T = average annual total return
         n = number of years
         ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 payment made at the beginning of the applicable period.


After-tax average annual total return is calculated as described above with respect to average annual total return and, in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes for each methodology assumes the highest individual marginal federal income tax rates currently in effect. These tax rates correspond to the tax characteristics of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain, and long-term capital gain distribution rate for long-term capital gain distributions). State and local taxes are not taken into account. Tax rates may vary over the performance measurement period. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Average annual total return after taxes on distributions is calculated according to the following formula:

         P(1+T)^n = ATVD

         Where:

         T = average annual total return (after taxes on distributions)
         ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.
         The other definitions are the same as in average annual total return above.

Average annual total return after taxes on distributions and redemption is calculated according to the following formula:

         P(1+T)n = ATVDR

         Where:

          T = average annual total return (after taxes on distributions and redemption)
          ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.
          The other definitions are the same as in average annual total return above.

The following table shows each Fund's average annual total return (before taxes, after taxes on distributions and after taxes on distributions and redemption) for the one-year, five-year, ten-year and since inception periods (or shorter period if a Fund has been in operation for a shorter period) ended January 31, 2002. The Dow 30 Fund commenced operations on March 31, 1998 and the other Funds commenced operations on August 31, 2000.

                                                           One Year                     Since Inception
BOND INDEX FUND
     Before Taxes                                          7.11%                        9.51%
     After Taxes on Distributions                          4.52%                        6.93%
     After Taxes on Distributions and
     Sale of Shares                                        4.34%                        6.35%
DOW 30 FUND
     Before Taxes                                          -7.57%                       4.73%
     After Taxes on Distributions                          -8.13%                       2.49%
     After Taxes on Distributions and
     Sale of Shares                                        -4.65%                       2.63%
500 INDEX FUND
     Before Taxes                                          -16.53%                      -17.96%
     After Taxes on Distributions                          -16.75%                      -18.18%
     After Taxes on Distributions and
     Sale of Shares                                        -10.15%                      -14.34%


                                      -73-

EXTENDED MARKET INDEX FUND
     Before Taxes                                          -18.90%                      -27.36%
     After Taxes on Distributions                          -19.15%                      -27.55%
     After Taxes on Distributions and
     Sale of Shares                                        -11.61%                      -21.67%
ASIAN INDEX FUND
     Before Taxes                                          -31.00%                      -33.45%
     After Taxes on Distributions                          -31.00%                      -33.47%
     After Taxes on Distributions and
     Sale of Shares                                        -19.03%                      -26.28%
EUROPEAN INDEX FUND
     Before Taxes                                          -25.03%                      -20.60%
     After Taxes on Distributions                          -25.18%                      -20.71%
     After Taxes on Distributions and
     Sale of Shares                                        -15.19%                      -16.29%
TECHNOLOGY FUND
     Before Taxes                                          -40.50%                      -49.16%
     After Taxes on Distributions                          -40.50%                      -49.33%
     After Taxes on Distributions and
     Sale of Shares                                        -24.87%                      -38.14%
TAX MANAGED GROWTH FUND
     Before Taxes                                          -15.34%                      -17.08%
     After Taxes on Distributions                          -15.34%                      -17.08%
     After Taxes on Distributions and
     Sale of Shares                                        -9.42%                       -13.55%


In addition to average annual returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Total returns may be broken down into their components of income and capital (including capital gain and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Period total return is calculated according to the following formula:

         PT = (ERV/P) -1

         Where:

          PT = period total return.
          The other definitions are the same as in average annual total return above.

SEC YIELD CALCULATIONS
Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that each Fund's yield fluctuates from day to day and that a Fund's yield for any given period is not an indication or representation by a Fund of future yields or rates of return on that Fund's shares. The yields of a Fund are not fixed or guaranteed, and an investment in a Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of a Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare a Fund's yield information directly to similar information regarding investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining a Fund's standardized yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution that Fund paid over the same period or the rate of income reported in that Fund's financial statements.


Standardized yields for each Fund used in advertising are computed by dividing that Fund's net investment income per share earned during a given 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

         YIELD + 2([(a - b + 1)^6 - 1]
                     -----
                      cd

         Where:

         a = dividends and interest earned during the period.

         b = expenses accrued for the period (net of reimbursements).

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period.

The 30-day yield for the period ended January 31, 2002 for the Bond Index Fund was 3.87%.


OTHER ADVERTISEMENT MATTERS
The Funds may advertise other forms of performance. For example, a Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period.

Each Fund may also include various information in its advertisements. Information included in a Fund's advertisements may include, but is not limited to (i) a complete or partial list of portfolio holdings as of a certain date and portfolio allocation as of a certain date, such as portfolio diversification by instrument type, by instrument, by location of issuer, industry or by maturity;
(ii) portfolio transaction information for certain periods, which may include a discussion of the Investment Adviser's rationale for buying or selling a particular  security  and/or  a  discussion  of  the  issuer's  business;  (iii)
statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (iv) information regarding the effects of automatic investment and systematic withdrawal plans, including the principle of dollar cost averaging; (v) descriptions of the Fund's portfolio manager(s) and the portfolio management staff of the Investment Adviser or summaries of the views of the portfolio managers with respect to the financial markets; (vi) the results of a hypothetical investment in the Fund or an index over a given number of years, including the amount that the investment would be at the end of the period; (vii) the effects of investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; and (viii) the NAV, net assets or number of shareholders of the Fund as of one or more dates.


Information regarding portfolio holdings or transactions, or related discussions, should not be considered as a recommendation to purchase or sell a particular security. Further, there is no assurance, as of the date of publication of the advertisement or other material, that any securities discussed as having been purchased remain in a Fund's portfolio or that securities discussed as having been sold have not been repurchased. Additionally, securities discussed as purchased or held do not represent a Fund's entire portfolio and in the aggregate may represent a small percentage of a Fund's portfolio.


In connection with its advertisements, a Fund may provide information about its Investment Manager, TD Waterhouse, an Investment Adviser or any of the Fund's other service providers, including information relating to policies, business practices or services.

Each Fund may advertise information regarding the effects of periodic investment, including the principle of dollar cost averaging. In a dollar cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not ensure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

                                       Systematic                    Share                    Shares
               Period                  Investment                    Price                   Purchased
               ------                  ----------                    -----                   ---------
                  1                       $100                        $10                      10.000
                  2                       $100                        $12                       8.333
                  3                       $100                        $15                       6.666
                  4                       $100                        $20                       5.000
                  5                       $100                        $18                       5.555
                  6                       $100                        $16                       6.250
                                          ----                        ---                       -----
                           Total Invested $600          Avg. Price $15.17         Total Shares 41.804

SHAREHOLDER INFORMATION

The Trust has an unlimited number of authorized shares of beneficial interest. The Board of Trustees may divide the authorized shares into an unlimited number of separate portfolios or series and may divide portfolios or series into classes of shares without shareholder approval. Currently, the Trust has eight series (the Funds). Shares are fully paid and nonassessable when issued, are transferable without restriction, and have no preemptive or conversion rights. Shares of the Trust have equal rights with respect to voting, except that the holders of shares of each Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. For example, shareholders of a Fund will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such Fund. Shareholders of the Trust do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Trust voting together for the election of Trustees may elect all of the members of the Board of Trustees. In such event, the remaining holders cannot elect any members of the Board of Trustees.

The Trust will not normally hold annual shareholders' meetings. Under Delaware law and the Trust's By-laws, an annual meeting is not required to be held in any year in which the election of Trustees is not required to be acted upon under the Investment Company Act. The Trust's By-Laws provide that special meetings of shareholders, unless otherwise provided by law or by the Agreement and Declaration of Trust, may be called for any purpose or purposes by a majority of the Board of Trustees, the Chairman of the Board, the President, or the written request of the holders of at least 10% of the outstanding shares of the Trust entitled to be voted at such meeting to the extent permitted by Delaware law and the By-Laws of the Trust.


Currently, shareholders' voting rights are based on the number of shares that they own. Under the Agreement and Declaration of Trust, the Board of Trustees has the authority to change the voting rights to a dollar-based voting system. Under a dollar-based voting system, each dollar of NAV (number of shares of a series of the Trust (or class thereof) owned times the NAV per share of such series or class, as applicable) is entitled to one vote on any matter on which those shares are entitled to vote and each fractional dollar amount is entitled to a proportionate fractional vote.

Each Trustee serves until the next election of Trustees and until the election and qualification of his or her successor or until such Trustee sooner dies, resigns, retires or is removed by the affirmative vote of a majority of the outstanding voting securities of the Trust. In accordance with the Investment Company Act (i) the Trust will hold a shareholder meeting for the election of Trustees at such time as less than a majority of the Trustees have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Delaware law provides that shareholders shall be entitled to the same limitation of personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. To guard against this risk, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply (or no contractual limitation of liability was in effect) and the portfolio is unable to meet its obligation. In light of Delaware law and the nature of the Trust's business, the Investment Manager believes that the risk of personal liability to shareholders is extremely remote.


As permitted under Delaware law, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular series of the Trust (such as one of the Funds) are enforceable against the assets of that series only and not against the assets of the Trust generally or another series of the Trust.

APPENDIX


                       RATINGS OF FIXED INCOME SECURITIES

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE RATINGS

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

         The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representations as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the Securities Act of 1933, as amended.

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

--   Leading market positions in well established industries

--   High rates of return on funds employed

-- Conservative capitalization structures with moderate reliance on debt and ample asset protection

-- Broad margins in earnings coverage of fixed financial charges and high internal cash generation

-- Well established access to a range of financial markets and assured sources of alternate liquidity

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

         Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

         Preferred stock rating symbols and their definitions are as follows:

aaa An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa An issue that is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S ("STANDARD & POOR'S") CORPORATE DEBT RATINGS

         A Standard & Poor's corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

         The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other reasons.

         The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher- rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     Debt rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB or BBB- rating.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

         Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

*    Continuance  of the rating is contingent  upon Standard & Poor's receipt of
     an  executed  copy  of  the  escrow  agreement  or  closing   documentation
     confirming investments and cash flows.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

         Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA," "AA," "A," "BBB," commonly known as "investment grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

DESCRIPTION OF STANDARD & POOR'S COMMERCIAL PAPER RATINGS

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-l."

A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated "B" are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D This rating indicates that the issue is either in default or is expected to be in default upon maturity.

         The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

DESCRIPTION OF STANDARD & POOR'S PREFERRED STOCK RATINGS

         A Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue.

Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

         The preferred stock ratings are based on the following considerations:

I. Likelihood of payment -- capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II.  Nature of, and provisions of, the issue.

III. Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

BB,  Preferred  stock rated "BB," "B," and "CCC" are  regarded,  on balance,  as
B, predominantly speculative with respect to the issuer's capacity to pay CCC preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C    A preferred stock rated "C" is a non-paying issue.

D A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

         NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

         Plus (+) or minus (-): To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard Poor's earnings and dividend rankings for common stocks.

         The ratings are based on current information furnished to Standard & Poor's by the issuer, and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)      (1)      Certificate of Trust (See Note A)

         (2)      Agreement and Declaration of Trust (See Note A)

(b)               By-Laws (See Note A)

(c)               Instruments Defining Shareholder Rights (incorporated by reference to Exhibits a and b to the Registration Statement above)

(d)      (1)(a)   Investment Management Agreement between Registrant and TD Waterhouse Asset Management, Inc.
                  dated November 5, 1999 (See Note E)

         (1)(b)   Amendment to Investment Management Agreement between Registrant and TD Waterhouse Asset
                  Management, Inc. dated August 31, 2000 (See Note E)

         (2)      Investment Sub-Advisory Agreement between TD Waterhouse Asset Management, Inc. and T. Rowe
                  Price Associates, Inc. dated August 31, 2000 (See Note E)

         (3)      Investment Sub-Advisory Agreement between TD Waterhouse Asset Management, Inc. and TD
                  Investment Management Inc. dated August 31, 2000 (See Note E)

(e)      (1)      Distribution Agreement between Registrant and Funds Distributor, Inc. dated April 11, 2001
                  (See Note E)

         (2)      Form of Agency Selling Agreement (See Note B)

(f)               Inapplicable

(g)      (1)(a)   Custody Agreement between Registrant and The Bank of New York dated November 5, 1999 (See
                  Note E)

         (1)(b)   Amendment to Custody Agreement between Registrant and The Bank of New York dated September
                  6, 2000 (See Note E)

         (1)(c) Amendment to Custody Agreement between Registrant and The Bank of New York dated June 6, 2001 (filed herewith)

         (2)      Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of
                  New York dated June 6, 2001 (filed herewith)

(h)      (1)(a)   Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National
                  Investor Services Corp. dated November 5, 1999 (See Note E)

         (1)(b)   Amendment to Transfer Agency and Dividend Disbursing Agency Agreement between Registrant and National Investor Services Corp. dated August 31, 2000 (See Note E)

         (2)(a)   Form of Shareholder Servicing Plan and Related Agreements (See Note B)

         (2)(b)   Amendment to Shareholder Services Agreement dated March 7, 2001 between Registrant and TD
                  Waterhouse Investor Services, Inc. (See Note E)





         (3)(a)   Administration Agreement between and among Registrant,  TD
                  Waterhouse Asset Management, Inc. and TD Waterhouse Investor
                  Services,  Inc.  relating to TD Waterhouse Dow 30 Fund dated
                  November 5, 1999 (See Note E)

         (3)(b)   Administration  Agreement between Registrant and TD Waterhouse
                  Investor  Services,  Inc. relating to TD Waterhouse Bond Index
                  Fund,  TD Waterhouse  500 Index Fund,  TD Waterhouse  Extended
                  Market  Index  Fund,  TD  Waterhouse   Asian  Index  Fund,  TD
                  Waterhouse European Index Fund, TD Waterhouse  Technology Fund
                  and TD  Waterhouse  Tax Managed  Growth Fund dated  August 31,
                  2000 (See Note E)

         (4)      Sub-Administration Agreement between TD Waterhouse Investor Services, Inc. and Funds
                  Distributor, Inc. dated April 11, 2001 (See Note E)

         (5)      Accounting Services Agreement between TD Waterhouse Investor Services, Inc. and SEI
                  Investments Mutual Funds Services dated August 31, 2000 (See Note D)

         (6)      State Registration Services Agreement between Registrant and
                  Automated Business Development Corporation dated November 5,
                   1999 (See Note E)

         (7)      Deed  of  Appointment  dated  March  22,  2001  and  Related
                  Irrevocable Deed Poll (See Note E)

(i)               Opinion and Consent of Shearman & Sterling as to legality of the securities being registered (See Note E)

(j)               Consent of Independent Auditors (filed herewith)

(k)               Inapplicable

(l)      (1)      Purchase Agreement between Registrant and TD Waterhouse Family of Funds, Inc. dated
                  November 5, 1999 (See Note E)

         (2)      Subscription Agreement between Registrant and FDI Distribution Services, Inc. dated August
                  30, 2000 (See Note E)

(m)               Inapplicable

(n)               Inapplicable

(p)      (1)      Code of Ethics of Registrant and Investment Manager (See Note C)

(2)               Code of Ethics of Principal Underwriter (See Note C)

(3)               Code of Ethics of T. Rowe Price Associates, Inc. (See Note D)

(4)               Code of Ethics of TD Investment Management Inc. (See Note D)

Other Exhibit:
         Power of Attorney for Richard Dalrymple, Carolyn B. Lewis, George F. Staudter and Lawrence Toal
         dated September 8, 1999 (See Note B)

Note A:  Filed as an exhibit to Registrant's Registration Statement on Form N-1A, File Nos. 333-84623;
         811-9519, on August 6, 1999, and incorporated herein by reference.



Note B:  Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement, File
         Nos. 333-84623; 811-9519, on November 5, 1999, and incorporated herein by reference.

Note C:  Filed as an exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement, File
         Nos. 333-84623; 811-9519, on May 10, 2000, and incorporated herein by reference.

Note D:  Filed as an exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement, File
         Nos. 333-84623; 811-9519, on December 28, 2000, and incorporated herein by reference.

Note E:  Filed as an exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement, File
         Nos. 333-84623; 811-9519, on May 25, 2001, and incorporated herein by reference.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         As permitted by Sections 17(h) and (i) of the Investment Company Act of
1940, as amended (the "Investment  Company Act"), and pursuant to Article VII of the Agreement  and  Declaration  of Trust  (Exhibit  (a)(2) to the  Registration
Statement)  and  Article  XI  of  the  Trust's  By-Laws   (Exhibit  (b)  to  the
Registration  Statement),  officers,  trustees,  employees  and  agents  of  the
Registrant  will not be  liable to the  Registrant,  any  stockholder,  officer, director,  employee,  agent or other  person  for any  action or failure to act, except  for  bad  faith,  willful  misfeasance,  gross  negligence  or  reckless
disregard  of  duties,   and  those  individuals  may  be  indemnified   against
liabilities in connection with the Registrant,  subject to the same  exceptions.
Section  3817 of the  Delaware  Business  Trust Act permits  indemnification  of trustees who acted in good faith and reasonably believed that the conduct was in the best  interest  of the  Registrant.  As  permitted  by Section  17(i) of the
Investment  Company Act, pursuant to Section 1.10 of the Distribution  Agreement
(see Item  23(e)(1)),  the  Distributor  of the  Registrant  may be  indemnified against  liabilities  which it may incur,  except  liabilities  arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

         Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Investment Company Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issue.

         The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

         Section 6 of the Investment Management Agreement (see Item 23(d)) limits the liability of the Investment Manager to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Investment Management Agreement.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the SEC under the Investment Company Act as long as the interpretation of Section 17(h) and 17(i) of such Act remains in effect and is consistently applied.



Item 26.  Business and Other Connections of Investment Adviser.

         The following  persons are the directors and officers of the Investment
Manager:

         DAVID HARTMAN*, Senior Vice President and Chief Investment Officer of the Investment Manager since 1995.

         RICHARD H. NEIMAN*,  Director and Secretary of the Investment  Manager.
Mr. Neiman has served as Executive Vice President, General Counsel, Director and
Secretary of TD Waterhouse Group, Inc. since July 1994. Mr. Neiman also serves in similar capacities for TD Waterhouse Investor Services, Inc.

         FRANK J. PETRILLI*, Director of the Investment Manager. Mr. Petrilli has served as Chairman, President and Chief Executive Officer of TD Waterhouse
Asset  Management,  Inc.  since January 1997.  Mr.  Petrilli has served as Chief
Executive Officer of TD Waterhouse Group, Inc. since March 1998 and President since January 1995. Since August 1998, Mr. Petrilli has served as Director and
Vice Chairman of TD Waterhouse Investor Services, Inc.

         B. KEVIN STERNS*,  Senior Vice President,  Chief Financial  Officer and
Treasurer of the  Investment  Manager.  Mr. Sterns has served as Executive  Vice
President,  Chief Financial  Officer and Treasurer of TD Waterhouse  Group, Inc.
and TD Waterhouse Investor Services, Inc. since October 1996. Mr. Sterns has served in various positions with Toronto-Dominion Bank since October 1970 and is currently a Vice President with the Bank.

         MICHELE   R.   TEICHNER*,   Senior   Vice   President   -   Compliance,
Administration and Operations of the Investment  Manager.  Ms. Teichner has been serving as Senior Vice President of TD Waterhouse Asset  Management,  Inc. since
August 1996, with responsibility for compliance, administration and operations.

        *    Address: 100 Wall Street, New York, NY 10005

Item 27.  Principal Underwriters.

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

GMO Trust
LaSalle Partners Funds, Inc.
LMCG Funds
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
The Saratoga Advantage Trust
The Skyline Funds
St. Clair Funds, Inc.
TD Waterhouse Family of Funds, Inc.
UAM Funds, Inc.
UAM Funds, Inc. II
UAM Funds Trust



         The   Distributor  is  registered  with  the  Securities  and  Exchange
Commission as a  broker-dealer  and is a member of the National  Association  of
Securities Dealers.  The Distributor is located at 60 State Street,  Suite 1300,
Boston,  Massachusetts  02109.  The  Distributor  is  an  indirect  wholly-owned subsidiary of The BISYS Group, Inc.

         (b) The following is a list of the executive officers, directors and partners of the Distributor:

                                                                                                          Positions and Offices
         Name and Principal Business Address           Position with Distributor                             with Registrant
         -----------------------------------           -------------------------                             ---------------
         Lynn J. Mangum                                Director                                                  None
         William J. Tomko                              President                                                 None
         Kevin J. Dell                                 Secretary                                                 None
         Edward S. Forman                              Assistant Secretary                                       None
         Dennis R. Sheehan                             Director/Treasurer                                        None
         Donald W. Blodgett, Jr.                       Financial Operations Officer                              None
         Charles L. Booth                              Vice President/Assistant Compliance Officer               None
         Richard F. Froio                              Chief Compliance Officer/Executive                        None
                                                          Representative/Supervising Principal

          * c/o Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109

         (c)      Not applicable.

Item 28.  Location of Accounts and Records.

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act and the Rules thereunder are maintained at the offices of the Registrant, the offices of the Registrant's Investment Manager and Administrator, TD Waterhouse Asset Management, Inc. and TD Waterhouse Investor Services, Inc., respectively, 100 Wall Street, New York, New York 10005, or (i) in the case of records concerning custodial functions, at the offices of the Registrant's Custodian, The Bank of New York, One Wall Street, New York, New York 10286; (ii) in the case of records concerning transfer agency functions, at the offices of the Registrant's Transfer Agent and Dividend Disbursing Agent, National Investor Services Corp., 55 Water Street, New York, New York 10041; (iii) in the case of records concerning distribution, administration and certain other functions, at the offices of the Registrant's Distributor and Sub-Administrator, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109; and (iv) in the case of records concerning fund accounting functions, at the offices of the Registrant's fund accountant, SEI Investments Mutual Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456-1100.

Item 29.  Management Services.

          Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 31 day of May, 2002.

TD WATERHOUSE TRUST
Registrant

By  /s/ Christopher J. Kelley
--------------------------------
Christopher J. Kelley
Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by or on behalf of the following persons in the capacities and on the dates indicated.

SIGNATURE                                 TITLE                        DATE
---------                                 -----                        ----


/s/ George A. Rio                 President, Treasurer            May 31, 2002
 --------------------------       and Chief Financial
George A. Rio                     Officer


George F. Staudter*               Chairman of the Board
                                  and Trustee

Richard W. Dalrymple*             Trustee

Lawrence J. Toal*                 Trustee



*By      /s/ Richard H. Neiman                                    May 31, 2002
         -----------------------------------
         Richard H. Neiman
         Attorney-in-Fact pursuant to a power
         of attorney

                                INDEX TO EXHIBITS

    (g)(1)(c)     Amendment to Custody Agreement dated June 6, 2001

    (g)(2) Amended and Restated Foreign Custody Manager Agreement dated June 6, 2001

    (j)           Consent of Independent Auditors